                          PUTNAM CAPITAL MANAGER LIFE
                            MODIFIED SINGLE PREMIUM
                         PROSPECTUS DATED: MAY 1, 1997
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                       HARTFORD, CONNECTICUT 06104-2999
   [LOGO]                  TELEPHONE: 1-800-231-5453

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This Prospectus describes Putnam Capital Manager Life, a modified single premium variable life insurance contract ("Contract" or "Contracts") offered by Hartford Life Insurance Company ("Hartford") to applicants age 90 and under. The Contract lets the Contract Owner pay a single premium and, subject to restrictions, additional premiums.


The Contract is a modified endowment contract for federal income tax purposes, except in certain cases described under "Federal Tax Considerations," page 21. A LOAN, DISTRIBUTION OR OTHER AMOUNT RECEIVED FROM A MODIFIED ENDOWMENT CONTRACT DURING THE LIFE OF THE INSURED WILL BE TAXED TO THE EXTENT OF ANY ACCUMULATED INCOME IN THE CONTRACT. ANY AMOUNTS THAT ARE TAXABLE WITHDRAWALS WILL BE SUBJECT TO A 10% ADDITIONAL TAX, WITH CERTAIN EXCEPTIONS.


Generally, the minimum initial premium Hartford will accept is $10,000. The initial premium will be allocated to the PCM Money Market Fund Sub-Account. After the Right to Cancel Period has expired, the amount so allocated will be transferred to the Funds specified in the Contract Owner's application. The following underlying investment portfolios ("Funds") of Putnam Variable Trust are available under the Contracts: Putnam VT Asia Pacific Growth Fund, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT U.S. Government and High Quality Bond Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, and Putnam VT Voyager Fund.


There is no guaranteed minimum Account Value for a Contract. The Account Value of a Contract will vary up or down to reflect the investment experience of the Funds to which premiums have been allocated. The Contract Owner bears the investment risk for all amounts so allocated. The Contract continues in effect while the Cash Surrender Value is sufficient to pay the monthly charges under the Contract ("Deduction Amount"). The Contract may terminate if the Cash Surrender Value is insufficient to cover a Deduction Amount and, after expiration of a specified period, no additional premium payments are made.


The Contracts provide for a Face Amount, which is the minimum death benefit under a Contract. The death benefit ("Death Benefit") may be greater than the Face Amount. The Account Value will, and under certain circumstances the Death Benefit of the Contract may, increase or decrease based on the investment experience of the Funds to which premiums have been allocated. However, while the Contract is in force, the Death Benefit will never be less than the Face Amount. At the death of the Insured, Hartford will pay the death proceeds ("Death Proceeds") to the beneficiary. The Death Proceeds equal the Death Benefit less any Indebtedness under the Contract.


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IT MAY NOT BE ADVANTAGEOUS TO PURCHASE VARIABLE LIFE INSURANCE AS A REPLACEMENT
FOR YOUR CURRENT LIFE INSURANCE OR IF YOU ALREADY OWN A VARIABLE LIFE INSURANCE CONTRACT.
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THIS PROSPECTUS IS VALID ONLY IF ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE
APPLICABLE ELIGIBLE FUNDS WHICH CONTAIN A FULL DESCRIPTION OF THOSE FUNDS. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
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THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES
 AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
   ACCURACY OR ADEQUACY   OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.
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THE PRODUCTS DESCRIBED HEREIN ARE NOT DEPOSITS OF, OR GUARANTEED BY ANY BANK,
NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
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THE DATE OF THIS PROSPECTUS IS MAY 1, 1997.

2                                                HARTFORD LIFE INSURANCE COMPANY
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                               TABLE OF CONTENTS


                                                                         PAGE
                                                                         ----
 SPECIAL TERMS.........................................................    4
 SUMMARY...............................................................    5
 THE COMPANY...........................................................    7
 THE SEPARATE ACCOUNT..................................................    7
   General.............................................................    7
   Funds...............................................................    8
   Investment Adviser..................................................    9
 THE CONTRACT..........................................................    9
   Application for a Contract..........................................    9
   Premiums............................................................   10
   Allocation of Premiums..............................................   10
   Accumulation Unit Values............................................   10
 DEDUCTIONS AND CHARGES................................................   10
   Monthly Deductions..................................................   10
   Annual Maintenance Fee..............................................   12
   Taxes Charged Against the Separate Account..........................   12
   Charges Against the Funds...........................................   12
   Contingent Deferred Sales Charge....................................   12
   Premium Tax Charge..................................................   12
 CONTRACT BENEFITS AND RIGHTS..........................................   12
   Death Benefit.......................................................   12
   Account Value.......................................................   13
   Transfer of Account Value...........................................   13
   Contract Loans......................................................   13
   Amount Payable on Surrender of the Contract.........................   14
   Partial Withdrawals.................................................   14
   Benefits at Maturity................................................   14
   Lapse and Reinstatement.............................................   15
   Cancellation and Exchange Rights....................................   15
   Suspension of Valuation, Payments and Transfers.....................   15
 LAST SURVIVOR CONTRACTS...............................................   15
 OTHER MATTERS.........................................................   15
   Voting Rights.......................................................   15
   Statements to Contract Owners.......................................   16
   Limit on Right to Contest...........................................   16
   Misstatement as to Age and Sex......................................   16
   Payment Options.....................................................   16
   Beneficiary.........................................................   18
   Assignment..........................................................   18
   Dividends...........................................................   18
 EXECUTIVE OFFICERS AND DIRECTORS......................................   19
 DISTRIBUTION OF THE CONTRACTS.........................................   20
 SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS..........................   20
 FEDERAL TAX CONSIDERATIONS............................................   21
   General.............................................................   21
   Taxation of Hartford and the Separate Account.......................   21
   Income Taxation of Contract Benefits................................   21
   Last Survivor Contracts.............................................   21
   Modified Endowment Contracts........................................   21
   Estate and Generation Skipping Taxes................................   22
   Diversification Requirements........................................   22
   Ownership of the Assets in the Separate Account.....................   22
   Life Insurance Purchased for Use in Split Dollar Arrangements.......   23
   Federal Income Tax Withholding......................................   23
   Non-Individual Ownership of Contracts...............................   23
   Other...............................................................   23
   Life Insurance Purchases by Nonresident Aliens and Foreign
    Corporations.......................................................   23

HARTFORD LIFE INSURANCE COMPANY                                                3
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
                                                                         PAGE
                                                                         ----
 LEGAL PROCEEDINGS.....................................................   23
 LEGAL MATTERS.........................................................   23
 EXPERTS...............................................................   24
 REGISTRATION STATEMENT................................................   24
 APPENDIX A -- SPECIAL INFORMATION FOR CONTRACTS PURCHASED IN NEW
   YORK................................................................   25
 APPENDIX B -- ILLUSTRATION OF BENEFITS................................   27


               THE CONTRACTS MAY NOT BE AVAILABLE IN ALL STATES.

    THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO DEALER OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED ON.

4                                                HARTFORD LIFE INSURANCE COMPANY
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                                 SPECIAL TERMS


As used in this Prospectus, the following terms have the indicated meanings:



ACCOUNT VALUE: The current value of Accumulation Units plus the value of the Loan Account under the Contract. (For Contracts purchased in New York, see
Appendix A, page   ).


ACCUMULATION UNIT: An accounting unit of measure used to calculate the value of a Sub-Account.


ANNUAL WITHDRAWAL AMOUNT: The amount of a surrender or partial withdrawal that is not subject to the contingent deferred sales charge. This amount in any Contract Year is the greater of 10% of premiums or 100% of cumulative earnings (Account Value less premiums paid).


CASH SURRENDER VALUE: The Account Value less any contingent deferred sales charge and additional premium tax charge and all Indebtedness.


CODE: The Internal Revenue Code of 1986, as amended.



CONTRACT ANNIVERSARY: The yearly anniversary of the Contract Date.



CONTRACT DATE: A date not later than three business days after receipt of the initial premium at Hartford's Home Office.


CONTRACT OWNER: The person having rights to benefits under the Contract during the lifetime of the Insured; the Contract Owner may or may not be the Insured.


CONTRACT YEARS: Annual periods computed from the Contract Date.



COVERAGE AMOUNT: The Death Benefit less the Account Value.


DEATH BENEFIT: The greater of (1) the Face Amount specified in the Contract or
(2) the Account Value on the date of death multiplied by a stated percentage as specified in the Contract.


DEATH PROCEEDS: The amount that Hartford will pay on the death of the Insured. This equals the Death Benefit less any Indebtedness.


DEDUCTION AMOUNT: A deduction on the Contract Date and on each Monthly Activity Date for the cost of insurance, a tax expense charge, an administrative charge and a mortality and expense risk charge.

FACE AMOUNT: On the Contract Date, the initial Face Amount is the amount shown on the Contract's Specifications page. Thereafter, the Face Amount is reduced by any partial withdrawals.


FUNDS: Currently, the portfolios of Putnam Variable Trust described on page 5 of this Prospectus.


GUIDELINE SINGLE PREMIUM: The "Guideline Single Premium" as defined in Section 7702 of the Code.

HOME OFFICE: Currently located at 200 Hopmeadow Street, Simsbury, Connecticut; however the mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999.


INDEBTEDNESS: All monies owed to Hartford by the Contract Owner. These monies include all outstanding loans on the Contract, including any interest due or accrued Deduction Amount or Annual Maintenance Fee.



INSURED: The person on whose life the Contract is issued.



LOAN ACCOUNT: An account in Hartford's General Account, established for any amounts transferred from the Sub-Accounts for requested loans. The Loan Account credits a fixed rate of interest of 4% per annum that is not based on the investment experience of the Separate Account.


MONTHLY ACTIVITY DATE: The day of each month on which the Deduction Amount is deducted from the Account Value of the Contract. Monthly Activity Dates occur on the same day of the month as the Contract Date.


SEPARATE ACCOUNT: Separate Account Five, an account established by Hartford to separate the assets funding the Contracts from other assets of Hartford.


SUB-ACCOUNT: The subdivisions of the Separate Account used to allocate a Contract Owner's Account Value, less Indebtedness, among the Funds.


TRUST: Putnam Variable Trust.


VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

HARTFORD LIFE INSURANCE COMPANY                                                5
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-------------------------------------------
                                    SUMMARY


-------------------------------- THE CONTRACTS


    The Contracts are life insurance contracts with death benefits, cash values, and other traditional life insurance features. The Contracts are "variable." Unlike the fixed benefits of ordinary whole life insurance, the Account Value will, and the Death Benefit may, increase or decrease based on the investment experience of the Funds to which premiums have been allocated. The Contracts are credited with units ("Accumulation Units") to calculate cash values. The Contract Owner may transfer the cash values among the Funds.

    The Contracts can be issued on a single life or "last survivor" basis. For a discussion of how last survivor Contracts operate differently from single life Contracts, see "Last Survivor Contracts," page 15.

---------------------------------------------------
                       THE SEPARATE ACCOUNT AND THE FUNDS


    Separate Account Five ("Separate Account") funds the variable life insurance Contracts offered by this Prospectus. Hartford established the Separate Account pursuant to Connecticut insurance law and organized as a unit investment trust registered under the Investment Company Act of 1940. The Contracts currently offer 16 sub-accounts ("Sub-Accounts"), each investing exclusively in a Fund. If an initial premium is submitted with an application for a Contract, it will be allocated, within three business days of receipt at Hartford's Home Office, to the PCM Money Market Fund Sub-Account. After the expiration of the Right to Cancel Period, the values in PCM Money Market Fund Sub-Account will be allocated to one or more of the Funds, as specified in the Contract Owner's application. See "The Contract -- Allocation of Premiums," page 10.



    Currently, the Funds of Putnam Variable Trust available under the Contracts are: Putnam VT Asia Pacific Growth Fund, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT U.S. Government and High Quality Bond Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, and Putnam VT Voyager Fund. Applicants should read the Funds prospectus accompanying this Prospectus in connection with the purchase of a Contract. The investment objectives of the Funds are as set forth in "The Separate Account," page 7.



    The following table shows annual fund operating expenses in 1996:



                         ANNUAL FUND OPERATING EXPENSES
                        (as a percentage of net assets)



                                                                TOTAL FUND
                                     MANAGEMENT       OTHER      OPERATING
                                        FEES        EXPENSES     EXPENSES
                                    -------------  -----------  -----------
Putnam VT Asia Pacific Growth
 Fund.............................        0.80%         0.43%        1.23%
Putnam VT Diversified Income
 Fund.............................        0.70%         0.13%        0.83%
Putnam VT Global Asset Allocation
 Fund.............................        0.68%         0.15%        0.83%
Putnam VT Global Growth Fund......        0.60%         0.16%        0.76%
Putnam VT Growth and Income
 Fund.............................        0.49%         0.05%        0.54%
Putnam VT High Yield Fund.........        0.68%         0.08%        0.76%
Putnam VT International Growth
 Fund.............................        0.80%         0.18%        0.98%
Putnam VT International Growth and
 Income Fund......................        0.80%         0.17%        0.97%
Putnam VT International New
 Opportunities Fund...............        1.20%         0.19%        1.39%
Putnam VT Money Market Fund (1)...        0.45%         0.10%        0.55%
Putnam VT New Opportunities
 Fund.............................        0.63%         0.09%        0.72%
Putnam VT New Value Fund..........        0.70%         0.13%        0.83%
Putnam VT U.S. Government and High
 Quality Bond Fund................        0.62%         0.07%        0.69%
Putnam VT Utilities Growth and
 Income Fund (2)..................        0.69%         0.09%        0.78%
Putnam VT Vista Fund..............        0.65%         0.16%        0.81%
Putnam VT Voyager Fund............        0.57%         0.06%        0.63%


------------------------

(1) Other expenses for Putnam VT Money Market Fund have been restated to reflect the cost of certain insurance purchased by the Fund. See "Putnam VT Money Market Fund -- Insurance" in the Fund's prospectus. Actual other expenses and total Fund operating expenses were 0.08% and 0.53, respectively.



(2) On July 11, 1996, shareholders approved an increase in the fees payable to Putnam Investment Management, Inc. ("Putnam Management") under the Management Contract for Putnam VT Utilities Growth and Income Fund. The management fees and total expenses shown in the table have been restated to reflect the increase. Actual management fees and total expenses were 0.64% and 0.73%, respectively.



    The investment adviser for all the Funds is "Putnam Management". See "The Separate Account," page 7.

6                                                HARTFORD LIFE INSURANCE COMPANY
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                                    PREMIUMS


    The Contract permits the Contract Owner to pay a large single premium and, subject to restrictions, additional premiums. The Contract Owner may choose a minimum initial premium of 80%, 90% or 100% of the Guideline Single Premium (based on the Face Amount). Under current underwriting rules, which are subject to change, applicants between the ages of 45 and 80 who pay an initial premium of 100% of the Guideline Single Premium are eligible for simplified underwriting without a medical examination if they meet simplified underwriting standards as evidenced in their responses in the application. For Contract Owners who pay an initial premium of 80% or 90% of the Guideline Single Premium or who are below age 45 or above age 80, standard underwriting applies, except that substandard underwriting applies only in those cases that represent substandard risks according to customary underwriting guidelines. Additional premiums are allowed if they do not cause the Contract to fail to meet the definition of a life insurance contract under Section 7702 of the Code. Hartford may require evidence of insurability for any additional premiums which increase the Coverage Amount. Generally, the minimum initial premium Hartford will accept is $10,000. Hartford may accept less than $10,000 under certain circumstances. No premium will be accepted which does not meet the tax qualification guidelines for life insurance under the Code.


---------------------------------------------------
                             DEDUCTIONS AND CHARGES


    On the Contract Date and on each Monthly Activity Date, Hartford will deduct a Deduction Amount from the Account Value. The Deduction Amount will be made pro rata respecting each Sub-Account attributable to the Contract. The Deduction Amount includes a cost of insurance charge, tax expense charge, administrative charge and a mortality and expense risk charge. The monthly cost of insurance charge is to cover Hartford's anticipated mortality costs. In addition, Hartford will deduct monthly from the Account Value a tax expense charge equal to an annual rate of 0.40% for the first ten Contract Years. This charge compensates Hartford for premium taxes imposed by various states and local jurisdictions and for federal taxes imposed under Section 848 of the Code. The tax expense charge includes a premium tax deduction of 0.25% and a federal tax deduction of 0.15%. The premium tax deduction represents an average premium tax of 2.5% of premiums over ten years. Hartford will deduct from the Account Value attributable to the Separate Account a monthly administrative charge equal to an annual rate of 0.40%. This charge compensates Hartford for administrative expenses incurred in the administration of the Separate Account and the Contracts. Hartford will also deduct from the Account Value attributable to the Separate Account a monthly charge equal to an annual rate of 0.90% for the mortality risks and expense risks Hartford assumes in relation to the variable portion of the Contracts. If the Cash Surrender Value is not sufficient to cover a Deduction Amount due on any Monthly Activity Date the Contract may lapse. See "Deductions and Charges -- Monthly Deductions," page 10, and "Contract Benefits and Rights -- Lapse and Reinstatement," page 15.



    If the Account Value on a Contract Anniversary is less than $50,000, Hartford will deduct on such date an Annual Maintenance Fee of $30. This fee will help reimburse Hartford for administrative and maintenance costs of the Contracts. See "Deductions and Charges -- Annual Maintenance Fee," page 12.



    Hartford may set up a provision for income taxes against the assets of the Separate Account. See "Deductions and Charges -- Charges Against The Separate Account," page 12, and "Federal Tax Considerations," page 21.



    Applicants should review the Funds' prospectus accompanying this Prospectus for a description of the charges assessed against the assets of the Funds.



    Upon surrender of the Contract and partial withdrawals in excess of the Annual Withdrawal Amount, a contingent deferred sales charge may be assessed. In Contract Years 1 through 3, this charge is 7.5% of surrendered Account Value attributable to premiums paid. In Contract Years 4 through 5, this charge is 6%. In Contract Years 6 through 7, this charge is 4%. In Contract Years 8 through 9, this charge is 2%. After the ninth Contract Year, there is no charge. The contingent deferred sales charge is imposed to cover a portion of the sales expense incurred by Hartford in distributing the Contracts. This expense includes agents commissions, advertising and the printing of prospectuses. See "Deductions and Charges -- Contingent Deferred Sales Charge," page 12.


    During the first nine Contract Years, an additional premium tax charge will be imposed on surrender or partial withdrawals. See "Deductions and Charges -- Premium Tax Charges," page 12.

    For a discussion of the tax consequences of surrender of the Contract or a partial withdrawal, see "Federal Tax Considerations," page 21.

---------------------------------------------------
                                 DEATH BENEFIT


    The Contracts provide for a Face Amount which is the minimum Death Benefit under the Contract. The Death Benefit may be greater than the Face Amount. At the death of the Insured, Hartford will pay the Death Proceeds to the beneficiary. The Death Proceeds equal the Death Benefit less any Indebtedness under the Contract. See "Contract Benefits and Rights -- Death Benefit," page 12.

HARTFORD LIFE INSURANCE COMPANY                                                7
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---------------------------------------------------
                                 ACCOUNT VALUE

    The Account Value of the Contract will increase or decrease to reflect the investment experience of the Funds applicable to the Contract and deductions for the monthly Deduction Amount. There is no minimum guaranteed Account Value and the Contract Owner bears the risk of the investment in the Funds. See "Contract Benefits and Rights -- Account Value," page 13.

---------------------------------------------------
                                 CONTRACT LOANS


    A Contract Owner may obtain one or both of two types of cash loans from Hartford. Both types of loans are secured by the Contract. At the time a loan is requested, the aggregate amount of all loans (including the currently applied for loan) may not exceed 90% of the difference of the Account Value less any contingent deferred sales charge and due and unpaid Deduction Amount. See "Contract Benefits and Rights -- Contract Loans," page 13.


---------------------------------------------------
                                     LAPSE


    Under certain circumstances a Contract may terminate if the Cash Surrender Value on any Monthly Activity Date is less than the required Monthly Deduction Amount. Hartford will give written notice to the Contract Owner and a 61-day grace period during which additional amounts may be paid to continue the Contract. See "Contract Benefits and Rights -- Contract Loans," page 13, and "Lapse and Reinstatement," page 15.


---------------------------------------------------
                        CANCELLATION AND EXCHANGE RIGHTS


    An applicant has a limited right to return his or her Contract for cancellation. If the applicant returns the Contract, by mail or hand delivery, to Hartford or to the agent who sold the Contract, to be cancelled within ten days after delivery of the Contract to the applicant (in certain cases, this free-look period is longer), Hartford will return to the applicant within seven days thereafter the greater of the premiums paid for the Contract or the sum of
(1) the Account Value on the date the returned Contract is received by Hartford or its agent and (2) any deductions under Contract or by the Funds for taxes, charges or fees.


    In addition, once the Contract is in effect it may be exchanged during the first 24 months after its issuance for a permanent life insurance contract on the life of the Insured without submitting proof of insurability. See "Contract Benefits and Rights -- Cancellation and Exchange Rights," page 15.

---------------------------------------------------
                                TAX CONSEQUENCES


    The current federal tax law generally excludes all death benefit payments from the gross income of the Contract beneficiary. The Contracts generally will be treated as modified endowment contracts. This status does not affect the Contracts' classification as life insurance, nor does it affect the exclusion of death benefit payments from gross income. However, loans, distributions or other amounts received under a modified endowment contract are taxed to the extent of accumulated income in the Contract (generally, the excess of Account Value over premiums paid) and may be subject to a 10% penalty tax. See "Federal Tax Considerations," page 21.


---------------------------------------------------
                                  THE COMPANY


    Hartford Life Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing health and life insurance, both individual and group, in all states of the United States and the District of Columbia. Hartford was originally incorporated under the laws of Massachusetts on June 5, 1902, and was subsequently redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is a subsidiary of Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford is ultimately owned by ITT Hartford Group, Inc., a Delaware corporation. Subject to shareholder approval on May 2, 1997, the name of ITT Hartford Group, Inc. will change to The Hartford Financial Services Group, Inc.



    Hartford is rated A+ (superior) by A.M. Best and Company, Inc., on the basis of its financial soundness and operating performance. Hartford is rated AA by Standard & Poor's and AA+ by Duff and Phelps on the basis of its claims paying ability. These ratings do not apply to the investment performance of the Sub-Accounts of the Separate Account. The ratings apply to Hartford's ability to meet its insurance obligations, including those described in this Prospectus.


---------------------------------------------------
                              THE SEPARATE ACCOUNT

--------------------------------    GENERAL


    Separate Account Five ("Separate Account") is a separate account of Hartford established on August 17, 1994 pursuant to the insurance laws of the State of Connecticut and organized as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940. The Separate Account meets the definition of "separate account" under federal securities law. Under Connecticut law, the assets of the Separate Account are held exclusively for the benefit of Contract Owners and persons entitled to payments under the Contracts. The assets of the Separate Account are not

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


chargeable with liabilities arising out of any other business which Hartford may conduct.


---------------------------------------------------
                                     FUNDS


    The underlying investment for the Contracts are shares of Putnam Variable Trust (formerly named Putnam Capital Manager Trust), an open-end series investment company with multiple portfolios ("Funds"). The assets of each Sub-Account of the Separate Account are invested exclusively in one of the Funds. The underlying Funds corresponding to each Sub-Account and their investment objectives are described below. Hartford reserves the right, subject to compliance with the law, to offer additional funds with differing investment objectives. There is no assurance that any of the Funds will achieve its stated objectives.



    PUTNAM VT ASIA PACIFIC GROWTH FUND seeks capital appreciation by investing primarily in securities of companies located in Asia and the Pacific Basin. The Fund's investments will normally include income common stocks, preferred stocks, securities convertible into common stocks or preferred stocks, and warrants to purchase common stocks or preferred stocks.



    PUTNAM VT DIVERSIFIED INCOME FUND seeks high current income consistent with capital preservation by investing in the following three sectors of the fixed income securities markets: a U.S. Government Sector, a High Yield Sector (which invests primarily in securities commonly known as "junk bonds"), and an International Sector. See the special considerations for investments in high yield securities described in the Fund prospectus.



    PUTNAM VT GLOBAL ASSET ALLOCATION FUND seeks a high level of long-term total return consistent with preservation of capital by investing in U.S. equities, international equities, U.S. fixed income securities, and international fixed income securities.



    PUTNAM VT GLOBAL GROWTH FUND seeks capital appreciation through a globally diversified portfolio of common stocks.



    PUTNAM VT GROWTH AND INCOME FUND seeks capital growth and current income by investing primarily in common stocks that offer potential for capital growth, current income, or both.



    PUTNAM VT HIGH YIELD FUND seeks high current income and, when consistent with this objective, a secondary objective of capital growth, by investing primarily in high-yielding, lower-rated fixed income securities, constituting a portfolio which Putnam Management believes does not involve undue risk to income or principal. See the special considerations for investments in high yield securities described in the Fund prospectus.



    PUTNAM VT INTERNATIONAL GROWTH FUND seeks capital appreciation by investing primarily in equity securities of companies located in a country other than the United States.



    PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND seeks capital growth and secondary objective of high current income by investing primarily in common stocks that offer potential for capital growth and may, when consistent with its investment objectives, invest in common stocks that offer potential for current income. Under normal market conditions, the Fund expects to invest substantially all of its assets in securities principally traded on markets outside the United States.



    PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND seeks a long-term capital appreciation by investing in companies that have above-average growth prospects due to the fundamental growth of their market sector. Under normal market conditions, the Fund expects to invest substantially all of its total assets, other than cash or short-term investments held pending investment, in common stocks, preferred stocks, convertible preferred stocks, convertible bonds and other equity securities principally traded in securities markets outside the United States.



    PUTNAM VT MONEY MARKET FUND seeks a high rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity by investing in high quality money market instruments.



    PUTNAM VT NEW OPPORTUNITIES FUND seeks long-term capital appreciation by investing principally in common stocks of companies in sectors of the economy which Putnam Management believes possess above-average long-term growth potential.



    PUTNAM VT NEW VALUE FUND seeks long-term capital appreciation by investing primarily in common stocks that Putnam Management believes are undervalued at the time of purchase and have the potential for long-term capital appreciation.



    PUTNAM VT U.S. GOVERNMENT AND HIGH QUALITY BOND FUND seeks current income consistent with preservation of capital by investing primarily in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities and in other debt obligations rated at least A by a nationally recognized securities rating agency such as Standard & Poor's or Moody's Investors Service, Inc. or, if not rated, determined by Putnam Management to be of comparable quality.



    PUTNAM VT UTILITIES GROWTH AND INCOME FUND seeks capital growth and current income by concentrating its investments in debt and equity securities issued by companies in the public utilities industries.

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------


    PUTNAM VT VISTA FUND seeks capital appreciation by investing in a diversified portfolio of common stocks which Putnam Management believes have the potential for above-average capital appreciation.



    PUTNAM VT VOYAGER FUND seeks capital appreciation by investing primarily in common stocks of companies that Putnam Management believes have potential for capital appreciation that is significantly greater than that of market averages.



    Putnam VT Asia Pacific Growth Fund, Putnam VT Diversified Income Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, and Putnam VT Voyager Fund are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These funds managed by by Putnam Management may, however, employ different investment practices and may invest in securities different from those in which their counterpart Funds invest, and consequently will not have identical portfolios or experience identical investment results.



    The Funds are available only to serve as the underlying investment for variable annuity and variable life contracts. A full description of the Funds, their investment objectives, policies and restrictions, risks, charges and expenses and other aspects of their operation is contained in the accompanying Fund's prospectus, which should be read in conjunction with this Prospectus before investing, and in the Trust Statement of Additional Information which may be ordered without charge from Putnam Investor Services, Inc.



    It is conceivable that in the future it may be disadvantageous for variable annuity separate accounts and variable life insurance separate accounts to invest in the Funds simultaneously. Although Hartford and the Funds do not currently foresee any such disadvantages either to variable annuity contract owners or to variable life insurance policy owners, the Trust's Board of Trustees intends to monitor events in order to identify any material conflicts between such Contract Owners and policy owners and to determine what action, if any, should be taken in response thereto. If the Fund's Board of Trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity Contract holders would not bear any expenses attendant upon establishment of such separate funds.


---------------------------------------------------
                               INVESTMENT ADVISER


    Putnam Management, One Post Office Square, Boston, MA 02109, serves as the investment manager for the Funds. An affiliate, Putnam Advisory Company, Inc., manages domestic and foreign institutional accounts and mutual funds. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary policies. Putnam Management and its affiliates are wholly-owned subsidiaries of Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.



    Subject to the general oversight of the Trust's Board of Trustees, Putnam Management manages the Funds' portfolios in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds and administers the affairs of the Funds. For its services, the Funds pay Putnam Management a quarterly fee. See the Trust prospectus accompanying this Prospectus for a more complete description of Putnam Management and the respective fees of the Funds.


---------------------------------------------------
                                  THE CONTRACT

--------------------------------
                           APPLICATION FOR A CONTRACT


    Individuals wishing to purchase a Contract must submit an application to Hartford. A Contract will be issued only on the lives of insureds age 90 and under who supply evidence of insurability satisfactory to Hartford. Acceptance is subject to Hartford's underwriting rules, and Hartford reserves the right to reject an application for any reason. IF AN APPLICATION FOR A CONTRACT IS REJECTED, THEN YOUR INITIAL PREMIUM WILL BE RETURNED ALONG WITH AN ADDITIONAL AMOUNT FOR INTEREST, BASED ON THE CURRENT RATE BEING CREDITED BY HARTFORD. No change in the terms or conditions of a Contract will be made without the consent of the Contract Owner.



    The Contract will be effective on the Contract Date only after Hartford has received all outstanding delivery requirements and received the initial premium. The Contract Date is the date used to determine all future cyclical transactions on the Contract, e.g., Monthly Activity Date, Contract Months and Contract Years. The Contract Date may be prior to, or the same as, the date the Contract is issued ("Issue Date").



    If the Coverage Amount is over then current limits established by Hartford, the initial payment will not be accepted with the application. In other cases where Hartford receives the initial payment with the application, Hartford will provide fixed conditional insurance during

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


underwriting according to the terms of a conditional receipt. The fixed conditional insurance will be the insurance applied for, up to a maximum that varies by age. If no fixed conditional insurance was in effect, on Contract delivery Hartford will require a sufficient payment to place the insurance in force.


---------------------------------------------------
                                    PREMIUMS


    The Contract permits the Contract Owner to pay a large single premium and, subject to restrictions, additional premiums. The Contract Owner may choose a minimum initial premium of 80%, 90% or 100% of the Guideline Single Premium (based on the Face Amount). Under current underwriting rules, which are subject to change, applicants between ages 45 and 80 who pay an initial premium of 100% of the Guideline Single Premium (subject to then current premium limits) are eligible for simplified underwriting without a medical examination if they meet simplified underwriting standards as evidenced in their responses in the application. For Contract Owners who pay an initial premium of 80% or 90% of the Guideline Single Premium or who are below age 45 or above age 80, standard underwriting applies, except that substandard underwriting applies only in those cases that represent substandard risks according to customary underwriting guidelines. Additional premiums are allowed if they do not cause the Contract to fail to meet the definition of a life insurance contract under Section 7702 of the Code. Hartford may require evidence of insurability for any additional premiums which increase the Coverage Amount. Generally, the minimum initial premium Hartford will accept is $10,000. Hartford may accept less than $10,000 under certain circumstances. No premium will be accepted which does not meet the tax qualification guidelines for life insurance under the Code.


---------------------------------------------------
                             ALLOCATION OF PREMIUMS


    Within three business days of receipt of a completed application and the initial premium at Hartford's Home Office, Hartford will allocate the entire premium to the PCM Money Market Fund Sub-Account. After the expiration of the Right To Cancel Period, the Account Value in the PCM Money Market Fund Sub-Account will be allocated among the Funds, in whole percentages, to purchase Accumulation Units in the applicable Sub-Accounts as the Contract Owner directs in the application. Premiums received on or after the expiration of the Right to Cancel Period will be allocated among the Sub-Accounts to purchase Accumulation Units in such Sub-Accounts as directed by the Contract Owner or, in the absence of directions, as specified in the original application. The number of Accumulation Units in each Sub-Account to be credited to a Contract (including the initial allocation to the PCM Money Market Fund Sub-Account) is determined first by multiplying the premium by the percentage to be allocated to each Fund to determine the portion to be invested in the Sub-Account. Each portion to be invested in each Sub-Account is then divided by the Accumulation Unit Value of that particular Sub-Account next computed after receipt of the payment.


---------------------------------------------------
                            ACCUMULATION UNIT VALUES


    The Accumulation Unit Value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the Accumulation Unit Value of the particular Sub-Account on the preceding Valuation Day by a "Net Investment Factor" for that Sub-Account for the Valuation Period then ended. The Net Investment Factor for each Sub-Account is the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share dividends or capital gains by that Fund if the ex dividend date occurs in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period. Applicants should refer to the Funds prospectus accompanying this Prospectus for a description of how the assets of each Fund are valued, since such determination has a direct bearing on the Accumulation Unit Value of the Sub-Account and therefore the Account Value of a Contract. See also, "Contract Benefits and Rights -- Account Value," page 13.



    All valuations in connection with a Contract, e.g., with respect to determining Account Value and Cash Surrender Value and in connection with Contract loans, or calculation of Death Benefits, or with respect to determining the number of Accumulation Units to be credited to a Contract with each premium, other than the initial premium, will be made on the date the request or payment is received by Hartford at its Home Office if such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.


---------------------------------------------------
                             DEDUCTIONS AND CHARGES

--------------------------------
                               MONTHLY DEDUCTIONS


    On the Contract Date, and on each Monthly Activity Date after the Contract Date, Hartford will deduct an amount ("Deduction Amount") to cover charges and expenses incurred in connection with a Contract. Each monthly Deduction Amount will be deducted pro rata from each Sub-Account attributable to the Contract such that the proportion of Account Value of the Contract attributable to each Sub-Account remains the same before and after the deduction. The Deduction Amount will vary from month to month. If the Cash Surrender Value is not sufficient to cover a Deduction Amount due on any Monthly Activity Date, the

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------

Contract may lapse. See "Contract Benefits and Rights -- Lapse and Reinstatement," page 15. The following is a summary of the monthly deductions and charges which constitute the Deduction Amount:


    COST OF INSURANCE CHARGE: The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Contract Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. This charge is a guaranteed maximum monthly rate multiplied by the Coverage Amount on the Contract Date or any Monthly Activity Date. For standard risks, the guaranteed cost of insurance rate is based on the 1980 Commissioners Standard Ordinary Mortality Table, age last birthday. (Unisex rates may be required in some states.) A table of guaranteed cost of insurance rates per $1,000 will be included in each Contract; however, Hartford reserves the right to use rates less than those shown in the table. Substandard risks will be charged at a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table, age last birthday. The multiple will be based on the insured's substandard rating.


    The Coverage Amount is first set on the Contract Date and then on each Monthly Activity Date. On such days, it is the Face Amount less the Account Value subject to a Minimum Coverage Amount. The Coverage Amount remains level between the Monthly Activity Dates.


    The Coverage Amount may be adjusted to continue to qualify the Contracts as life insurance contracts under the current federal tax law. Under that law, the Minimum Coverage Amount is a stated percentage of the Account Value of the Contract determined on each Monthly Activity Date. The percentages vary according to the attained age of the Insured.


    EXAMPLE:

    Face Amount = $100,000
    Account Value on the Monthly Activity
    Date = $30,000
    Insured's attained age = 40
    Minimum Coverage Amount percentage
    for age 40 = 150%

    On the Monthly Activity Date, the Coverage Amount is $70,000. This is calculated by subtracting the Account Value on the Monthly Activity Date ($30,000) from the Face Amount ($100,000), subject to a possible Minimum Coverage Amount adjustment. This Minimum Coverage Amount is determined by taking a percentage of the Account Value on the Monthly Activity Date. In this case, the Minimum Coverage Amount is $45,000 (150% of $30,000). Since $45,000 is less than the Face Amount less the Account Value ($70,000), no adjustment is necessary. Therefore, the Coverage Amount will be $70,000.


    Assume that the Account Value in the above example was $50,000. The Minimum Coverage Amount would be $75,000 (150% of $50,000). Since this is greater than the Face Amount less the Account Value ($50,000), the Coverage Amount for the Contract Month is $75,000. (For an explanation of the Death Benefit, see "Contract Benefits and Rights," page 12.)


    Because the Account Value and, as a result, the Coverage Amount under a Contract may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date.


    TAX EXPENSE CHARGE: Hartford will deduct monthly from the Account Value a tax expense charge equal to an annual rate of 0.40% for the first ten Contract Years. This charge compensates Hartford for premium taxes imposed by various states and local jurisdictions and for federal taxes imposed under Section 848 of the Code. The charge includes a premium tax deduction of 0.25% and a federal tax deduction of 0.15%. The 0.25% premium tax deduction over ten Contract Years approximates Hartford's average expenses for state and local premium taxes (2.5%). Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, Hartford does not expect to make a profit from this deduction. The 0.15% federal tax deduction helps reimburse Hartford for approximate expenses incurred from federal taxes under
Section 848 of the Code.



    ADMINISTRATIVE CHARGE: Hartford will deduct monthly from the Account Value attributable to the Separate Account an administrative charge equal to an annual rate of 0.40%. This charge compensates Hartford for administrative expenses incurred in the administration of the Separate Account and the Contracts.



    MORTALITY AND EXPENSE RISK CHARGE: Hartford will deduct monthly from the Account Value attributable to the Separate Account a charge equal to an annual rate of 0.90% for the mortality risks and expense risks Hartford assumes in relation to the variable portion of the Contracts. The mortality risk assumed is that the cost of insurance charges specified in the Contract will be insufficient to meet claims. Hartford also assumes a risk that the Face Amount (the minimum Death Benefit) will exceed the Coverage Amount on the date of death plus the Account Value on the date Hartford receives written notice of death. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the administrative charges set in the Contract. Hartford may profit from the mortality and expense risk charge and may use any profits for any

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


proper purpose, including any difference between the cost it incurs in distributing the Contracts and the proceeds of the contingent deferred sales charge. The mortality and expense risk charge is deducted while the Contract is in force, including the duration of a payment option.


---------------------------------------------------
                             ANNUAL MAINTENANCE FEE


    If the Account Value on a Contract Anniversary is less than $50,000, Hartford will deduct on such date an Annual Maintenance Fee of $30. This fee will help reimburse Hartford for administrative and maintenance costs of the Contracts. The sum of the monthly administrative charges and the annual maintenance fee will not exceed the cost Hartford incurs in providing administrative services under the Contracts.


---------------------------------------------------
                           TAXES CHARGED AGAINST THE
                                SEPARATE ACCOUNT


    Currently, no charge is made to the Separate Account for federal income taxes that may be attributable to the Separate Account. Hartford may, however, make such a charge in the future. Charges for other taxes, if any, attributable to the Separate Account may also be made.


---------------------------------------------------
                           CHARGES AGAINST THE FUNDS


    The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectus accompanying this Prospectus.


---------------------------------------------------
                        CONTINGENT DEFERRED SALES CHARGE


    Upon surrender of the Contract and partial withdrawals in excess of the Annual Withdrawal Amount, a contingent deferred sales charge may be assessed. In Contract Years 1 through 3, this charge is 7.5% of surrendered Account Value attributable to premiums paid. In Contract Years 4 through 5, this charge is 6%. In Contract Years 6 through 7, this charge is 4%. In Contract Years 8 through 9, this charge is 2%. After the ninth Contract Year, there is no charge.



    In determining the contingent deferred sales charge and the additional premium tax charge discussed below, any surrender or partial withdrawal during the first ten Contract Years will be deemed first from premium payments and then from earnings. If an amount equal to all premiums paid has been withdrawn, no charge will be assessed on a withdrawal of the remaining Account Value.



    The contingent deferred sales charge is imposed to cover a portion of the sales expense incurred by Hartford in distributing the Contracts. This expense includes agents commissions, advertising and the printing of prospectuses.


    See "Contract Benefits and Rights -- Amount Payable on Surrender of the Contract," page 14.

---------------------------------------------------
                               PREMIUM TAX CHARGE

    During the first nine Contract Years, an additional premium tax charge will be imposed on surrender or partial withdrawals. The additional premium tax charge is shown below, as a percent of Account Value, at the end of each Contract Year:

 CONTRACT
   YEAR        RATE
-----------  ---------
         1       2.25%
         2       2.00%
         3       1.75%
         4       1.50%
         5       1.25%
         6       1.00%
         7       0.75%
         8       0.50%
         9       0.25%
       10+       0.00%

    After the ninth Contract Year, no additional premium tax charge will be imposed.

---------------------------------------------------
                          CONTRACT BENEFITS AND RIGHTS

-------------------------------- DEATH BENEFIT


    While in force, the Contract provides for the payment of the Death Proceeds to the named beneficiary when the Insured under the Contract dies. The Death Proceeds payable to the beneficiary equal the Death Benefit less any loans outstanding. The Death Benefit equals the greater of (1) the Face Amount or (2) the Account Value multiplied by a specified percentage. The percentages vary according to the attained age of the Insured and are specified in the Contract. Therefore, an increase in Account Value may increase the Death Benefit. However, because the Death Benefit will never be less than the Face Amount, a decrease in Account Value may decrease the Death Benefit, but never below the Face Amount.


    EXAMPLES:

                                             A           B
                                         ----------  ----------
Face Amount............................  $  100,000  $  100,000
Insured's Age..........................          40          40
Account Value on Date of Death.........      46,500      34,000
Specified Percentage                           250%        250%

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------


    In Example A, the Death Benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the Date of Death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding loans, constitutes the Death Proceeds which Hartford would pay to the beneficiary.


    In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

    All or part of the Death Proceeds may be paid in cash or applied under a "Payment Option." See "Other Matters -- Payment Options," page 16.

---------------------------------------------------
                                 ACCOUNT VALUE

    The Account Value of a Contract will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Funds, the value of the Loan Account and the monthly Deduction Amounts. There is no minimum guaranteed Account Value.

    The Account Value of a particular Contract is related to the net asset value of the Funds to which premiums on the Contract have been allocated. The Account Value on any Valuation Day is calculated by multiplying the number of Accumulation Units credited to the Contract in each Sub-Account as of the Valuation Day by the Accumulation Unit Value of that Sub-Account, and then summing the result for all the Sub-Accounts credited to the Contract and the value of the Loan Account. See "The Contract -- Accumulation Unit Values," page 10.

---------------------------------------------------
                           TRANSFER OF ACCOUNT VALUE


    While the Contract remains in effect and subject to Hartford's transfer rules then in effect, the Contract Owner may request that part or all of the Account Value of a particular Sub-Account be transferred to other Sub-Accounts. Hartford reserves the right to restrict the number of such transfers to no more than 12 per Contract Year, with no two transfers being made on consecutive Valuation Days. However, there are no restrictions on the number of transfers at the present time. Transfers may be made by written request or by calling toll free 1-800-231-5453. Transfers by telephone may be made by the agent of record or by the attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. The policy of Hartford and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. Hartford will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, Hartford may be liable for any losses due to unauthorized or fraudulent instructions. The procedures Hartford follows for transactions initiated by telephone include requiring callers to provide certain information for identification purposes. All transfer instructions by telephone are tape recorded.



    Hartford may modify the right to reallocate Account Value among the Sub-Accounts if Hartford determines, in its sole discretion, that the exercise of that right by one or more Contract Owners is, or would be, to the disadvantage of other Contract Owners. Any modification could be applied to transfers to or from some or all of the Sub-Accounts, and could include, but not be limited to, the requirement of a minimum period between each transfer, not accepting transfer requests of an agent acting under the power of attorney on behalf of more than one Contract Owner, or limiting the dollar amount that may be transferred among the Sub-Accounts at one time. These restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right that Hartford considers to be disadvantageous to other Contract Owners.



    As a result of a transfer, the number of Accumulation Units credited to the Sub-Account from which the transfer is made will be reduced by the number obtained by dividing the amount transferred by the Accumulation Unit Value of that Sub-Account on the Valuation Day Hartford receives the transfer request. The number of Accumulation Units credited to the Sub-Account to which the transfer is made will be increased by the number obtained by dividing the amount transferred by the Accumulation Unit Value of that Sub-Account on the Valuation Day Hartford receives the transfer request.


---------------------------------------------------
                                 CONTRACT LOANS


    While the Contract is in effect, a Contract Owner may obtain, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), one or both of two types of cash loans from Hartford. Both types of loans are secured by the Contract. The aggregate loans (including the currently applied for loan) may not exceed at the time a loan is requested 90% of the Account Value less any contingent deferred sales charge and due and unpaid Deduction Amount.



    The loan amount will be transferred pro rata from each Sub-Account attributable to the Contract (unless the Contract Owner specifies otherwise) to the Loan Account. The amounts allocated to the Loan Account will bear interest at a rate of 4% per annum (6% for "Preferred Loans"). The amount of the Loan Account that equals the difference between the Account Value and the total of all premiums paid under the Contract is considered a "Preferred Loan." The loan interest rate that Hartford will charge on all loans is 6% per annum. The difference between the value of the Loan Account and the Indebtedness will be transferred on a pro-rata basis from the Sub-

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


Accounts to the Loan Account on each Monthly Activity Date. Before advancing the loan amount Hartford may withhold an amount sufficient to pay interest on total loan to the end of the Contract Year and any monthly Deduction Amounts due on or before the next Contract Anniversary. The proceeds of a loan will be delivered to the Contract Owner within seven business days of Hartford's receipt of the loan request.



    If the aggregate outstanding loan(s) secured by the Contract exceeds the Account Value of the Contract less any contingent deferred sales charges and due and unpaid Deduction Amount, Hartford will give written notice to the Contract Owner that unless Hartford receives an additional payment within 61 days to reduce the aggregate outstanding loan(s) secured by the Contract, the Contract may lapse.


    All or any part of any loan secured by a Contract may be repaid while the Contract is still in effect. When loan repayments or interest payments are made, they will be allocated among the Sub-Account(s) in the same percentage as premiums are allocated (unless the Contract Owner requests a different allocation) and an amount equal to the payment will be deducted from the Loan Account. Any outstanding loan at the end of a Grace Period must be repaid before the Contract will be reinstated. See "Contract Benefits and Rights -- Lapse and Reinstatement," page 15.


    A loan, whether or not repaid, will have a permanent effect on the Account Value because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts earn more than 4% per annum (the annual interest rate for amounts held in the Loan Account), a Contract Owner's Account Value will not increase as rapidly as it would have had no loan been made. If the Sub-Accounts earn less than 4% per annum, the Contract Owner's Account Value will be greater than it would have been had no loan been made. Also, if not repaid, the aggregate outstanding loan(s) will reduce the Death Proceeds and Cash Surrender Value otherwise payable.


---------------------------------------------------
                          AMOUNT PAYABLE ON SURRENDER
                                OF THE CONTRACT


    While the Contract is in effect, a Contract Owner may elect, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), to fully surrender the Contract. Upon surrender, the Contract Owner will receive the Cash Surrender Value determined as of the day Hartford receives the Contract Owner's written request or the date requested by the Contract Owner whichever is later. The Cash Surrender Value equals the Account Value, less any contingent deferred sales charges and additional premium tax charge, and all Indebtedness. Hartford will pay the Cash Surrender Value of the Contract within seven days of receipt by Hartford of the written request or on the effective surrender date requested by the Contract Owner, whichever is later. The Contract will terminate on the date of receipt of the written request or the date the Contract Owner requests the surrender to be effective, whichever is later. For a discussion of the tax consequences of surrendering the Contract, see "Federal Tax Considerations," page 21.



    If the Contract Owner chooses to apply the surrender proceeds to a payment option (see "Other Matters -- Payment Options," page 16), the contingent deferred sales charge will not be imposed to the surrender proceeds applied to the option. In other words, the surrender proceeds will equal the Cash Surrender Value without reduction for the contingent deferred sales charge. However, the additional premium tax charge, if applicable, will be deducted from the surrender proceeds to be applied, and amounts withdrawn from Option 1, Option 5 or Option 6 will be subject to the contingent deferred sales charge, if applicable.


---------------------------------------------------
                              PARTIAL WITHDRAWALS


    While the Contract is in effect, a Contract Owner may elect, by written request, to make partial withdrawals from the Cash Surrender Value. The Cash Surrender Value, after partial withdrawal, must at least equal Hartford's minimum amount rules then in effect; otherwise, the request will be treated as a request for full surrender. The partial withdrawal will be deducted pro rata from each Sub-Account, unless the Contract Owner instructs otherwise. The Face Amount will be reduced proportionate to the reduction in the Account Value due to the partial withdrawal. Partial withdrawals in excess of the Annual Withdrawal Amount will be subject to the contingent deferred sales charge and any additional premium tax charges. See "Deductions and Charges -- Contingent Deferred Sales Charge, Premium Tax Charge," page 12. For a discussion of the tax consequences of partial withdrawals, see "Federal Tax Considerations," page 21.


---------------------------------------------------
                              BENEFITS AT MATURITY


    If the Insured is living on the "Maturity Date" (the anniversary of the Contract Date on which the Insured is age 100), on surrender of the Contract to Hartford, Hartford will pay to the Contract Owner the Cash Surrender Value. In such case, the Contract will terminate and Hartford will have no further obligations under the Contract. (The Maturity Date may be extended by rider where approved, but see "Income Taxation of Contract Benefits," page 21.)

HARTFORD LIFE INSURANCE COMPANY                                               15
--------------------------------------------------------------------------------

---------------------------------------------------
                            LAPSE AND REINSTATEMENT


    The Contract will remain in effect until the Cash Surrender Value is insufficient to cover a Deduction Amount due on a Monthly Activity Date. Hartford will notify the Contract Owner of the deficiency in writing and will provide a 61 day period ("Grace Period") to pay an amount sufficient to cover the Deduction Amount(s) due. The notice will indicate the amount that must be paid.



    The Contract will continue through the Grace Period, but if no payment is forthcoming it will terminate at the end of the Grace Period. If the person insured under the Contract dies during the Grace Period, the Death Proceeds payable under the Contract will be reduced by the Deduction Amount(s) due and unpaid. See "Contract Benefits and Rights -- Death Benefit," page 12.



    If the Contract lapses, the Contract Owner may apply for reinstatement of the Contract by payment of the reinstatement premium (and any applicable charges) shown in the Contract. A request for reinstatement may be made within five years of lapse. If a loan was outstanding at the time of lapse, Hartford will require repayment of the loan before permitting reinstatement. In addition, Hartford reserves the right to require evidence of insurability satisfactory to Hartford.


---------------------------------------------------
                        CANCELLATION AND EXCHANGE RIGHTS


    An applicant has a limited right to return a Contract for cancellation. If the Contract is returned, by mail or personal delivery to Hartford or to the agent who sold the Contract, to be cancelled within ten days after delivery of the Contract to the Contract Owner (a longer free-look period is provided in certain cases), Hartford will return to the applicant within seven days the greater of premiums paid for the Contract or the sum of (1) the Account Value on the date the returned Contract is received by Hartford or its agent and (2) any deductions under the Contract or by the Funds for taxes, charges or fees.



    Once the Contract is in effect, it may be exchanged during the first 24 months after its issuance, for a non-variable flexible premium adjustable life insurance contract offered by Hartford (or an affiliated company) on the life of the Insured. No evidence of insurability will be required. The new contract will have, at the election of the Contract Owner, either the same Coverage Amount under the exchanged Contract on the date of exchange or the same Death Benefit. The effective date, issue date and issue age will be the same as existed under the exchanged Contract. If a Contract loan was outstanding, the entire loan must be repaid. There may be a cash adjustment required on the exchange.


---------------------------------------------------
                            SUSPENSION OF VALUATION,
                             PAYMENTS AND TRANSFERS


    Hartford will suspend all procedures requiring valuation (including transfers, surrenders and loans) on any day a national stock exchange is closed or trading is restricted due to an existing emergency as defined by the Securities and Exchange Commission, or on any day the Securities and Exchange Commission has ordered that the right of surrender of the Contracts be suspended for the protection of Contract Owners, until such condition has ended.


---------------------------------------------------
                            LAST SURVIVOR CONTRACTS


    The Contracts are offered on both a single life and a "last survivor" basis. Contracts sold on a last survivor basis operate in a manner almost identical to the single life version. The most important difference is that the last survivor version involves two Insureds and the Death Proceeds are paid on the death of the last surviving Insured. The other significant differences between the last survivor and single life versions are listed below.



1. The cost of insurance charges under the last survivor Contracts are determined in a manner that reflects the anticipated mortality of the two Insureds and the fact that the Death Benefit is not payable until the death of the second Insured to die. See the last survivor illustrations in "Appendix B," page 27.


2. To qualify for simplified underwriting under a last survivor Contract, both Insureds must meet the simplified underwriting standards.

3. For a last survivor Contract to be reinstated, both Insureds must be alive on the date of reinstatement.

4. The Contract provisions regarding misstatement of age or sex, suicide and incontestability apply to either Insured.


5. Additional tax disclosures applicable to last survivor Contracts are provided in "Federal Tax Considerations," page 21.


---------------------------------------------------
                                 OTHER MATTERS

-------------------------------- VOTING RIGHTS


    In accordance with its interpretation of presently applicable law, Hartford will vote the shares of the Funds at regular and special meetings of the shareholders of the Funds in accordance with instructions from Contract Owners (or the assignee of the Contract, as the case may be) having a voting interest in the Separate Account. The number of shares held in the Separate Account which are

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


attributable to each Contract Owner is determined by dividing the Contract Owner's interest in each Sub-Account by the net asset value of the applicable shares of the Funds. Hartford will vote shares for which no instructions have been given and shares which are not attributable to Contract Owners (i.e., shares owned by Hartford) in the same proportion as it votes shares for which it has received instructions. If the Investment Company Act of 1940 or any rule promulgated thereunder should be amended, however, or if Hartford's present interpretation should change and, as a result, Hartford determines it is permitted to vote the shares of the Funds in its own right, it may elect to do so.



    The voting interests of the Contract Owner (or the assignee) in the Funds will be determined as follows: Contract Owners may cast one vote for each full or fractional Accumulation Unit owned under the Contract and allocated to a Sub-Account the assets of which are invested in the particular Fund on the record date for the shareholder meeting for that Fund. If, however, a Contract Owner has taken a loan secured by the Contract, amounts transferred from the Sub-Account(s) to the Loan Account in connection with the loan (see "Contract Benefits and Rights -- Contract Loans," page 13) will not be considered in determining the voting interests of the Contract Owner. Contract Owners should review the Funds prospectus accompanying this Prospectus to determine matters on which shareholders may vote.



    Hartford may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Funds or to approve or disapprove an investment advisory contract for the Funds.



    In addition, Hartford itself may disregard voting instructions in favor of changes, initiated by a Contract Owner, in the investment policy or the investment adviser of the Funds if Hartford reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities. If Hartford does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next periodic report to Contract Owners.


---------------------------------------------------
                         STATEMENTS TO CONTRACT OWNERS


    Hartford will maintain all records relating to the Separate Account and the Sub-Accounts. At least once each Contract Year, Hartford will send to Contract Owners a statement showing the Coverage Amount and the Account Value of the Contract (indicating the number of Accumulation Units credited to the Contract in each Sub-Account and the corresponding Accumulation Unit Value), and any outstanding loans secured by the Contract as of the date of the statement. The statement will also show premium paid and Deduction Amounts under the Contract since the last statement, and any other information required by any applicable law or regulation.


---------------------------------------------------
                           LIMIT ON RIGHT TO CONTEST


    Hartford may not contest the validity of the Contract after it has been in effect during the Insured's lifetime for two years from the Issue Date. If the Contract is reinstated, the two-year period is measured from the date of reinstatement. Any increase in the Coverage Amount as a result of a premium is contestable for two years from its effective date. In addition, if the Insured commits suicide in the two-year period, or such period as specified in state law, the benefit payable will be limited to the Account Value less any Indebtedness.


---------------------------------------------------
                         MISSTATEMENT AS TO AGE AND SEX

    If the age or sex of the Insured is incorrectly stated, the Death Benefit will be appropriately adjusted as specified in the Contract.

---------------------------------------------------
                                PAYMENT OPTIONS


    The surrender proceeds or Death Proceeds under the Contracts may be paid in a lump sum or may be applied to one of Hartford's payment options. The minimum amount that may be applied under a payment option is $5,000 unless Hartford consents to a lesser amount. Under Options 2, 3 and 4, no surrender or partial withdrawals are permitted after payments commence. Full surrender or partial withdrawals may be made from Option 1 or Option 6, but they are subject to the contingent deferred sales charge, if applicable. Only a full surrender is allowed from Option 5. A surrender from Option 5 will also be subject to the contingent deferred sales charge, if applicable.



    Hartford will pay interest of at least 3 1/2% per year on the Death Proceeds from the date of the Insured's death to the date payment is made or a payment option is elected. At such times, the proceeds are not subject to the investment experience of the Separate Account.

HARTFORD LIFE INSURANCE COMPANY                                               17
--------------------------------------------------------------------------------


    The following options are available under the Contracts (Hartford may offer other payment options):


    OPTION 1 -- Interest Income


    This option offers payments of interest, at the rate Hartford declares, on the amount applied under this option. The interest rate will never be less than 3 1/2% per year.


    OPTION 2 -- Life Annuity

    A life annuity is an annuity payable during the lifetime of the payee and terminating with the last payment preceding the death of the payee. This option offers the largest payment amount of any of the life annuity options since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a beneficiary.

    It would be possible under this option for a payee to receive only one annuity payment if he died prior to the due date of the second annuity payment, two if he died before the date of the third annuity payment, etc.

    OPTION 3 -- Life Annuity with 120, 180 or 240 Monthly Payments Certain


    This annuity option is an annuity payable monthly during the lifetime of the payee with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the payee, payments have been made for less than the minimum elected number of months, then the present value as of the date of the payee's death, of any remaining guaranteed payments will be paid in one sum to the beneficiary or beneficiaries designated unless other provisions have been made and approved by Hartford.


    OPTION 4 -- Joint and Last Survivor Annuity


    An annuity payable monthly during the joint lifetime of the payee and a designated second person, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the death of the survivor. Based on the options currently offered by Hartford, the payee may elect that the payment to the survivor be less than the payment made during the joint lifetime of the payee and a designated second person.


    It would be possible under this option for a payee and designated second person to receive only one payment in the event of the common or simultaneous death of the parties prior to the due date for the second payment and so on.

    OPTION 5 -- Payments for a Designated Period


    An amount payable monthly for the number of years selected which may be from five to 30 years. Under this option, you may, at any time, request a full surrender and receive, within seven days, the termination value of the Contract as determined by Hartford.



    In the event of the payee's death prior to the end of the designated period, the present value as of the date of the payee's death, of any remaining guaranteed payments will be paid in one sum to the beneficiary or beneficiaries designated unless other provisions have been made and approved by Hartford.


    Option 5 is an option that does not involve life contingencies.


    OPTION 6 -- Death Proceeds Remaining with Hartford



    Proceeds from the Death Benefit left with Hartford. These proceeds will remain in the Sub-Accounts to which they were allocated at the time of death unless the beneficiary elects to reallocate them. Full or partial withdrawals may be made at any time.


    VARIABLE AND FIXED ANNUITY PAYMENTS: When an annuity is effected, unless otherwise specified, the surrender proceeds or Death Proceeds held in the Sub-Accounts will be applied to provide a variable annuity based on the pro rata amount in the various Sub-Accounts. Fixed annuities options are also available. YOU SHOULD CONSIDER WHETHER THE ALLOCATION OF PROCEEDS AMONG SUB-ACCOUNTS OF THE SEPARATE ACCOUNT FOR YOUR ANNUITY PAYMENTS ARE BASED ON THE INVESTMENT ALTERNATIVE BEST SUITED TO YOUR RETIREMENT NEEDS.


    VARIABLE ANNUITY: The Contract contains tables indicating the minimum dollar amount of the first monthly payment under the optional variable forms of annuity for each $1,000 of value of a Sub-Account. The first monthly payment varies according to the form and type of variable payment annuity selected. The Contract contains variable payment annuity tables derived from the 1983a Individual Annuity Mortality Table, with ages set back one year and with an assumed investment rate ("A.I.R.") of 5% per annum. The total first monthly variable annuity payment is determined by multiplying the proceeds value (expressed in thousands of dollars) of a Sub-Account by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Contracts.


    The amount of the first monthly variable annuity payment is divided by the value of an annuity unit (an accounting unit of measure used to calculate the value of annuity payments) for the appropriate Sub-Account no earlier than the close of business on the fifth Valuation Day preceding the day on which the payment is due in order to determine the number of annuity units represented by the first payment. This number of annuity units remains fixed during the annuity payment period, and in each subsequent

18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

month the dollar amount of the variable annuity payment is determined by multiplying this fixed number of annuity units by the current annuity unit value.

    LEVEL VARIABLE ANNUITY PAYMENTS WOULD BE PRODUCED IF THE INVESTMENT RATE REMAINED CONSTANT AND EQUAL TO THE A.I.R. IN FACT, PAYMENTS WILL VARY UP OR DOWN AS THE INVESTMENT RATE VARIES UP OR DOWN RELATIVE TO THE A.I.R.


    FIXED ANNUITY: Fixed annuity payments are determined by multiplying the amount applied to the annuity by a rate, to be determined by Hartford, which is no less than the rate specified in the fixed payment annuity tables in the Contract. The annuity payment will remain level for the duration of the annuity.



    Hartford will make any other arrangements for income payments as may be agreed on.


---------------------------------------------------
                                  BENEFICIARY


    The applicant names the beneficiary in the application for the Contract. The Contract Owner may change the beneficiary (unless irrevocably named) during the Insured's lifetime by written request to Hartford. If no beneficiary is living when the Insured dies, the Death Proceeds will be paid to the Contract Owner if living; otherwise to the Contract Owner's estate.


---------------------------------------------------
                                   ASSIGNMENT


    The Contract may be assigned as collateral for a loan or other obligation. Hartford is not responsible for any payment made or action taken before receipt of written notice of such assignment. Proof of interest must be filed with any claim under a collateral assignment.


---------------------------------------------------
                                   DIVIDENDS

    No dividends will be paid under the Contracts.

HARTFORD LIFE INSURANCE COMPANY                                               19
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        EXECUTIVE OFFICERS AND DIRECTORS


                                       POSITION WITH HARTFORD,              OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
          NAME, AGE                       YEAR OF ELECTION                        FOR PAST 5 YEARS; OTHER DIRECTORSHIPS
------------------------------  -------------------------------------  ------------------------------------------------------------
Wendell J. Bossen 63            Vice President, 1992**                 President (1992-Present), International Corporate Marketing
                                                                         Group, Inc.; Executive Vice President (1984-1992), Mutual
                                                                         Benefit.
Gregory A. Boyko 45             Vice President, 1995                   Vice President and Controller (1995-Present), Hartford;
                                                                         Chief Financial Officer (1994-1995), IMG American Life;
                                                                         Senior Vice President (1992-1994), Connecticut Mutual Life
                                                                         Insurance Company.
Peter W. Cummins 60             Vice President, 1989                   Vice President, Individual Annuity Operations
                                                                         (1989-Present), Hartford.
Ann M. deRaismes 46             Vice President, 1994                   Vice President (1994-Present); Assistant Vice President
                                                                         (1992-1994); Director of Human Resources (1991-1997),
                                                                         Hartford.
Timothy M. Fitch 44             Vice President, 1995                   Assistant Vice President (1993-1995); Director (1991-1993),
                                Actuary, 1997                            Hartford.
Bruce D. Gardner 46             Vice President, 1996                   Vice President (1996-Present); General Counsel and Corporate
                                Director, 1994*                          Secretary (1991-1995), Hartford.
Joseph H. Gareau 50             Executive Vice President and           Senior Vice President & Chief Investment Officer
                                Chief Investment Officer, 1993           (1992-1993), Hartford; Senior Vice President and Chief
                                Director, 1993*                          Investment Officer (1992), Hartford Insurance Group.
J. Richard Garrett 52           Vice President, 1993                   Treasurer (1994-Present), Hartford; Treasurer (1977),
                                Treasurer, 1977                          Hartford Insurance Group.
John P. Ginnetti 51             Executive Vice President and           Senior Vice President, (1988-1994), Hartford.
                                Director, Asset Management
                                Services, 1994
                                Director, 1988*
Lynda Godkin 43                 General Counsel, 1996                  Associate General Counsel and Corporate Secretary
                                Corporate Secretary, 1995                (1995-1996); Assistant General Counsel and Secretary
                                                                         (1994-1995); Counsel (1990-1994), Hartford.
Lois W. Grady 52                Vice President, 1993                   Assistant Vice President (1988-1993), Hartford.
David A. Hall 43                Senior Vice President and              Senior Vice President and Actuary (1992-Present), Hartford.
                                Actuary, 1992
Robert A. Kerzner 45            Vice President, 1994                   Vice President (1994-Present); Regional Vice President
                                                                         (1991-1994), Hartford.
Andrew W. Kohnke 48             Vice President, 1992                   Vice President (1992-Present); Assistant Vice President
                                                                         (1989-1992), Hartford.
Steven M. Maher 42              Vice President and Actuary, 1993       Vice President and Actuary (1993-Present); Assistant Vice
                                                                         President (1987), Hartford.
William B. Malchodi, Jr. 46     Vice President, 1994                   Vice President (1994-Present); Director of Taxes
                                Director of Taxes, 1992                  (1992-1997), Hartford Insurance Group.
Thomas M. Marra 38              Executive Vice President and           Senior Vice President and Director, Individual Life and
                                Director Individual Life and             Annuity Division (1993-1996); Director of Individual
                                Annuity Division, 1996                   Annuities (1991-1993), Hartford.
                                Director, 1994*
Robert F. Nolan 42              Vice President, 1995                   Assistant Vice President (1992-1995), Hartford; Manager
                                                                         Public Relations (1986), Aetna Life and Casualty Insurance
                                                                         Company.
Joseph J. Noto 45               Vice President, 1989                   President, and Director (1994-Present), American Maturity
                                                                         Life Insurance Company.

20                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                       POSITION WITH HARTFORD,              OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
          NAME, AGE                       YEAR OF ELECTION                        FOR PAST 5 YEARS; OTHER DIRECTORSHIPS
------------------------------  -------------------------------------  ------------------------------------------------------------
Leonard E. Odell, Jr. 52        Senior Vice President, 1994            Senior Vice President (1994-Present); Vice President and
                                Director, 1994*                          Chief Actuary (1982-1994), Hartford.
Craig D. Raymond 36             Vice President, 1993                   Assistant Vice President (1992-1993); Actuary (1989-1994),
                                Chief Actuary, 1994                      Hartford.
Lowndes A. Smith 57             President and Chief Operating          President and Chief Operating Officer (1989-Present),
                                Officer, 1989                            Hartford.
                                Director, 1981*
Edward J. Sweeney 40            Vice President, 1993                   Chicago Regional Manager (1985-1993), Hartford.
Raymond P. Welnicki 48          Senior Vice President and              Senior Vice President, and Director, Employee Benefit
                                Director, Employee Benefit               Division, (1994-Present) Vice President (1993-1994),
                                Division, 1994                           Hartford; Board of Directors, Ethix Corp.
                                Director, 1994*
Walter C. Welsh 50              Vice President, 1995                   Assistant Vice President (1993-1995), Hartford.
James J. Westervelt 50          Senior Vice President,                 Senior Vice President and Group Controller (1994-Present);
                                Group Controller, 1994                   Vice President and Group Controller (1989-1994), Hartford
                                                                         Insurance Group.
Lizabeth H. Zlatkus 38          Vice President, 1994                   Vice President (1994-Present); Assistant Vice President
                                Director, 1994*                          (1992-1994), Hartford.


------------------------

 * Denotes date of election to Board of Directors.


** ITT Hartford Affiliated Company.



    Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.


---------------------------------------------------
                         DISTRIBUTION OF THE CONTRACTS


    Hartford intends to sell the Contracts in all jurisdictions where it is licensed to do business. The Contracts will be sold by life insurance sales representatives who represent Hartford and who are registered representatives of Hartford Equity Sales Company, Inc., ("HESCO") or certain other independent registered broker-dealers. Any sales representative or employee will have been qualified to sell variable life insurance contracts under applicable federal and state laws. Each broker-dealer is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and all are members of the National Association of Securities Dealers, Inc.



    Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. Both HESCO and HSD are wholly-owned subsidiaries of Hartford. The principal business address of HESCO and HSD is the same as that of Hartford.



    The maximum sales commission payable to Hartford agents, independent registered insurance brokers and other registered broker-dealers is 7.0% of initial and subsequent premiums. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.



    Hartford may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-advantaged and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and variable annuities and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.


---------------------------------------------------
                          SAFEKEEPING OF THE SEPARATE
                                ACCOUNT'S ASSETS


    The assets of the Separate Account are held by Hartford. The assets of the Separate Account are kept physically segregated and held separate and apart from the General Account of Hartford. Hartford maintains records of all purchases and redemptions of shares of the Fund. Additional protection for the assets of the Separate Account is afforded by Hartford's blanket fidelity bond issued by Aetna Casualty and Surety Company, in the aggregate of $50

HARTFORD LIFE INSURANCE COMPANY                                               21
--------------------------------------------------------------------------------


million, covering all of the officers and employees of Hartford.


---------------------------------------------------
                           FEDERAL TAX CONSIDERATIONS

--------------------------------    GENERAL

    SINCE THE TAX LAW IS COMPLEX AND SINCE TAX CONSEQUENCES WILL VARY ACCORDING TO THE ACTUAL STATUS OF THE CONTRACT OWNER INVOLVED, LEGAL AND TAX ADVICE MAY BE NEEDED BY A PERSON, EMPLOYER OR OTHER ENTITY CONTEMPLATING THE PURCHASE OF A CONTRACT DESCRIBED HEREIN.


    It should be understood that any detailed description of the federal income tax consequences regarding the purchase of the Contracts cannot be made in this Prospectus and that special tax rules may be applicable with respect to certain purchase situations not discussed herein. In addition, no attempt is made here to consider any applicable state or other tax laws. For detailed information, a qualified tax adviser should always be consulted. This discussion of federal tax considerations is based upon Hartford's understanding of existing federal income tax laws as they are currently interpreted.


---------------------------------------------------
                            TAXATION OF HARTFORD AND
                              THE SEPARATE ACCOUNT


    The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units (see "Contract Benefits and Right -- Account Value," page
13). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.



    Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for such taxes against the Separate Account.


---------------------------------------------------
                      INCOME TAXATION OF CONTRACT BENEFITS


    For federal income tax purposes, the Contracts should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. Also, a life insurance contract owner is generally not taxed on increments in the contract value until the contract is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a Contract that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.



    During the first 15 Contract Years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the Contract.



    The Maturity Date Extension Rider allows a Contract Owner to extend the Maturity Date to the date of the Insured's death. If the Maturity Date of the Contract is extended by rider, Hartford believes that the Contract will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the Contract is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Contract Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.


---------------------------------------------------
                            LAST SURVIVOR CONTRACTS


    Although Hartford believes that the last survivor Contracts are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor Contract will meet the Section 7702 definition of a life insurance contract.


---------------------------------------------------
                          MODIFIED ENDOWMENT CONTRACTS

    A life insurance contract is treated as a "modified endowment contract" under Section 7702A of the Code if it meets the definition of life insurance in
Section 7702 but fails the "seven-pay" test of Section 7702A. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules provided in Section 7702A(c). The large single premium permitted

22                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


under the Contract does not meet the specified computational rules for the "seven-pay test" under Section 7702A(c). Therefore, the Contract will generally be treated as a modified endowment contract for federal income tax purposes. However, an exchange under Section 1035 of the Code of a life insurance contract issued before June 21, 1988 will not cause the new contract to be treated as a modified endowment contract if no additional premiums are paid and there is no change in the death benefit as the result of the exchange.



    A contract that is classified as a modified endowment contract is generally eligible for the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, loans, distributions or other amounts received from a modified endowment contract during the life of the Insured will be taxed to the extent of any accumulated income in the contract (generally, the excess of account value over premiums paid). Amounts that are taxable withdrawals will be subject to a 10% additional tax, with certain exceptions.



    All modified endowment contracts that are issued within any calendar year to the same contract owner by one company or its affiliates shall be treated as one modified endowment contract in determining the taxable portion of any loan or distributions.


---------------------------------------------------
                      ESTATE AND GENERATION SKIPPING TAXES

    When the Insured dies, the Death Proceeds will generally be includible in the Contract Owner's estate for purposes of federal estate tax if the last surviving Insured owned the Contract. If the Contract Owner was not the last surviving Insured, the fair market value of the Contract would be included in the Contract Owner's estate upon the Contract Owner's death. Nothing would be includible in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

    Federal estate tax is integrated with federal gift tax under a unified rate schedule. In general, estates less than $600,000 will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse (when the Death Proceeds would be available to pay taxes due and other expenses incurred).

    If the Contract Owner (whether or not he or she is an Insured) transfers ownership of the Contract to someone two or more generations younger, the transfer may be subject to the generation-skipping transfer tax, the taxable amount being the value of the Contract. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping transfer exemption of $1 million. Because these rules are complex, the Contract Owner should consult with a qualified tax adviser for specific information if ownership is passing to younger generations.

---------------------------------------------------
                          DIVERSIFICATION REQUIREMENTS

    Section 817 of the Code provides that a variable life insurance contract (other than a pension plan policy) will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified in accordance with regulations prescribed by the Treasury Department. If a Contract is not treated as a life insurance contract, the Contract Owner will be subject to income tax on the annual increases in cash value.

    The Treasury Department has issued diversification regulations which generally require, among other things, that no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In addition, in the case of government securities, each government agency or instrumentality shall be treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may comply within a reasonable period and avoid the taxation of policy income on an ongoing basis. However, either the company or the Contract Owner must agree to pay the tax due for the period during which the diversification requirements were not met.


    Hartford monitors the diversification of investments in its separate accounts, including the Separate Account, and tests for diversification as required by the Code. Hartford intends to administer all Contracts subject to the diversification requirements in a manner that will maintain adequate diversification.


---------------------------------------------------
                           OWNERSHIP OF THE ASSETS IN
                              THE SEPARATE ACCOUNT

    In order for a variable life insurance contract to qualify for tax deferral, assets in the segregated asset accounts supporting the variable contract must be considered to be owned by the insurance company and not by the variable

HARTFORD LIFE INSURANCE COMPANY                                               23
--------------------------------------------------------------------------------

contract owner. The Internal Revenue Service ("IRS") has issued several rulings which discuss investor control. The IRS has ruled that incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.


    Further, in the explanation to the temporary Section 817 diversification regulations, the Treasury Department noted that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under section 817(d), relating to the definition of "variable contract." The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this Prospectus, no other such guidance has been issued. Further, Hartford does not know if or in what form such guidance will be issued. In addition, although regulations are generally issued with prospective effect, it is possible that regulations may be issued with retroactive effect. Due to the lack of specific guidance regarding the issue of investor control, there is necessarily some uncertainty regarding whether a Contract Owner could be considered the owner of the assets for tax purposes. Hartford reserves the right to modify the contracts, as necessary, to prevent Contract Owners from being considered the owners of the assets in the separate accounts.


---------------------------------------------------
                        LIFE INSURANCE PURCHASED FOR USE
                          IN SPLIT DOLLAR ARRANGEMENTS

    On January 26, 1996, the IRS released a technical advice memorandum ("TAM") on the taxability of life insurance policies used in certain split dollar arrangements. A TAM, issued by the National Office of the IRS, provides advice as to the internal revenue laws, regulations, and related statutes with respect to a specific set of facts and a specific taxpayer. In the TAM, among other things, the IRS concluded that an employee was subject to current taxation on the excess of the cash surrender value of the policy over the premiums to be returned to the employer. Purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.

---------------------------------------------------
                         FEDERAL INCOME TAX WITHHOLDING

    If any amounts are deemed to be current taxable income to the Contract Owner, such amounts will be subject to federal income tax withholding and reporting, pursuant to the Code.

---------------------------------------------------
                     NON-INDIVIDUAL OWNERSHIP OF CONTRACTS

    Legislation has recently been proposed which would limit certain of the tax advantages now afforded non-individual owners of life insurance contracts. Prospective Contract Owners which are not individuals should consult a tax adviser to determine the status of this proposed legislation and its potential impact on the purchaser.

---------------------------------------------------
                                     OTHER


    Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of Contract proceeds depend on the circumstances of each Contract Owner or beneficiary. A tax adviser should be consulted to determine the impact of these taxes.


---------------------------------------------------
                    LIFE INSURANCE PURCHASES BY NONRESIDENT
                        ALIENS AND FOREIGN CORPORATIONS


    The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to a life insurance policy purchase.


---------------------------------------------------
                               LEGAL PROCEEDINGS


    There are no material legal proceedings pending to which the Separate Account is a party.


---------------------------------------------------
                                 LEGAL MATTERS


    Legal matters in connection with the issue and sale of flexible premium variable life insurance Contracts described in this Prospectus and the organization of Hartford, its authority to issue the Contracts under Connecticut law and the validity of the forms of the Contracts under

24                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


Connecticut law and legal matters relating to the federal securities and income tax laws have been passed on by Lynda Godkin General Counsel of Hartford Life Insurance Companies.


---------------------------------------------------
                                    EXPERTS


    The audited consolidated financial statements and financial statement schedules included in this Prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to said report on the consolidated financial statements of Hartford Life Insurance Company (the Depositor), which includes an explanatory paragraph with respect to the change in method of accounting for debt and equity securities as of January 1, 1994, as discussed in Note 2 of Notes to Consolidated Financial Statements. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.



    The hypothetical Contract illustrations included in this Prospectus and the registration statement with respect to the Separate Account have been approved by Michael Winterfield, FSA, MAAA, Director, Individual Annuity Inforce Management, for Hartford, and are included in reliance upon his opinion as to their reasonableness.


---------------------------------------------------
                             REGISTRATION STATEMENT


    A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 as amended. This Prospectus does not contain all information set forth in the registration statement, its amendments and exhibits, to all of which reference is made for further information concerning the Separate Account, the Funds, Hartford, and the Contracts.

HARTFORD LIFE INSURANCE COMPANY                                               25
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                   APPENDIX A
            SPECIAL INFORMATION FOR CONTRACTS PURCHASED IN NEW YORK


If the Contract is purchased in the State of New York, the following provisions of the Prospectus are amended as follows:



    In the Special Terms subsection of the Prospectus, the definition of Account Value is deleted and the following definition is substituted:



    ACCOUNT VALUE: The current value of Accumulation Units plus the value of the Loan Account under the Contract. In the case of a Contract Owner who purchases the Contract in the State of New York (the "New York Contract Owner") and who elects to transfer into the Fixed Account, Account Value is the current value of the Fixed Account plus the value of the Loan Account under the Contract.



    The following definition is added:



    FIXED ACCOUNT: Part of the General Account of Hartford to which a New York Contract Owner may allocate the entire Account Value.



    The definition of Loan Account is deleted and the following definition is substituted:



    LOAN ACCOUNT: An account in Hartford's General Account, established for any amounts transferred from the Sub-Accounts or, if a New York Contract Owner, from the Fixed Account for requested loans. The Loan Account credits a fixed rate of interest of 4% per annum that is not based on the investment experience of the Separate Account.



    The following is added to the Prospectus as a separate section following the section entitled "The Separate Account":



---------------------------------------------------

                               THE FIXED ACCOUNT


    THAT PORTION OF THE POLICY RELATING TO THE FIXED ACCOUNT IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY INTERESTS THEREIN ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE DISCLOSURE REGARDING THE FIXED ACCOUNT HAS NOT BEEN REVIEWED BY THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCOUNT MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.



    Under the circumstances described under the heading "Transfer of Entire Account Value to the Fixed Account," page 13, New York Contract Owners may transfer no less than the entire Account Value to the Fixed Account. Account Value transferred to the Fixed Account becomes part of the general assets of Hartford. Hartford invests the assets of the General Account in accordance with applicable laws governing the investment of insurance company general accounts.



    Hartford currently credits interest to the Account Value transferred to the Fixed Account under the Contract at the Minimum Credited Rate of 3% per year, compounded annually. Hartford reserves the right to credit a lower minimum interest rate according to state law. Hartford may also credit interest at rates greater than the minimum Fixed Account interest rate. There is no specific formula for determining the interest credited to the Account Value in the Fixed Account.



    The following language is added to the section of the Prospectus entitled "Deductions and Charges -- Administrative Charges," page 11:



    No Administrative Charge is deducted from Account Value in the Fixed
    Account.



    The following language is added to the section of the Prospectus entitled "Deductions and Charges -- Mortality and Expense Risk Charge," page 11:



    No Mortality and Expense Risk Charge is deducted from Account Value in the Fixed Account.



    The following separate sections are added to the section of the Prospectus entitled "Contract Benefits," page 12:



    TRANSFER OF ENTIRE ACCOUNT VALUE TO THE FIXED ACCOUNT



    New York Contract Owners may transfer no less than the entire Account Value into the Fixed Account under the following circumstances: (i) during the first 18 months following the Date of Issue, (ii) within 30 days

26                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


    following a Contract Anniversary, or (iii) within 60 days following the effective date of a material change in the investment policy of the Separate Account which the New York Contract Owner objects to.



    A TRANSFER TO THE FIXED ACCOUNT MUST BE FOR THE ENTIRE ACCOUNT VALUE AND ONCE THE ACCOUNT VALUE HAS BEEN TRANSFERRED TO THE FIXED ACCOUNT, IT MAY NOT, UNDER ANY CIRCUMSTANCES, BE TRANSFERRED BACK TO THE SEPARATE ACCOUNT.



    For New York Contract Owners who elect to invest in the Fixed Account, Hartford will transfer the entire Account Value from the Separate Account to the Fixed Account on the Monthly Activity Date next following the date on which Hartford received the transfer request. The Account Value in the Fixed Account on the date of transfer equals the entire Account Value; plus the value of the Loan Account; minus the Monthly Deduction Amount applicable to the Fixed Account and minus the Annual Maintenance Fee, if applicable. On each subsequent Monthly Activity Date, the Account Value in the Fixed Account equals the Account Value on the previous Monthly Activity Date; plus any premiums received since the last Monthly Activity Date; plus interest credited since the last Monthly Activity Date; minus the Monthly Deduction Amount applicable to the Fixed Account; minus any partial surrenders taken since the last Monthly Activity Date and minus any Surrender Charges deducted since the last Monthly Deduction Date. On each Valuation Date (other than a Monthly Activity Date), the Account Value of the Fixed Account equals the Account Value on the previous Monthly Activity Date; plus any premiums received since the last Monthly Activity Date; plus any interest credited since the last Monthly Activity Date; minus any partial surrenders taken since the last Monthly Activity Date and minus any surrender charges deducted since the last Monthly Activity Date.



    DEFERRED PAYMENTS



    Hartford reserves the right to defer payment of any Cash Surrender Values and loan amounts which are attributable to the Fixed Account for up to six months from the date of request. If payment is deferred for more than ten days, Hartford will pay interest at the Fixed Account Minimum Credited Interest Rate.

HARTFORD LIFE INSURANCE COMPANY                                               27
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                   APPENDIX B
                           ILLUSTRATIONS OF BENEFITS


The tables in Appendix B illustrate the way in which a Contract operates. They show how the death benefit and surrender value could vary over an extended period of time assuming hypothetical gross rates of return equal to constant after tax annual rates of 0%, 6% and 12%. The tables are based on an initial premium of $10,000. A male age 45, a female age 55 and a male age 65 with Face Amounts of $40,161, $33,334 and $19,380, respectively, are illustrated for the single life Contract. The illustrations for the last survivor Contract assume male and female of equal ages, including age 55 and 65 for Face Amounts of $44,053 and $27,778.


    The death benefit and surrender value for a Contract would be different from those shown if the rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual Contract Years. They would also differ if any Contract loan were made during the period of time illustrated.

    The tables reflect the deductions of current Contract charges and guaranteed Contract charges for a single gross interest rate. The death benefits and surrender values would change if the current cost of insurance charges change.

    The amounts shown for the death benefit and surrender value as of the end of each Contract Year take into account an average daily charge equal to an annual charge of 0.75% of the average daily net assets of the Funds for investment advisory and administrative services fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the 0.75% average daily charge) of -0.75%, 5.25% and 11.25%, respectively.

    In addition, the death benefit and surrender value as of the end of each Contract Year take into account the (1) tax expense charge equal to an annual rate of 0.40% of Account Value for the first ten Contract Years; (2) administrative charge equal to an annual rate of 0.40% of Account Value attributable to the Separate Account; (3) mortality and expense risk charge equal to an annual rate of 0.90% of Account Value attributable to the Separate Account; and (4) any Contingent Deferred Sales Charge and premium tax charge which may be applicable in the first nine Contract Years.

    The hypothetical returns shown in the tables are without any tax charges that may be attributable to the Separate Account in the future. In order to produce after tax returns of 0%, 6%, and 12%, the Separate Account would have to earn a sufficient amount in excess of 0% or 6% or 12% to cover any tax charges (see "Deductions and Charges -- Taxes Charges Against The Separate Account," page 12).

    The "Premium Paid Plus Interest" column of each table shows the amount which would accumulate if the initial premium was invested to earn interest, after taxes of 5% per year, compounded annually.


    Hartford will furnish upon request, a comparable illustration reflecting the proposed insureds age, risk classification, Face Amount or initial premium requested, and reflecting guaranteed cost of insurance rates. Hartford will also furnish an additional similar illustration reflecting current cost of insurance rates which may be less than, but never greater than, the guaranteed cost of insurance rates.

28                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                               ISSUE AGE 45 MALE
                          INITIAL FACE AMOUNT: $40,161



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)



              PREMIUMS                 CURRENT CHARGES*                       GUARANTEED CHARGES**
             ACCUMULATED    --------------------------------------   --------------------------------------
  END OF        AT 5%                        CASH                                     CASH
  CONTRACT    INTEREST        ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR       PER YEAR         VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   -------------   -----------   -----------   ----------   -----------   -----------   ----------
      1         10,500          10,834       9,840          40,161       10,756       9,764          40,161
      2         11,025          11,740      10,755          40,161       11,575      10,593          40,161
      3         11,576          12,724      11,751          40,161       12,463      11,495          40,161
      4         12,155          13,794      12,987          40,161       13,427      12,626          40,161
      5         12,763          14,956      14,169          40,161       14,474      13,693          40,161
      6         13,401          16,219      15,657          40,161       15,613      15,057          40,161
      7         14,071          17,592      17,060          40,161       16,851      16,324          40,161
      8         14,775          19,083      18,788          40,161       18,198      17,907          40,161
      9         15,513          20,704      20,452          40,161       19,666      19,417          40,161
     10         16,289          22,465      22,465          40,161       21,268      21,268          40,161
     11         17,103          24,501      24,501          40,161       23,113      23,113          40,161
     12         17,959          26,724      26,724          40,161       25,145      25,145          40,161
     13         18,856          29,153      29,153          41,398       27,386      27,386          40,161
     14         19,799          31,808      31,808          43,896       29,864      29,864          41,213
     15         20,789          34,714      34,714          46,517       32,590      32,590          43,670
     16         21,829          37,895      37,895          49,264       35,574      35,574          46,247
     17         22,920          41,367      41,367          52,951       38,832      38,832          49,705
     18         24,066          45,156      45,156          56,897       42,386      42,386          53,407
     19         25,270          49,292      49,292          61,122       46,266      46,266          57,371
     20         26,533          53,807      53,807          65,645       50,502      50,502          61,613
     25         33,864          83,601      83,601          96,978       78,372      78,372          90,912
     35         55,160         201,997     201,997         214,118      189,092     189,092         200,438



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               29
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                               ISSUE AGE 45 MALE
                          INITIAL FACE AMOUNT: $40,161



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)



              PREMIUMS              CURRENT CHARGES*                  GUARANTEED CHARGES**
             ACCUMULATED    ---------------------------------   ---------------------------------
  END OF        AT 5%                      CASH                                CASH
  CONTRACT    INTEREST       ACCOUNT    SURRENDER     DEATH      ACCOUNT    SURRENDER     DEATH
   YEAR       PER YEAR        VALUE       VALUE      BENEFIT      VALUE       VALUE      BENEFIT
  -------   -------------   ---------   ----------   --------   ---------   ----------   --------
      1         10,500        10,249      9,269       40,161      10,171      9,192       40,161
      2         11,025        10,506      9,546       40,161      10,337      9,380       40,161
      3         11,576        10,769      9,831       40,161      10,497      9,564       40,161
      4         12,155        11,040     10,275       40,161      10,651      9,891       40,161
      5         12,763        11,319     10,577       40,161      10,796     10,061       40,161
      6         13,401        11,605     11,089       40,161      10,930     10,421       40,161
      7         14,071        11,900     11,411       40,161      11,052     10,569       40,161
      8         14,775        12,202     11,941       40,161      11,158     10,902       40,161
      9         15,513        12,514     12,282       40,161      11,244     11,016       40,161
     10         16,289        12,833     12,833       40,161      11,309     11,309       40,161
     11         17,103        13,228     13,228       40,161      11,394     11,394       40,161
     12         17,959        13,636     13,636       40,161      11,455     11,455       40,161
     13         18,856        14,058     14,058       40,161      11,486     11,486       40,161
     14         19,799        14,494     14,494       40,161      11,486     11,486       40,161
     15         20,789        14,944     14,944       40,161      11,450     11,450       40,161
     16         21,829        15,409     15,409       40,161      11,370     11,370       40,161
     17         22,920        15,889     15,889       40,161      11,239     11,239       40,161
     18         24,066        16,385     16,385       40,161      11,048     11,048       40,161
     19         25,270        16,898     16,898       40,161      10,787     10,787       40,161
     20         26,533        17,428     17,428       40,161      10,442     10,442       40,161
     25         33,864        20,353     20,353       40,161       6,987      6,987       40,161
     35         55,160        27,852     27,852       40,161          --         --           --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

30                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                               ISSUE AGE 45 MALE
                          INITIAL FACE AMOUNT: $40,161



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.75% NET)



              PREMIUMS              CURRENT CHARGES*                  GUARANTEED CHARGES**
             ACCUMULATED    ---------------------------------   ---------------------------------
  END OF        AT 5%                      CASH                                CASH
  CONTRACT    INTEREST       ACCOUNT    SURRENDER     DEATH      ACCOUNT    SURRENDER     DEATH
   YEAR       PER YEAR        VALUE       VALUE      BENEFIT      VALUE       VALUE      BENEFIT
  -------   -------------   ---------   ----------   --------   ---------   ----------   --------
      1         10,500         9,665      8,698       40,161       9,586      8,621       40,161
      2         11,025         9,340      8,404       40,161       9,169      8,235       40,161
      3         11,576         9,026      8,118       40,161       8,747      7,844       40,161
      4         12,155         8,721      7,990       40,161       8,319      7,594       40,161
      5         12,763         8,425      7,720       40,161       7,883      7,185       40,161
      6         13,401         8,138      7,657       40,161       7,438      6,964       40,161
      7         14,071         7,860      7,401       40,161       6,980      6,528       40,161
      8         14,775         7,591      7,353       40,161       6,506      6,274       40,161
      9         15,513         7,330      7,111       40,161       6,013      5,798       40,161
     10         16,289         7,076      7,076       40,161       5,498      5,498       40,161
     11         17,103         6,865      6,865       40,161       4,978      4,978       40,161
     12         17,959         6,659      6,659       40,161       4,427      4,427       40,161
     13         18,856         6,459      6,459       40,161       3,843      3,843       40,161
     14         19,799         6,264      6,264       40,161       3,221      3,221       40,161
     15         20,789         6,073      6,073       40,161       2,558      2,558       40,161
     16         21,829         5,888      5,888       40,161       1,845      1,845       40,161
     17         22,920         5,707      5,707       40,161       1,075      1,075       40,161
     18         24,066         5,531      5,531       40,161         237        237       40,161
     19         25,270         5,360      5,360       40,161          --         --           --
     20         26,533         5,193      5,193       40,161          --         --           --
     25         33,864         4,420      4,420       40,161          --         --           --
     35         55,160         3,145      3,145       40,161          --         --           --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               31
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                              ISSUE AGE 55 FEMALE
                          INITIAL FACE AMOUNT: $33,334



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)



              PREMIUMS                CURRENT CHARGES*                     GUARANTEED CHARGES**
             ACCUMULATED    ------------------------------------   ------------------------------------
  END OF        AT 5%                       CASH                                   CASH
  CONTRACT    INTEREST       ACCOUNT      SURRENDER      DEATH      ACCOUNT      SURRENDER      DEATH
   YEAR       PER YEAR        VALUE         VALUE       BENEFIT      VALUE         VALUE       BENEFIT
  -------   -------------   ----------   -----------   ---------   ----------   -----------   ---------
      1         10,500         10,834       9,840         33,334      10,727       9,736         33,334
      2         11,025         11,740      10,755         33,334      11,517      10,537         33,334
      3         11,576         12,724      11,751         33,334      12,378      11,411         33,334
      4         12,155         13,794      12,987         33,334      13,317      12,517         33,334
      5         12,763         14,956      14,169         33,334      14,343      13,564         33,334
      6         13,401         16,219      15,657         33,334      15,464      14,909         33,334
      7         14,071         17,592      17,060         33,334      16,688      16,163         33,334
      8         14,775         19,083      18,788         33,334      18,025      17,735         33,334
      9         15,513         20,704      20,452         33,334      19,487      19,238         33,334
     10         16,289         22,465      22,465         33,334      21,088      21,088         33,334
     11         17,103         24,501      24,501         33,334      22,940      22,940         33,334
     12         17,959         26,736      26,736         33,334      24,991      24,991         33,334
     13         18,856         29,218      29,218         34,478      27,270      27,270         33,334
     14         19,799         31,946      31,946         37,377      29,804      29,804         34,891
     15         20,789         34,928      34,928         40,517      32,585      32,585         37,799
     16         21,829         38,190      38,190         43,919      35,625      35,625         40,969
     17         22,920         41,765      41,765         47,195      38,958      38,958         44,023
     18         24,066         45,686      45,686         50,712      42,614      42,614         47,301
     19         25,270         49,992      49,992         54,492      46,627      46,627         50,824
     20         26,533         54,687      54,687         59,609      51,004      51,004         55,594
     25         33,864         85,841      85,841         90,992      80,060      80,060         84,864
     35         55,160        208,273     208,273        218,687     192,260     192,260        201,873



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

32                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                              ISSUE AGE 55 FEMALE
                          INITIAL FACE AMOUNT: $33,334



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)



              PREMIUMS              CURRENT CHARGES*                  GUARANTEED CHARGES**
             ACCUMULATED    ---------------------------------   ---------------------------------
  END OF        AT 5%                      CASH                                CASH
  CONTRACT    INTEREST       ACCOUNT    SURRENDER     DEATH      ACCOUNT    SURRENDER     DEATH
   YEAR       PER YEAR        VALUE       VALUE      BENEFIT      VALUE       VALUE      BENEFIT
  -------   -------------   ---------   ----------   --------   ---------   ----------   --------
      1         10,500        10,249      9,269       33,334      10,142      9,164       33,334
      2         11,025        10,506      9,546       33,334      10,279      9,324       33,334
      3         11,576        10,769      9,831       33,334      10,412      9,480       33,334
      4         12,155        11,040     10,275       33,334      10,539      9,781       33,334
      5         12,763        11,319     10,577       33,334      10,661      9,928       33,334
      6         13,401        11,605     11,089       33,334      10,774     10,266       33,334
      7         14,071        11,900     11,411       33,334      10,875     10,394       33,334
      8         14,775        12,202     11,941       33,334      10,959     10,704       33,334
      9         15,513        12,514     12,282       33,334      11,021     10,793       33,334
     10         16,289        12,833     12,833       33,334      11,055     11,055       33,334
     11         17,103        13,228     13,228       33,334      11,106     11,106       33,334
     12         17,959        13,636     13,636       33,334      11,127     11,127       33,334
     13         18,856        14,058     14,058       33,334      11,117     11,117       33,334
     14         19,799        14,494     14,494       33,334      11,073     11,073       33,334
     15         20,789        14,944     14,944       33,334      10,988     10,988       33,334
     16         21,829        15,409     15,409       33,334      10,854     10,854       33,334
     17         22,920        15,889     15,889       33,334      10,656     10,656       33,334
     18         24,066        16,385     16,385       33,334      10,375     10,375       33,334
     19         25,270        16,898     16,898       33,334       9,991      9,991       33,334
     20         26,533        17,428     17,428       33,334       9,479      9,479       33,334
     25         33,864        20,353     20,353       33,334       3,955      3,955       33,334
     35         55,160        27,852     27,852       33,334          --         --           --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               33
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                              ISSUE AGE 55 FEMALE
                          INITIAL FACE AMOUNT: $33,334



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.75 NET)



              PREMIUMS             CURRENT CHARGES*                GUARANTEED CHARGES**
             ACCUMULATED    -------------------------------   -------------------------------
  END OF        AT 5%                    CASH                              CASH
  CONTRACT    INTEREST      ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR       PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
  -------   -------------   --------   ---------   --------   --------   ---------   --------
      1         10,500        9,665     8,698       33,334      9,558     8,593       33,334
      2         11,025        9,340     8,404       33,334      9,112     8,179       33,334
      3         11,576        9,026     8,118       33,334      8,662     7,761       33,334
      4         12,155        8,721     7,990       33,334      8,209     7,486       33,334
      5         12,763        8,425     7,720       33,334      7,750     7,053       33,334
      6         13,401        8,138     7,657       33,334      7,283     6,810       33,334
      7         14,071        7,860     7,401       33,334      6,803     6,352       33,334
      8         14,775        7,591     7,353       33,334      6,305     6,073       33,334
      9         15,513        7,330     7,111       33,334      5,782     5,568       33,334
     10         16,289        7,076     7,076       33,334      5,230     5,230       33,334
     11         17,103        6,865     6,865       33,334      4,665     4,665       33,334
     12         17,959        6,659     6,659       33,334      4,061     4,061       33,334
     13         18,856        6,459     6,459       33,334      3,419     3,419       33,334
     14         19,799        6,264     6,264       33,334      2,733     2,733       33,334
     15         20,789        6,073     6,073       33,334      1,997     1,997       33,334
     16         21,829        5,888     5,888       33,334      1,200     1,200       33,334
     17         22,920        5,707     5,707       33,334        324       324       33,334
     18         24,066        5,531     5,531       33,334         --        --           --
     19         25,270        5,360     5,360       33,334         --        --           --
     20         26,533        5,193     5,193       33,334         --        --           --
     25         33,864        4,420     4,420       33,334         --        --           --
     35         55,160        3,145     3,145       33,334         --        --           --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

34                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                               ISSUE AGE 65 MALE
                          INITIAL FACE AMOUNT: $19,380



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)



              PREMIUMS                CURRENT CHARGES*                     GUARANTEED CHARGES**
             ACCUMULATED    ------------------------------------   ------------------------------------
  END OF        AT 5%                       CASH                                   CASH
  CONTRACT    INTEREST       ACCOUNT      SURRENDER      DEATH      ACCOUNT      SURRENDER      DEATH
   YEAR       PER YEAR        VALUE         VALUE       BENEFIT      VALUE         VALUE       BENEFIT
  -------   -------------   ----------   -----------   ---------   ----------   -----------   ---------
      1         10,500         10,834       9,840         19,380      10,650       9,660         19,380
      2         11,025         11,740      10,755         19,380      11,357      10,380         19,380
      3         11,576         12,724      11,751         19,380      12,131      11,169         19,380
      4         12,155         13,794      12,987         19,380      12,984      12,190         19,380
      5         12,763         14,956      14,169         19,380      13,930      13,156         19,380
      6         13,401         16,219      15,657         19,380      14,986      14,436         19,380
      7         14,071         17,595      17,063         19,883      16,172      15,650         19,380
      8         14,775         19,106      18,810         21,208      17,516      17,228         19,443
      9         15,513         20,760      20,508         22,629      19,027      18,780         20,740
     10         16,289         22,549      22,549         24,578      20,664      20,664         22,524
     11         17,103         24,595      24,595         26,563      22,536      22,536         24,340
     12         17,959         26,837      26,837         28,716      24,587      24,587         26,309
     13         18,856         29,275      29,275         31,325      26,816      26,816         28,693
     14         19,799         31,947      31,947         33,864      29,260      29,260         31,016
     15         20,789         34,856      34,856         36,948      31,916      31,916         33,831
     16         21,829         38,046      38,046         39,949      34,834      34,834         36,576
     17         22,920         41,517      41,517         43,594      38,005      38,005         39,906
     18         24,066         45,308      45,308         47,574      41,447      41,447         43,520
     19         25,270         49,448      49,448         51,921      45,177      45,177         47,436
     20         26,533         53,969      53,969         56,667      49,215      49,215         51,677
     25         33,864         83,837      83,837         88,030      74,965      74,965         78,714
     35         55,160        202,335     202,335        204,358     175,528     175,528        177,284



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               35
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                               ISSUE AGE 65 MALE
                          INITIAL FACE AMOUNT: $19,380



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)



              PREMIUMS              CURRENT CHARGES*                  GUARANTEED CHARGES**
             ACCUMULATED    ---------------------------------   ---------------------------------
  END OF        AT 5%                      CASH                                CASH
  CONTRACT    INTEREST       ACCOUNT    SURRENDER     DEATH      ACCOUNT    SURRENDER     DEATH
   YEAR       PER YEAR        VALUE       VALUE      BENEFIT      VALUE       VALUE      BENEFIT
  -------   -------------   ---------   ----------   --------   ---------   ----------   --------
      1         10,500        10,249      9,269       19,380      10,062      9,086       19,380
      2         11,025        10,506      9,546       19,380      10,104      9,152       19,380
      3         11,576        10,769      9,831       19,380      10,123      9,196       19,380
      4         12,155        11,040     10,275       19,380      10,116      9,364       19,380
      5         12,763        11,319     10,577       19,380      10,077      9,351       19,380
      6         13,401        11,605     11,089       19,380      10,002      9,502       19,380
      7         14,071        11,900     11,411       19,380       9,880      9,406       19,380
      8         14,775        12,202     11,941       19,380       9,703      9,454       19,380
      9         15,513        12,514     12,282       19,380       9,455      9,232       19,380
     10         16,289        12,833     12,833       19,380       9,124      9,124       19,380
     11         17,103        13,228     13,228       19,380       8,730      8,730       19,380
     12         17,959        13,636     13,636       19,380       8,217      8,217       19,380
     13         18,856        14,058     14,058       19,380       7,564      7,564       19,380
     14         19,799        14,494     14,494       19,380       6,738      6,738       19,380
     15         20,789        14,944     14,944       19,380       5,699      5,699       19,380
     16         21,829        15,409     15,409       19,380       4,387      4,387       19,380
     17         22,920        15,889     15,889       19,380       2,723      2,723       19,380
     18         24,066        16,385     16,385       19,380         595        595       19,380
     19         25,270        16,898     16,898       19,380          --         --           --
     20         26,533        17,428     17,428       19,380          --         --           --
     25         33,864        20,353     20,353       21,371          --         --           --
     35         55,160        27,854     27,854       28,133          --         --           --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

36                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                               ISSUE AGE 65 MALE
                          INITIAL FACE AMOUNT: $19,380



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.75% NET)



              PREMIUMS             CURRENT CHARGES*                GUARANTEED CHARGES**
             ACCUMULATED    -------------------------------   -------------------------------
  END OF        AT 5%                    CASH                              CASH
  CONTRACT    INTEREST      ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR       PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
  -------   -------------   --------   ---------   --------   --------   ---------   --------
      1         10,500        9,665     8,698       19,380      9,475     8,512       19,380
      2         11,025        9,340     8,404       19,380      8,923     7,994       19,380
      3         11,576        9,026     8,118       19,380      8,340     7,444       19,380
      4         12,155        8,721     7,990       19,380      7,720     7,004       19,380
      5         12,763        8,425     7,720       19,380      7,056     6,368       19,380
      6         13,401        8,138     7,657       19,380      6,338     5,875       19,380
      7         14,071        7,869     7,401       19,380      5,553     5,111       19,380
      8         14,775        7,591     7,353       19,380      4,684     4,461       19,380
      9         15,513        7,330     7,111       19,380      3,712     3,503       19,380
     10         16,289        7,076     7,076       19,380      2,616     2,616       19,380
     11         17,103        6,865     6,865       19,380      1,379     1,379       19,380
     12         17,959        6,659     6,659       19,380         --        --           --
     13         18,856        6,459     6,459       19,380         --        --           --
     14         19,799        6,264     6,264       19,380         --        --           --
     15         20,789        6,073     6,073       19,380         --        --           --
     16         21,829        5,888     5,888       19,380         --        --           --
     17         22,920        5,707     5,707       19,380         --        --           --
     18         24,066        5,531     5,531       19,380         --        --           --
     19         25,270        5,360     5,360       19,380         --        --           --
     20         26,533        5,193     5,193       19,380         --        --           --
     25         33,864        4,420     4,420       19,380         --        --           --
     35         55,160        3,145     3,145       19,380         --        --           --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               37
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                        ISSUE AGES: 55 MALE \ 55 FEMALE
                          INITIAL FACE AMOUNT: $44,053



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)



              PREMIUMS                CURRENT CHARGES*                     GUARANTEED CHARGES**
             ACCUMULATED    ------------------------------------   ------------------------------------
  END OF        AT 5%                       CASH                                   CASH
  CONTRACT    INTEREST       ACCOUNT      SURRENDER      DEATH      ACCOUNT      SURRENDER      DEATH
   YEAR       PER YEAR        VALUE         VALUE       BENEFIT      VALUE         VALUE       BENEFIT
  -------   -------------   ----------   -----------   ---------   ----------   -----------   ---------
      1         10,500         10,902       9,906         44,053      10,902       9,906         44,053
      2         11,025         11,882      10,894         44,053      11,882      10,894         44,053
      3         11,576         12,946      11,970         44,053      12,946      11,970         44,053
      4         12,155         14,103      13,292         44,053      14,103      13,292         44,053
      5         12,763         15,360      14,568         44,053      15,360      14,568         44,053
      6         13,401         16,726      16,159         44,053      16,726      16,159         44,053
      7         14,071         18,210      17,674         44,053      18,210      17,674         44,053
      8         14,775         19,825      19,526         44,053      19,822      19,523         44,053
      9         15,513         21,585      21,331         44,053      21,574      21,320         44,053
     10         16,289         23,505      23,505         44,053      23,477      23,477         44,053
     11         17,103         25,727      25,727         44,053      25,652      25,652         44,053
     12         17,959         28,162      28,162         44,053      28,031      28,031         44,053
     13         18,856         30,830      30,830         44,053      30,640      30,640         44,053
     14         19,799         33,755      33,755         44,053      33,507      33,507         44,053
     15         20,789         36,960      36,960         44,053      36,667      36,667         44,053
     16         21,829         40,479      40,479         46,551      40,154      40,154         46,177
     17         22,920         44,337      44,337         50,102      43,981      43,981         49,699
     18         24,066         48,565      48,565         53,908      48,175      48,175         53,475
     19         25,270         53,202      53,202         57,991      52,774      52,774         57,524
     20         26,533         58,305      58,305         63,553      57,828      57,828         63,033
     25         33,864         92,176      92,176         97,707      91,132      91,132         96,600
     35         55,160        230,373     230,373        241,893     219,404     219,404        230,374



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

38                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                        ISSUE AGES: 55 MALE \ 55 FEMALE
                          INITIAL FACE AMOUNT: $44,053



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)



              PREMIUMS              CURRENT CHARGES*                  GUARANTEED CHARGES**
             ACCUMULATED    ---------------------------------   ---------------------------------
  END OF        AT 5%                      CASH                                CASH
  CONTRACT    INTEREST       ACCOUNT    SURRENDER     DEATH      ACCOUNT    SURRENDER     DEATH
   YEAR       PER YEAR        VALUE       VALUE      BENEFIT      VALUE       VALUE      BENEFIT
  -------   -------------   ---------   ----------   --------   ---------   ----------   --------
      1         10,500        10,314      9,332       44,053      10,314      9,332       44,053
      2         11,025        10,632      9,669       44,053      10,632      9,669       44,053
      3         11,576        10,954     10,012       44,053      10,954     10,012       44,053
      4         12,155        11,279     10,509       44,053      11,279     10,509       44,053
      5         12,763        11,605     10,860       44,053      11,605     10,860       44,053
      6         13,401        11,941     11,422       44,053      11,931     11,412       44,053
      7         14,071        12,288     11,796       44,053      12,255     11,763       44,053
      8         14,775        12,646     12,383       44,053      12,574     12,311       44,053
      9         15,513        13,015     12,782       44,053      12,885     12,652       44,053
     10         16,289        13,396     13,396       44,053      13,182     13,182       44,053
     11         17,103        13,858     13,858       44,053      13,517     13,517       44,053
     12         17,959        14,337     14,337       44,053      13,834     13,834       44,053
     13         18,856        14,834     14,834       44,053      14,127     14,127       44,053
     14         19,799        15,349     15,349       44,053      14,393     14,393       44,053
     15         20,789        15,883     15,883       44,053      14,624     14,624       44,053
     16         21,829        16,436     16,436       44,053      14,809     14,809       44,053
     17         22,920        17,010     17,010       44,053      14,938     14,938       44,053
     18         24,066        17,606     17,606       44,053      14,991     14,991       44,053
     19         25,270        18,223     18,223       44,053      14,949     14,949       44,053
     20         26,533        18,863     18,863       44,053      14,787     14,787       44,053
     25         33,864        22,433     22,433       44,053      11,078     11,078       44,053
     35         55,160        31,836     31,836       44,053          --         --           --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               39
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                        ISSUE AGES: 55 MALE \ 55 FEMALE
                          INITIAL FACE AMOUNT: $44,053



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.75% NET)



              PREMIUMS             CURRENT CHARGES*                GUARANTEED CHARGES**
             ACCUMULATED    -------------------------------   -------------------------------
  END OF        AT 5%                    CASH                              CASH
  CONTRACT    INTEREST      ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR       PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
  -------   -------------   --------   ---------   --------   --------   ---------   --------
      1         10,500        9,726     8,757       44,053      9,726     8,757       44,053
      2         11,025        9,452     8,512       44,053      9,451     8,512       44,053
      3         11,576        9,177     8,266       44,053      9,177     8,266       44,053
      4         12,155        8,899     8,166       44,053      8,899     8,166       44,053
      5         12,763        8,628     7,920       44,053      8,618     7,910       44,053
      6         13,401        8,365     7,881       44,053      8,331     7,848       44,053
      7         14,071        8,108     7,647       44,053      8,035     7,575       44,053
      8         14,775        7,859     7,619       44,053      7,727     7,489       44,053
      9         15,513        7,616     7,397       44,053      7,403     7,185       44,053
     10         16,289        7,380     7,380       44,053      7,058     7,058       44,053
     11         17,103        7,186     7,186       44,053      6,713     6,713       44,053
     12         17,959        6,996     6,996       44,053      6,334     6,334       44,053
     13         18,856        6,811     6,811       44,053      5,916     5,916       44,053
     14         19,799        6,630     6,630       44,053      5,451     5,451       44,053
     15         20,789        6,453     6,453       44,053      4,932     4,932       44,053
     16         21,829        6,280     6,280       44,053      4,345     4,345       44,053
     17         22,920        6,110     6,110       44,053      3,673     3,673       44,053
     18         24,066        5,945     5,945       44,053      2,896     2,896       44,053
     19         25,270        5,783     5,783       44,053      1,985     1,985       44,053
     20         26,533        5,625     5,625       44,053        910       910       44,053
     25         33,864        4,885     4,885       44,053         --        --           --
     35         55,160        3,633     3,633       44,053         --        --           --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

40                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                        ISSUE AGES: 65 MALE \ 65 FEMALE
                          INITIAL FACE AMOUNT: $27,778



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)



              PREMIUMS                CURRENT CHARGES*                     GUARANTEED CHARGES**
             ACCUMULATED    ------------------------------------   ------------------------------------
  END OF        AT 5%                       CASH                                   CASH
  CONTRACT    INTEREST       ACCOUNT      SURRENDER      DEATH      ACCOUNT      SURRENDER      DEATH
   YEAR       PER YEAR        VALUE         VALUE       BENEFIT      VALUE         VALUE       BENEFIT
  -------   -------------   ----------   -----------   ---------   ----------   -----------   ---------
      1         10,500         10,897       9,902         27,778      10,897       9,902         27,778
      2         11,025         11,862      10,875         27,778      11,862      10,875         27,778
      3         11,576         12,903      11,927         27,778      12,902      11,926         27,778
      4         12,155         14,037      13,227         27,778      14,021      13,211         27,778
      5         12,763         15,274      14,483         27,778      15,229      14,439         27,778
      6         13,401         16,623      16,057         27,778      16,535      15,969         27,778
      7         14,071         18,094      17,558         27,778      17,948      17,413         27,778
      8         14,775         19,698      19,399         27,778      19,482      19,185         27,778
      9         15,513         21,447      21,193         27,778      21,155      20,902         27,778
     10         16,289         23,354      23,354         27,778      22,988      22,988         27,778
     11         17,103         25,561      25,561         27,778      25,115      25,115         27,778
     12         17,959         27,981      27,981         29,940      27,485      27,485         29,409
     13         18,856         30,632      30,632         32,776      30,076      30,076         32,182
     14         19,799         33,537      33,537         35,550      32,914      32,914         34,889
     15         20,789         36,721      36,721         38,925      36,007      36,007         38,168
     16         21,829         40,211      40,211         42,222      39,396      39,396         41,367
     17         22,920         44,035      44,035         46,238      43,088      43,088         45,243
     18         24,066         48,227      48,227         50,639      47,104      47,104         49,460
     19         25,270         52,820      52,820         55,462      51,466      51,466         54,040
     20         26,533         57,887      57,887         60,782      56,231      56,231         59,043
     25         33,864         91,514      91,514         96,090      86,546      86,546         90,874
     35         55,160        228,720     228,720        231,007     203,577     203,577        205,613



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               41
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                        ISSUE AGES: 65 MALE \ 65 FEMALE
                          INITIAL FACE AMOUNT: $27,778



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)



              PREMIUMS              CURRENT CHARGES*                  GUARANTEED CHARGES**
             ACCUMULATED    ---------------------------------   ---------------------------------
  END OF        AT 5%                      CASH                                CASH
  CONTRACT    INTEREST       ACCOUNT    SURRENDER     DEATH      ACCOUNT    SURRENDER     DEATH
   YEAR       PER YEAR        VALUE       VALUE      BENEFIT      VALUE       VALUE      BENEFIT
  -------   -------------   ---------   ----------   --------   ---------   ----------   --------
      1         10,500        10,309      9,327       27,778      10,309      9,327       27,778
      2         11,025        10,612      9,650       27,778      10,612      9,650       27,778
      3         11,576        10,917      9,976       27,778      10,907      9,967       27,778
      4         12,155        11,232     10,463       27,778      11,191     10,423       27,778
      5         12,763        11,556     10,812       27,778      11,460     10,717       27,778
      6         13,401        11,891     11,372       27,778      11,710     11,193       27,778
      7         14,071        12,236     11,744       27,778      11,935     11,445       27,778
      8         14,775        12,592     12,329       27,778      12,126     11,866       27,778
      9         15,513        12,960     12,727       27,778      12,275     12,045       27,778
     10         16,289        13,339     13,339       27,778      12,370     12,370       27,778
     11         17,103        13,799     13,799       27,778      12,451     12,451       27,778
     12         17,959        14,276     14,276       27,778      12,455     12,455       27,778
     13         18,856        14,770     14,770       27,778      12,368     12,368       27,778
     14         19,799        15,283     15,283       27,778      12,172     12,172       27,778
     15         20,789        15,815     15,815       27,778      11,843     11,843       27,778
     16         21,829        16,366     16,366       27,778      11,347     11,347       27,778
     17         22,920        16,937     16,937       27,778      10,641     10,641       27,778
     18         24,066        17,530     17,530       27,778       9,661      9,661       27,778
     19         25,270        18,144     18,144       27,778       8,326      8,326       27,778
     20         26,533        18,781     18,781       27,778       6,527      6,527       27,778
     25         33,864        22,335     22,335       27,778          --         --           --
     35         55,160        31,696     31,696       32,014          --         --           --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

42                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                        ISSUE AGES: 65 MALE \ 65 FEMALE
                          INITIAL FACE AMOUNT: $27,778



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.75% NET)



              PREMIUMS             CURRENT CHARGES*                GUARANTEED CHARGES**
             ACCUMULATED    -------------------------------   -------------------------------
  END OF        AT 5%                    CASH                              CASH
  CONTRACT    INTEREST      ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR       PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
  -------   -------------   --------   ---------   --------   --------   ---------   --------
      1         10,500        9,721     8,752       27,778      9,721     8,752       27,778
      2         11,025        9,432     8,493       27,778      9,432     8,493       27,778
      3         11,576        9,147     8,236       27,778      9,129     8,220       27,778
      4         12,155        8,869     8,136       27,778      8,809     8,077       27,778
      5         12,763        8,599     7,891       27,778      8,466     7,760       27,778
      6         13,401        8,336     7,852       27,778      8,095     7,614       27,778
      7         14,071        8,080     7,619       27,778      7,687     7,230       27,778
      8         14,775        7,831     7,592       27,778      7,232     6,996       27,778
      9         15,513        7,589     7,370       27,778      6,716     6,499       27,778
     10         16,289        7,354     7,354       27,778      6,122     6,122       27,778
     11         17,103        7,161     7,161       27,778      5,457     5,457       27,778
     12         17,959        6,972     6,972       27,778      4,673     4,673       27,778
     13         18,856        6,787     6,787       27,778      3,747     3,747       27,778
     14         19,799        6,606     6,606       27,778      2,652     2,652       27,778
     15         20,789        6,430     6,430       27,778      1,349     1,349       27,778
     16         21,829        6,257     6,257       27,778         --        --           --
     17         22,920        6,088     6,088       27,778         --        --           --
     18         24,066        5,923     5,923       27,778         --        --           --
     19         25,270        5,762     5,762       27,778         --        --           --
     20         26,533        5,604     5,604       27,778         --        --           --
     25         33,864        4,866     4,866       27,778         --        --           --
     35         55,160        3,619     3,619       27,778         --        --           --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS



To Hartford Life Insurance Company and Subsidiaries:



We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company (a Connecticut corporation and wholly-owned subsidiary of Hartford Life and Accident Insurance Company) and subsidiaries as of December 31, 1996 and 1995, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1996. These consolidated financial statements and the schedules referred to below are the responsibility of Hartford Life Insurance Company's management. Our responsibility is to express an opinion on these consolidated financial statements and schedules based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 1996 and 1995, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1996 in conformity with generally accepted accounting principles.



As discussed in Note 2 of Notes to Consolidated Financial Statements, Hartford Life Insurance Company adopted a new accounting standard promulgated by the Financial Accounting Standards Board, changing its method of accounting, as of January 1, 1994, for debt and equity securities.



Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The schedules listed in the Index to Consolidated Financial Statements and Schedules are presented for purposes of complying with the Securities and Exchange Commission's rules and are not a required part of the basic consolidated financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic consolidated financial statements taken as a whole.



                                         ARTHUR ANDERSEN LLP



Hartford, Connecticut
February 10, 1997

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                       CONSOLIDATED STATEMENTS OF INCOME


                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
                                                      ------------------------
                                                       1996     1995     1994
                                                      ------   ------   ------
                                                           (IN MILLIONS)
 Revenues
   Premiums and other considerations...............   $1,705   $1,487   $1,100
   Net investment income...........................    1,397    1,328    1,292
   Net realized capital (losses) gains.............     (213)     (11)       7
                                                      ------   ------   ------
     Total Revenues................................    2,889    2,804    2,399
                                                      ------   ------   ------
 Benefits, Claims and Expenses
   Benefits, claims and claim adjustment
    expenses.......................................    1,535    1,422    1,405
   Amortization of deferred policy acquisition
    costs..........................................      234      199      145
   Dividends to policyholders......................      635      675      419
   Other insurance expenses........................      427      317      227
                                                      ------   ------   ------
     Total Benefits, Claims and Expenses...........    2,831    2,613    2,196
                                                      ------   ------   ------
   Income before income tax expense................       58      191      203
   Income tax expense..............................       20       62       65
                                                      ------   ------   ------
 Net income........................................   $   38   $  129   $  138
                                                      ------   ------   ------
                                                      ------   ------   ------



The accompanying notes to consolidated financial statements are an integral part of the above statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                          CONSOLIDATED BALANCE SHEETS


                                                       AS OF DECEMBER
                                                             31,
                                                      -----------------
                                                       1996      1995
                                                      -------   -------
                                                        (IN MILLIONS
                                                        EXCEPT SHARE
                                                            DATA)
 Assets
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost $13,579 and $14,440).....   $13,624   $14,400
   Equity securities, available for sale, at fair
    value..........................................       119        63
   Policy loans, at outstanding balance............     3,836     3,381
   Mortgage loans, at outstanding balance..........         2       265
   Other investments, at cost......................        54       156
                                                      -------   -------
     Total investments.............................    17,635    18,265
   Cash............................................        43        46
   Premiums and amounts receivable.................       137       165
   Accrued investment income.......................       407       394
   Reinsurance recoverable.........................     6,066     6,221
   Deferred policy acquisition costs...............     2,760     2,188
   Deferred income tax.............................       474       420
   Other assets....................................       357       234
   Separate account assets.........................    49,690    36,264
                                                      -------   -------
     Total assets..................................   $77,569   $64,197
                                                      -------   -------
                                                      -------   -------
 Liabilities
   Future policy benefits..........................   $ 2,281   $ 2,373
   Other policyholder funds........................    22,134    22,598
   Other liabilities...............................     1,572     1,233
   Separate account liabilities....................    49,690    36,264
                                                      -------   -------
     Total liabilities.............................    75,677    62,468
                                                      -------   -------
 Stockholder's Equity
   Common stock, $5,690 par value, 1,000 shares
    authorized, issued and outstanding.............         6         6
   Capital surplus.................................     1,045     1,007
   Net unrealized capital gain (loss) on
    investments, net of tax........................        30       (57)
   Retained earnings...............................       811       773
                                                      -------   -------
     Total stockholder's equity....................     1,892     1,729
                                                      -------   -------
   Total liabilities and stockholder's equity......   $77,569   $64,197
                                                      -------   -------
                                                      -------   -------



The accompanying notes to consolidated financial statements are an integral part of the above statements.

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY


                                                                       NET UNREALIZED
                                                                        CAPITAL GAIN
                                                                         (LOSS) ON                       TOTAL
                                            COMMON      CAPITAL         INVESTMENTS,     RETAINED    STOCKHOLDER'S
                                            STOCK       SURPLUS          NET OF TAX      EARNINGS       EQUITY
                                            ------   --------------    --------------    --------    -------------
                                                                        (IN MILLIONS)
 Balance, December 31, 1993..............     $6         $  676            $  (5)          $516         $1,193
   Net income............................     --             --               --            138            138
   Dividends declared on common stock....     --             --               --            (10)           (10)
   Capital contribution..................     --            150               --             --            150
   Change in net unrealized capital loss
    on investments, net of tax(1)........     --             --             (649)            --           (649)
                                              --
                                                         ------           ------         --------       ------
 Balance, December 31, 1994..............      6            826             (654)           644            822
   Net income............................     --             --               --            129            129
   Capital contribution..................     --            181               --             --            181
   Change in net unrealized capital gain
    on investments, net of tax...........     --             --              597             --            597
                                              --
                                                         ------           ------         --------       ------
 Balance, December 31, 1995..............      6          1,007              (57)           773          1,729
   Net income............................     --             --               --             38             38
   Capital contribution..................     --             38               --             --             38
   Change in net unrealized capital gain
    on investments, net of tax...........     --             --               87             --             87
                                              --
                                                         ------           ------         --------       ------
 Balance, December 31, 1996..............     $6         $1,045            $  30           $811         $1,892
                                              --
                                              --
                                                         ------           ------         --------       ------
                                                         ------           ------         --------       ------


------------------------

(1) The 1994 change in net unrealized capital loss on investments, net of tax, includes a gain of $91 due to the adoption of SFAS No. 115 as discussed in
    Note 2(b) of Notes to Consolidated Financial Statements.



The accompanying notes to consolidated financial statements are an integral part of the above statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                     CONSOLIDATED STATEMENTS OF CASH FLOWS


                                            FOR THE YEARS ENDED DECEMBER 31,
                                            --------------------------------
                                              1996        1995        1994
                                            --------    --------    --------
                                                     (IN MILLIONS)
 Operating Activities
   Net income............................   $     38    $    129    $    138
   Adjustments to net income:
   Net realized capital losses (gains) on
    sale of investments..................        213          11          (7)
   Net amortization of premium on fixed
    maturities...........................         14          21          41
   Increase in deferred income taxes.....       (102)       (172)       (128)
   Increase in deferred policy
    acquisition costs....................       (572)       (379)       (441)
   Decrease (increase) in premiums and
    amounts receivable...................         10         (81)         10
   Increase in accrued investment
    income...............................        (13)        (16)       (106)
   (Increase) decrease in other assets...       (132)       (177)        101
   Decrease (increase) in reinsurance
    recoverable..........................        179         (35)         75
   (Decrease) increase in liability for
    future policy benefits...............        (92)        483         224
   Increase in other liabilities.........        477         281         191
                                            --------    --------    --------
     Cash provided by operating
      activities.........................         20          65          98
                                            --------    --------    --------
 Investing Activities
   Purchases of fixed maturity
    investments..........................     (5,747)     (6,228)     (9,127)
   Sales of fixed maturity investments...      3,459       4,845       5,713
   Maturities and principal paydowns of
    fixed maturity investments...........      2,693       1,741       1,931
   Net purchase of other investments.....       (107)       (871)     (1,338)
   Net sales (purchases) of short-term
    investments..........................         84         (24)        135
                                            --------    --------    --------
     Cash provided by (used for)
      investing activities...............        382        (537)     (2,686)
                                            --------    --------    --------
 Financing Activities
   Capital contribution..................         38          --         150
   Dividends paid........................         --          --         (10)
   Net (disbursements for) receipts from
    investment and universal life-type
    contracts (charged from) credited to
    policyholder accounts................       (443)        498       2,467
                                            --------    --------    --------
     Cash (used for) provided by
      financing activities...............       (405)        498       2,607
                                            --------    --------    --------
   Net (decrease) increase in cash.......         (3)         26          19
   Cash--beginning of year...............         46          20           1
                                            --------    --------    --------
 Cash--end of year.......................   $     43    $     46    $     20
                                            --------    --------    --------
                                            --------    --------    --------



The accompanying notes to consolidated financial statements are an integral part of the above statements.

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                               DECEMBER 31, 1996
                                 (IN MILLIONS)


---------------------------------------------------

 1. ORGANIZATION AND DESCRIPTION OF BUSINESS


    These consolidated financial statements include Hartford Life Insurance Company and its wholly-owned subsidiaries (the "Company"), ITT Hartford Life and Annuity Insurance Company ("ILA") and ITT Hartford International Life Reassurance Corporation ("HLRe"), formerly American Skandia Life Reinsurance Corporation. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"), a direct subsidiary of Hartford Accident and Indemnity Company, an indirect subsidiary of ITT Hartford Group, Inc. ("The Hartford"). Hartford Life was formed on December 13, 1996 and capitalized on December 16, 1996 with the contribution of all the outstanding common stock of HLA. On February 10, 1997, The Hartford, the ultimate parent of Hartford Life, announced its intention to sell up to 20% of Hartford Life during the second quarter of 1997. Management believes that this transaction will not have a material impact on the operations of the Company (See Note 11).



    On December 19, 1995, ITT Industries, Inc. (formerly ITT Corporation)("ITT") distributed all the outstanding shares of capital stock of The Hartford to ITT stockholders of record on such date (the transactions relating to such distribution are referred to herein as the "ITT Spin-off"). As a result of the ITT Spin-off, The Hartford became an independent, publicly traded company.



    The Company is a leading insurance and financial services company which provides: (a) investment products such as individual variable annuities and fixed market value adjusted annuities, deferred compensation plan services and mutual funds for savings and retirement needs; (b) life insurance for income protection and estate planning; and (c) employee benefits products such as corporate owned life insurance.



---------------------------------------------------

 2. SIGNIFICANT ACCOUNTING POLICIES


(A) BASIS OF PRESENTATION



    These financial statements present the financial position, results of operations and cash flows of the Company, and all material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries have been eliminated. The consolidated financial statements are prepared on a basis of generally accepted accounting principles which differ materially from the statutory accounting prescribed by various insurance regulatory authorities.



    The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.



(B) CHANGES IN ACCOUNTING PRINCIPLES



    On November 14, 1996, the Emerging Issues Task Force ("EITF") reached a consensus on Issue No. 96-12, "Recognition of Interest Income and Balance Sheet Classification of Structured Notes". This Issue requires companies to record income on certain structured securities on a retrospective interest method. The Company adopted EITF No. 96-12 for structured securities acquired after November 14, 1996. Adoption of EITF No. 96-12 did not have a material effect on the Company's financial condition or results of operations.



    In June 1996, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities". This statement established criteria for determining whether transferred assets should be accounted for as sales or secured borrowings. Subsequently, in December 1996, the FASB issued SFAS No. 127, "Deferral of Effective Date of Certain Provisions of FASB Statement No. 125", which defers the effective date of certain provisions of SFAS No. 125 for one year. Adoption of SFAS No. 125 is not expected to have a material effect on the Company's financial condition or results of operations.



    In October 1995, the FASB issued SFAS No. 123, "Accounting for Stock-Based Compensation", which is effective in 1996. As permitted by SFAS No. 123, the Company continues to measure compensation costs of employee stock option plans (relating to options on common stock of The Hartford) using the intrinsic value method prescribed by Accounting Principles Board Opinion No. 25. As of February 10, 1997, the Company had not adopted an employee stock compensation plan. Certain officers of the Company participate in The Hartford's stock option plan.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


    Compensation costs allocated by The Hartford to the Company, as well as pro forma compensation costs as determined under SFAS No. 123, were immaterial to the results of operations for 1996 and 1995.



    Effective January 1, 1994, the Company adopted SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". The new standard requires, among other things, that securities be classified as "held-to-maturity", "available-for-sale" or "trading" based on the Company's intentions with respect to the ultimate disposition of the security and its ability to effect those intentions. The classification determines the appropriate accounting carrying value (cost basis or fair value) and, in the case of fair value, whether the fair value difference from cost, net of tax, impacts stockholder's equity directly or is reflected in the Consolidated Statements of Income. Investments in equity securities had previously been and continue to be recorded at fair value with the corresponding after-tax impact included in stockholder's equity. Under SFAS No. 115, the Company's fixed maturity investments are classified as "available-for-sale" and, accordingly, these investments are reflected at fair value with the corresponding impact included as a component of stockholder's equity designated as "Net unrealized capital gain (loss) on investments, net of tax." As with the underlying investment security, unrealized capital gains and losses on derivative financial instruments are considered in determining the fair value of the portfolios. The impact of adoption was an increase to stockholder's equity of $91 million. The Company's cash flows were not impacted by this change in accounting principle.



(C) REVENUE RECOGNITION



    Revenues for universal life policies and investment products consist of policy charges for the cost of insurance, policy administration and surrender charges assessed to policy account balances and are recognized in the period in which services are provided. Premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders.



(D) FUTURE POLICY BENEFITS AND OTHER POLICYHOLDER FUNDS



    Liabilities for future policy benefits are computed by the net level premium method using interest rate assumptions varying from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued. Liabilities for universal life-type and investment contracts are stated at policyholder account values before surrender charges.



(E) DEFERRED POLICY ACQUISITION COSTS



    Policy acquisition costs, including commissions and certain underwriting expenses associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, generally 20 years. Generally, acquisition costs are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of expected gross profits from surrender charges, investment, mortality and expense margins. Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates, when appropriate, and evaluates the recoverability of the deferred acquisition cost asset. When appropriate, management revises its assumptions on the estimated gross profits of these contracts and the cumulative amortization for the books of business are reestimated and readjusted by a cumulative charge or credit to income.



(F) POLICYHOLDER REALIZED CAPITAL GAINS AND LOSSES



    Realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are excluded from revenues and deferred, since under the terms of the contracts the realized gains and losses will be credited to policyholders in future years as they are entitled to receive them.



(G) FOREIGN CURRENCY TRANSLATION



    Foreign currency translation gains and losses are reflected in stockholder's equity. Balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of international operations are generally their functional currencies.



(H) INVESTMENTS



    The Company's investments in fixed maturities include bonds, redeemable preferred stock and commercial paper which are classified as "available-for-sale" and accordingly are carried at fair value with the after-tax difference from cost reflected as a component of stockholder's equity designated as "Net unrealized capital gain (loss) on investments, net of tax". Equity securities, which include common and non-redeemable preferred stocks, are carried at fair value with the after-tax difference from cost reflected in stockholder's equity. Policy and mortgage loans are each carried at their outstanding balance which approximates fair value. Investments in partnerships and trusts are carried at cost. Net realized capital gains (losses), after deducting the policyholders' share, are reported as a component of revenue and are determined on a specific identification basis.



    The Company's accounting policy for impairment recognition requires recognition of an other than temporary impairment charge on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, the Company has established specific criteria to be used in the

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


impairment evaluation of an individual portfolio of assets. Specifically, if the asset portfolio is supporting a runoff operation, is forced to be liquidated prior to maturity to meet liability commitments, and has fair value below amortized cost, which will not materially fluctuate as a result of future interest rate changes, then an other than temporary impairment condition has been determined to have occurred. Each individual security within that portfolio is evaluated to determine whether or not it is impaired. Once an impairment charge has been recorded, the Company then continues to review the individual impaired securities for appropriate valuation on an ongoing basis.



    During 1996, it was determined that certain individual securities within the investment portfolio supporting the Company's closed block of guaranteed rate contracts ("Closed Book GRC") were impaired. With the initiation of certain hedge transactions, which eliminated the possibility that the fair value of the Closed Book GRC investments would recover to their current amortized cost, an other than temporary impairment loss of $88 after tax was determined to have occurred and was recorded.



(I) DERIVATIVE FINANCIAL INSTRUMENTS



    The Company uses a variety of derivative financial instruments including swaps, caps, floors, forwards and exchange traded financial futures and options as part of an overall risk management strategy. These instruments are used as a means of hedging exposure to price, foreign currency and/or interest rate risk on anticipated investment purchases or existing assets and liabilities. The Company does not hold or issue derivative financial instruments for trading purposes. The Company's accounting for derivative financial instruments used to manage risk is in accordance with the concepts established in SFAS No. 80, "Accounting for Futures Contracts," SFAS No. 52, "Foreign Currency Translation", American Institute of Certified Public Accountants Statement of Position 86-2, "Accounting for Options", and various EITF pronouncements. Written options are, in all cases, used in conjunction with other assets and derivatives as part of the Company's asset/liability management strategies. Derivative instruments are carried at values consistent with the asset or liability being hedged. Derivatives used to hedge fixed maturities or equities are carried at fair value with the after-tax difference from cost reflected in stockholder's equity. Derivatives used to hedge other invested assets or liabilities are carried at cost.



    Derivatives must be designated at inception as a hedge and measured for effectiveness both at inception and on an ongoing basis. The Company's minimum correlation threshold for hedge designation is 80%. If correlation, which is assessed monthly and measured based on a rolling three month average, falls below 80%, hedge accounting will be terminated. Derivatives used to create a synthetic asset must meet synthetic accounting criteria including designation at inception and consistency of terms between the synthetic and the instrument being replicated. Interest rate swaps are the primary type of derivatives used to convert London interbank offered quotations for U.S. dollar deposits ("LIBOR") based variable rate instruments to fixed rate instruments. Synthetic instrument accounting, consistent with industry practice, provides that the synthetic asset is accounted for like the financial instrument it is intended to replicate. Derivatives which fail to meet risk management criteria are marked to market with the impact reflected in the Consolidated Statements of Income.



    Gains or losses on financial futures contracts entered into in anticipation of the future receipt of product cash flows are deferred and, at the time of the ultimate purchase, reflected as an adjustment to the cost basis of the purchased asset. Gains or losses on futures used in invested asset risk management are deferred and adjusted into the cost basis of the hedged asset when the futures contracts are closed, except for futures used in duration hedging which are deferred and are adjusted into the cost basis on a quarterly basis. The adjustments to the cost basis are amortized into investment income over the remaining asset life.



    Open forward commitment contracts are marked to market through stockholder's equity. Such contracts are recorded at settlement by recording the purchase of the specified securities at the previously committed price. Gains or losses resulting from the termination of the forward commitment contracts before the delivery of the securities are recognized immediately in the Consolidated Statements of Income as a component of net investment income.



    The cost of purchased options and/or premiums received on covered written options, entered into as part of an asset/liability management strategy, is/are adjusted into the cost basis of the underlying asset or liability and amortized over the remaining life of the hedge. Gains or losses on expiration or termination of the hedge are adjusted into the basis of the underlying asset or liability and amortized over the remaining asset life. The Company had no written options as of December 31, 1996 and 1995.



    Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the life of the swap agreement as an adjustment to income. Should the swap be terminated, the gain or loss is adjusted into the basis of the asset or liability and amortized over the remaining life. Should the hedged asset be sold or liability terminated without terminating the swap position, any swap gains or losses are immediately recognized in earnings. Interest rate swaps purchased in anticipation of an asset purchase (an "anticipatory transaction") are recognized consistent with the underlying asset components such that the settlement component is recognized in the Consolidated Statements of Income while the change in market value is recognized as an unrealized gain or loss.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


    Premiums paid on purchased floor or cap agreements and the premium received on issued floor or cap agreements (used for risk management) are adjusted into the basis of the applicable asset and amortized over the asset life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset life. Net payments are recognized as an adjustment to income or basis adjusted and amortized depending on the specific hedge strategy.


    Forward exchange contracts and foreign currency swaps are accounted for in accordance with SFAS No. 52.



(J) RELATED PARTY TRANSACTIONS


    Transactions of the Company with HLA and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees and payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by Hartford Fire Insurance Company, an indirect subsidiary of The Hartford ("Hartford Fire"). Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on the type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses allocated to the Company by Hartford Fire were $40, $45 and $41 in 1996, 1995 and 1994, respectively. Management of the Company believes that the methods used are reasonable. In addition, the Company was charged its share of costs allocated to The Hartford by ITT prior to the ITT Spin-off, which were immaterial in 1995 and 1994. The Company had a receivable from The Hartford of $1 and a payable to The Hartford of $2 at December 31, 1996 and 1995, respectively.



    In 1996, the Company ceded approximately $33.3 billion of group life insurance in force and $318 million of disability premium to HLA and assumed $8.5 billion of individual life insurance in force from HLA.


    On June 30, 1995, the ownership of ITT Lyndon Insurance Company was transferred to the Company via a capital contribution of $181 million, representing the net assets of the company. Also, in 1996, the Company received a capital contribution of $37.5 million from its parent HLA.


(K) DIVIDENDS TO POLICYHOLDERS



    Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings of the life insurance subsidiaries of the Company. The participating insurance in force accounted for 44%, 41%, and 43% in 1996, 1995, and 1994, respectively, of total life insurance in force.



---------------------------------------------------

 3. INVESTMENTS


(A) COMPONENTS OF NET INVESTMENT INCOME



                                     YEAR ENDED DECEMBER 31,
                                 -------------------------------
                                   1996       1995       1994
                                 ---------  ---------  ---------
Interest income................  $   1,452  $   1,338  $   1,247
(Losses) income from other
 investments...................        (42)         1         54
                                 ---------  ---------  ---------
Gross investment income........      1,410      1,339      1,301
Less: Investment expenses......         13         11          9
                                 ---------  ---------  ---------
Net investment income..........  $   1,397  $   1,328  $   1,292
                                 ---------  ---------  ---------
                                 ---------  ---------  ---------



(B) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)



                                     YEAR ENDED DECEMBER 31,
                                 -------------------------------
                                   1996       1995       1994
                                 ---------  ---------  ---------
Fixed maturities...............  $    (201) $      23  $     (34)
Equity securities..............          2         (6)       (11)
Real estate and other..........         (4)       (25)        47
Less: (Increase) decrease in
 liability to policyholders for
 realized capital gains
 (losses)......................        (10)        (3)         5
                                 ---------  ---------  ---------
Net realized capital (losses)
 gains.........................  $    (213) $     (11) $       7
                                 ---------  ---------  ---------
                                 ---------  ---------  ---------



(C) NET UNREALIZED CAPITAL GAINS (LOSSES) ON EQUITY SECURITIES



                                         YEAR ENDED DECEMBER 31,
                                   -----------------------------------
                                      1996         1995        1994
                                      -----        -----     ---------
Gross unrealized gains...........   $      13    $       4   $       2
Gross unrealized losses..........          (1)          (2)        (11)
                                          ---          ---   ---------
Net unrealized capital gains
 (losses)........................          12            2          (9)
Deferred income tax liability
 (asset).........................           4            1          (3)
                                          ---          ---   ---------
Net unrealized capital gains
 (losses), after tax.............           8            1          (6)
Balance beginning of year........           1           (6)         (5)
                                          ---          ---   ---------
Change in net unrealized capital
 gains (losses) on investments...   $       7    $       7   $      (1)
                                          ---          ---   ---------
                                          ---          ---   ---------

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


(D) NET UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES


                                                                                                             YEAR ENDED DECEMBER
                                                                                                                     31,
                                                                                                             --------------------
                                                                                                               1996       1995
                                                                                                             ---------  ---------
Gross unrealized gains.....................................................................................  $     386  $     529
Gross unrealized losses....................................................................................       (341)      (569)
Unrealized (gains) losses credited to policyholders........................................................        (11)       (52)
                                                                                                             ---------  ---------
Net unrealized capital gains (losses)......................................................................         34        (92)
Deferred income tax liability (asset)......................................................................         12        (34)
                                                                                                             ---------  ---------
Net unrealized capital gains (losses), after tax...........................................................         22        (58)
Balance beginning of year..................................................................................        (58)      (648)
                                                                                                             ---------  ---------
Change in net unrealized capital gains (losses) on investments.............................................  $      80  $     590
                                                                                                             ---------  ---------
                                                                                                             ---------  ---------


                                                                                                               1994
                                                                                                             ---------
Gross unrealized gains.....................................................................................  $     150
Gross unrealized losses....................................................................................     (1,185)
Unrealized (gains) losses credited to policyholders........................................................         37
                                                                                                             ---------
Net unrealized capital gains (losses)......................................................................       (998)
Deferred income tax liability (asset)......................................................................       (350)
                                                                                                             ---------
Net unrealized capital gains (losses), after tax...........................................................       (648)
Balance beginning of year..................................................................................        161
                                                                                                             ---------
Change in net unrealized capital gains (losses) on investments.............................................  $    (809)
                                                                                                             ---------
                                                                                                             ---------



(E) COMPONENTS OF FIXED MATURITIES INVESTMENTS


                                                                                                     AS OF DECEMBER 31, 1996
                                                                                                ---------------------------------
                                                                                                               GROSS UNREALIZED
                                                                                                 AMORTIZED   --------------------
                                                                                                   COST        GAINS     LOSSES
                                                                                                -----------  ---------  ---------
U.S. government and government agencies and authorities (guaranteed and sponsored)............   $     166   $      12  $      (3)
U.S. government and government agencies and authorities (guaranteed and
 sponsored)--asset-backed.....................................................................       1,970         161       (128)
States, municipalities and political subdivisions.............................................         373           6        (11)
International governments.....................................................................         281          12         (4)
Public utilities..............................................................................         877          12         (8)
All other corporate including international...................................................       4,656         120       (107)
All other corporate--asset-backed.............................................................       3,601          49        (59)
Short-term investments........................................................................       1,655          14        (21)
                                                                                                -----------  ---------  ---------
    Total fixed maturities....................................................................   $  13,579   $     386  $    (341)
                                                                                                -----------  ---------  ---------
                                                                                                -----------  ---------  ---------


                                                                                                     AS OF DECEMBER 31, 1995
                                                                                                ---------------------------------
                                                                                                               GROSS UNREALIZED
                                                                                                 AMORTIZED   --------------------
                                                                                                   COST        GAINS     LOSSES
                                                                                                -----------  ---------  ---------
U.S. government and government agencies and authorities (guaranteed and sponsored)............   $     502   $       4  $      (9)
U.S. government and government agencies and authorities (guaranteed and
 sponsored)--asset-backed.....................................................................       3,568         210       (387)
States, municipalities and political subdivisions.............................................         201           4         (3)
International governments.....................................................................         291          19         (4)
Public utilities..............................................................................         949          29         (2)
All other corporate including international...................................................       3,065          76        (55)
All other corporate--asset-backed.............................................................       5,056         187       (109)
Short-term investments........................................................................         808          --         --
                                                                                                -----------  ---------  ---------
    Total fixed maturities....................................................................   $  14,440   $     529  $    (569)
                                                                                                -----------  ---------  ---------
                                                                                                -----------  ---------  ---------


                                                                                                  FAIR
                                                                                                  VALUE
                                                                                                ---------
U.S. government and government agencies and authorities (guaranteed and sponsored)............  $     175
U.S. government and government agencies and authorities (guaranteed and
 sponsored)--asset-backed.....................................................................      2,003
States, municipalities and political subdivisions.............................................        368
International governments.....................................................................        289
Public utilities..............................................................................        881
All other corporate including international...................................................      4,669
All other corporate--asset-backed.............................................................      3,591
Short-term investments........................................................................      1,648
                                                                                                ---------
    Total fixed maturities....................................................................  $  13,624
                                                                                                ---------
                                                                                                ---------

                                                                                                  FAIR
                                                                                                  VALUE
                                                                                                ---------
U.S. government and government agencies and authorities (guaranteed and sponsored)............  $     497
U.S. government and government agencies and authorities (guaranteed and
 sponsored)--asset-backed.....................................................................      3,391
States, municipalities and political subdivisions.............................................        202
International governments.....................................................................        306
Public utilities..............................................................................        976
All other corporate including international...................................................      3,086
All other corporate--asset-backed.............................................................      5,134
Short-term investments........................................................................        808
                                                                                                ---------
    Total fixed maturities....................................................................  $  14,400
                                                                                                ---------
                                                                                                ---------

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


    The amortized cost and fair value of fixed maturities at December 31, 1996, by maturity, are shown below. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of such securities. These estimates are developed using prepayment speeds reported in broker consensus data and can be expected to vary from actual experience. Expected maturities differ from contractual maturities due to call or prepayment provisions.



         MATURITY           AMORTIZED COST  FAIR VALUE
--------------------------  --------------  -----------
One year or less..........    $    2,632     $   2,642
Over one year through five
 years....................         5,871         5,928
Over five years through
 ten years................         3,320         3,311
Over ten years............         1,756         1,743
                                 -------    -----------
    Total.................    $   13,579     $  13,624
                                 -------    -----------
                                 -------    -----------



    Sales of fixed maturities excluding short-term fixed maturities for the years ended December 31, 1996, 1995 and 1994 resulted in proceeds of $3,459, $4,848 and $5,708, respectively, resulting in gross realized capital gains of $87, $91 and $71, respectively, and gross realized capital losses (including investment writedowns) of $298, $72 and $100, respectively, not including policyholder gains and losses. Sales of equity securities for the years ended December 31, 1996, 1995 and 1994 resulted in proceeds of $74, $64 and $159, respectively, resulting in gross realized capital gains of $2, $28 and $3, respectively, and gross realized capital losses of $0, $59 and $14, respectively, not including policyholder gains and losses.



(F) CONCENTRATION OF CREDIT RISK



    As of December 31, 1996, the Company had a reinsurance recoverable of $3.8 billion from Mutual Benefit Life Assurance Corporation ("Mutual Benefit"), supported by assets in a security trust of $3.8 billion (including policy loans of $3.3 billion). The risk of Mutual Benefit becoming insolvent is mitigated by the reinsurance agreement's requirement that the assets be kept in a security trust with the Company as sole beneficiary. Excluding investments in U.S. government and agencies, the Company has no other significant concentrations of credit risk in fixed maturities.



(G) DERIVATIVE INVESTMENTS



    Derivatives play an important role in facilitating the management of interest rate risk, creating opportunities to fund product obligations hedging against indexation risks that affect the value of certain liabilities and adjusting broad investment risk characteristics when dictated by significant changes in market risks. As an end user of derivatives, the Company uses a variety of derivative financial instruments, including swaps, caps, floors, forwards and exchange traded financial futures and options in order to hedge exposure to price, foreign currency and/or interest rate risk on anticipated investment purchases or existing assets and liabilities. The notional amounts of derivative contracts represent the basis upon which pay and receive amounts are calculated and are not reflective of credit risk for derivative contracts. Credit risk for derivative contracts is limited to the amounts calculated to be due to the Company on such contracts. The Company believes it maintains prudent policies regarding the financial stability and credit standing of its major counterparties and typically requires credit enhancement provisions to further limit its credit risk. Many of these derivative contracts are bilateral agreements that are not assignable without the consent of the relevant counterparty. Notional amounts pertaining to derivative financial instruments totaled $9.9 billion and $8.8 billion at December 31, 1996 and 1995, respectively ($7.4 billion and $7.1 billion related to life insurance investments and $2.5 billion and $1.7 billion related to life insurance liabilities at December 31, 1996 and 1995, respectively).

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


    The following table summarizes the Company's derivatives, segregated by major categories, as of December 31, 1996 and 1995:


                                                                             AMOUNTS HEDGED (NOTIONAL AMOUNTS) (EXCLUDING
                                                                                          LIABILITY HEDGES)
                                                                          --------------------------------------------------
                                                                                                   PURCHASED
                                                                            TOTAL    ISSUED CAPS   OPTIONS,
                                                                          CARRYING        &         CAPS &
1996                                                                        VALUE     FLOORS(C)    FLOORS(D)    FUTURES(E)
------------------------------------------------------------------------  ---------  -----------  -----------  -------------
Asset-backed securities (excluding inverse floaters and anticipatory)...  $   5,242   $     500    $   2,454     $      --
Inverse floaters(a).....................................................        352          98          856            --
Anticipatory(g).........................................................         --          --           --           132
Other bonds and notes...................................................      7,369         425          440             5
Short-term investments..................................................        661          --           --            --
                                                                          ---------  -----------  -----------        -----
    Total fixed maturities..............................................     13,624       1,023        3,750           137
Equity securities, policy loans and other investments...................      4,011          --           --            --
                                                                          ---------  -----------  -----------        -----
    Total investments...................................................  $  17,635   $   1,023    $   3,750     $     137
                                                                          ---------  -----------  -----------        -----
                                                                          ---------  -----------  -----------        -----
    Total derivatives-fair value(b).....................................              $     (10)   $      35     $      --
                                                                                     -----------  -----------        -----
                                                                                     -----------  -----------        -----


                                                                             AMOUNTS HEDGED (NOTIONAL AMOUNTS) (EXCLUDING
                                                                                          LIABILITY HEDGES)
                                                                          --------------------------------------------------
                                                                                                   PURCHASED
                                                                            TOTAL    ISSUED CAPS   OPTIONS,
                                                                          CARRYING        &         CAPS &
1995                                                                        VALUE     FLOORS(C)    FLOORS(D)    FUTURES(E)
------------------------------------------------------------------------  ---------  -----------  -----------  -------------
Asset-backed securities (excluding inverse floaters and anticipatory)...  $   5,764   $     118    $   3,133     $     322
Inverse floaters(a).....................................................        711         560          354             6
Anticipatory(g).........................................................         --          --           --           213
Other bonds and notes...................................................      7,118          33           66           322
Short-term investments..................................................        807          --           --            --
                                                                          ---------  -----------  -----------        -----
    Total fixed maturities..............................................     14,400         711        3,553           863
Equity securities, policy loans and other investments...................      3,865          --           --            --
                                                                          ---------  -----------  -----------        -----
    Total investments...................................................  $  18,265   $     711    $   3,553     $     863
                                                                          ---------  -----------  -----------        -----
                                                                          ---------  -----------  -----------        -----
    Total derivatives-fair value(b).....................................              $     (32)   $      46     $      --
                                                                                     -----------  -----------        -----
                                                                                     -----------  -----------        -----


                                                                           INTEREST      FOREIGN       TOTAL
                                                                             RATE       CURRENCY     NOTIONAL
1996                                                                       SWAPS(H)     SWAPS(F)      AMOUNT
------------------------------------------------------------------------  -----------  -----------  -----------
Asset-backed securities (excluding inverse floaters and anticipatory)...   $     941    $      --    $   3,895
Inverse floaters(a).....................................................         346           --        1,300
Anticipatory(g).........................................................          --           --          132
Other bonds and notes...................................................       1,079          125        2,074
Short-term investments..................................................          --           --           --
                                                                          -----------       -----   -----------
    Total fixed maturities..............................................       2,366          125        7,401
Equity securities, policy loans and other investments...................          19           --           19
                                                                          -----------       -----   -----------
    Total investments...................................................   $   2,385    $     125    $   7,420
                                                                          -----------       -----   -----------
                                                                          -----------       -----   -----------
    Total derivatives-fair value(b).....................................   $     (25)   $      (9)   $      (9)
                                                                          -----------       -----   -----------
                                                                          -----------       -----   -----------

                                                                           INTEREST      FOREIGN       TOTAL
                                                                             RATE       CURRENCY     NOTIONAL
1995                                                                       SWAPS(H)     SWAPS(F)      AMOUNT
------------------------------------------------------------------------  -----------  -----------  -----------
Asset-backed securities (excluding inverse floaters and anticipatory)...   $     290    $      --    $   3,863
Inverse floaters(a).....................................................         681           --        1,601
Anticipatory(g).........................................................          25           --          238
Other bonds and notes...................................................         757          187        1,365
Short-term investments..................................................          --           --           --
                                                                          -----------       -----   -----------
    Total fixed maturities..............................................       1,753          187        7,067
Equity securities, policy loans and other investments...................          18           --           18
                                                                          -----------       -----   -----------
    Total investments...................................................   $   1,771    $     187    $   7,085
                                                                          -----------       -----   -----------
                                                                          -----------       -----   -----------
    Total derivatives-fair value(b).....................................   $    (108)   $     (24)   $    (118)
                                                                          -----------       -----   -----------
                                                                          -----------       -----   -----------


------------------------

(a) Inverse floaters are variations of collateralized mortgage obligations ("CMOs") for which the coupon rates move inversely with an index rate such as LIBOR. The risk to principal is considered negligible as the underlying collateral for the securities is guaranteed or sponsored by government agencies. To address the volatility risk created by the coupon variability, the Company uses a variety of derivative instruments, primarily interest rate swaps and purchased caps and floors.


(b) The fair value of derivative instruments including swaps, caps, floors, futures, options and forward commitments, was determined using a pricing model which is validated through quarterly comparison to dealer quoted market prices, for 1996 and dealer quoted prices for 1995.


(c) The 1996 data includes issued caps of $433 with a weighted average strike rate of 8.21% (ranging from 7.0% to 9.5%) and over 93% maturing in 2000 through 2005. In addition, issued floors totaled $590, had a weighted average strike rate of 5.17% (ranging from 5.00% to 7.85%) with all of them maturing by the end of 2005. The 1995 data includes issued caps of $475 with a weighted average strike rate of 8.5% (ranging from 7.0% to 10.4%) and over 85% maturing in 2000 through 2004. In addition, issued floors totaled $236, had a weighted average strike rate of 8.1% (ranging from 5.3% to 10.9%) and mature through 2007, with 76% maturing by 2004.


(d) The 1996 data includes purchased floors of $2.4 billion and purchased caps of $1.3 billion. The floors had a weighted average strike rate of 5.84% (ranging from 3.70% to 7.85%) and over 87% mature in 1997 through 1999. The options mature in 1997. The caps had a weighted average strike rate of 7.59% (ranging from 4.40% to 10.125%) and over 76% mature in 1997 through 2001. The 1995 data includes purchased floors of $1.8 billion and purchased caps of $1.7 billion. The floors had a weighted average strike price of 5.8% (ranging from 3.7% to 6.8%) and over 85% mature in 1997 through 1999. The caps had a weighted average strike price of 7.5% (ranging from 4.5% and 10.1%) and over 82% mature in 1997 through 1999.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


(e) As of December 31, 1996 and 1995, over 39% and 95%, respectively, of the notional futures contracts, expire within one year.


(f) As of December 31, 1996 and 1995, over 42% and 25%, respectively, of the Company's foreign currency swaps, expire within one year; the balance mature over the succeeding 4 to 5 years.


(g) Deferred gains and losses on anticipatory transactions are included in the carrying value of bond investments in the Consolidated Balance Sheets. At the time of the ultimate purchase, they are reflected as a basis adjustment to the purchased asset. At December 31, 1996, the Company had $1 million in net deferred gains for futures, interest rate swaps and purchased options. The Company expects to basis adjust $1 million of the deferred gains in 1997. At December 31, 1995, the Company had $5.3 million in net deferred gains for futures, interest rate swaps and purchased options.


(h) The following table summarizes the maturities by notional value of interest rate swaps outstanding at December 31, 1996 and 1995, and the related weighted average interest pay rate or receive rate. The variable rates represent spot rates (primarily 90 day LIBOR), as of December 31, 1996 and 1995. Such variable rates have been calculated assuming that the spot rates remain unchanged throughout the life of the interest rate swaps.


1996                                                             1997         1998         1999         2000         2001
------------------------------------------------------------  -----------  -----------  -----------  -----------  -----------
  PAY FIXED/RECEIVE VARIABLE
    Notional Value                                                   $--         $50          $125          $35         $125
    Weighted Average Pay Rate                                         --          5.7 %        5.9 %        5.5 %        5.5%
    Weighted Average Receive Rate                                     --          3.2 %         --          6.5 %        6.4%
  PAY VARIABLE/RECEIVE FIXED
    Notional Value                                                   $86          $25         $486          $74         $582
    Weighted Average Pay Rate                                        7.5 %         --          6.4 %        6.7 %        7.0%
    Weighted Average Receive Rate                                    5.6 %         --          5.6 %        5.7 %        6.2%
  PAY VARIABLE/RECEIVE DIFFERENT VARIABLE
    Notional Value                                                   $19          $15          $--         $200          $--
    Weighted Average Pay Rate                                        5.9 %        5.7 %         --          6.4 %         --
    Weighted Average Receive Rate                                    3.7 %        5.5 %         --          5.0 %         --
    Total Interest Rate Swaps                                       $105          $90         $611         $309         $707
    Total Weighted Average Pay Rate                                  7.2 %        5.7 %        6.3 %        6.4 %        6.7%
    Total Weighted Average Receive Rate                              5.2 %        3.8 %        4.3 %        5.4 %        6.3%


1995                                                             1996         1997         1998         1999         2000
------------------------------------------------------------  -----------  -----------  -----------  -----------  -----------
  PAY FIXED/RECEIVE VARIABLE
    Notional Value                                                  $15           $50          $--         $453          $31
    Weighted Average Pay Rate                                        5.0 %        7.2 %         --          8.1 %        7.1%
    Weighted Average Receive Rate                                    5.8 %        5.9 %         --          5.8 %        5.7%
  PAY VARIABLE/RECEIVE FIXED
    Notional Value                                                  $100          $68          $25          $25          $35
    Weighted Average Pay Rate                                        5.9 %        8.6 %        5.9 %         --          5.9%
    Weighted Average Receive Rate                                    2.4 %        7.9 %        4.0 %         --          6.5%
  PAY VARIABLE/RECEIVE DIFFERENT VARIABLE
    Notional Value                                                   $50          $18          $36          $12         $200
    Weighted Average Pay Rate                                        5.8 %         --          3.7 %        3.5 %        4.5%
    Weighted Average Receive Rate                                    5.4 %         --          5.6 %        5.2 %        6.8%
    Total Interest Rate Swaps                                       $165         $136          $61         $490         $266
    Total Weighted Average Pay Rate                                  5.8 %        7.8 %        4.6 %        7.6 %        5.0%
    Total Weighted Average Receive Rate                              3.6 %        7.2 %        4.9 %        5.4 %        6.6%

                                                                                            LATEST
1996                                                           THEREAFTER       TOTAL      MATURITY
------------------------------------------------------------  -------------  -----------  -----------
  PAY FIXED/RECEIVE VARIABLE
    Notional Value                                                   $170          $505         2003
    Weighted Average Pay Rate                                         5.7  %        5.7 %
    Weighted Average Receive Rate                                     6.9  %        4.7 %
  PAY VARIABLE/RECEIVE FIXED
    Notional Value                                                   $349        $1,602         2007
    Weighted Average Pay Rate                                         6.9  %        6.8 %
    Weighted Average Receive Rate                                     5.9  %        5.9 %
  PAY VARIABLE/RECEIVE DIFFERENT VARIABLE
    Notional Value                                                    $44          $278         2003
    Weighted Average Pay Rate                                        12.9  %        7.4 %
    Weighted Average Receive Rate                                     6.4  %        5.2 %
    Total Interest Rate Swaps                                        $563        $2,385         2007
    Total Weighted Average Pay Rate                                   7.0  %        6.6 %
    Total Weighted Average Receive Rate                               6.3  %        5.5 %
                                                                                            LATEST
1995                                                           THEREAFTER       TOTAL      MATURITY
------------------------------------------------------------  -------------  -----------  -----------
  PAY FIXED/RECEIVE VARIABLE
    Notional Value                                                   $229          $778         2004
    Weighted Average Pay Rate                                         7.8  %        7.8 %
    Weighted Average Receive Rate                                     5.9  %        5.9 %
  PAY VARIABLE/RECEIVE FIXED
    Notional Value                                                   $190          $443         2007
    Weighted Average Pay Rate                                         5.4  %        5.4 %
    Weighted Average Receive Rate                                     6.9  %        6.9 %
  PAY VARIABLE/RECEIVE DIFFERENT VARIABLE
    Notional Value                                                   $234          $550         2004
    Weighted Average Pay Rate                                        16.3  %        5.7 %
    Weighted Average Receive Rate                                     5.9  %        6.4 %
    Total Interest Rate Swaps                                        $653        $1,771         2007
    Total Weighted Average Pay Rate                                   7.3  %        6.9 %
    Total Weighted Average Receive Rate                               6.3  %        5.8 %



    In addition, interest rate sensitivity related to certain Company insurance liabilities was altered primarily through interest rate swap agreements. The notional amount of the liability agreements in which the Company generally pays one variable rate in exchange for another was $2.4 billion and $1.7 billion at December 31, 1996 and 1995, respectively. As of December 31, 1996, the weighted average pay rate was 5.6% and the weighted average receive rate was 6.5%. These agreements mature at various times through 2001.

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


    A reconciliation between notional amounts at December 31, 1995 and 1996 by derivative type and strategy is as follows:


                                                                                        BY DERIVATIVE TYPE
                                                                           ---------------------------------------------
                                                                               12/31/95                     MATURITIES/
                                                                            NOTIONAL AMOUNT    ADDITIONS   TERMINATIONS
                                                                           -----------------  -----------  -------------
Caps.....................................................................      $   2,184       $   1,286     $   1,715
Floors...................................................................          2,180           2,053         1,065
Options..................................................................             --              10            --
Swaps/Forwards...........................................................          3,566           3,989         2,694
Futures..................................................................            863           2,092         2,818
                                                                                  ------      -----------       ------
    Total................................................................      $   8,793       $   9,430     $   8,292
                                                                                  ------      -----------       ------
                                                                                  ------      -----------       ------


                                                                                            BY STRATEGY
                                                                           ---------------------------------------------
                                                                               12/31/95                     MATURITIES/
                                                                            NOTIONAL AMOUNT    ADDITIONS   TERMINATIONS
                                                                           -----------------  -----------  -------------
Liability................................................................      $   1,708       $   1,940     $   1,137
Anticipatory.............................................................            238             516           622
Asset....................................................................          2,984           1,265         2,137
Portfolio................................................................          3,863           5,709         4,396
                                                                                  ------      -----------       ------
    Total................................................................      $   8,793       $   9,430     $   8,292
                                                                                  ------      -----------       ------
                                                                                  ------      -----------       ------


                                                                               12/31/96
                                                                            NOTIONAL AMOUNT
                                                                           -----------------
Caps.....................................................................      $   1,755
Floors...................................................................          3,168
Options..................................................................             10
Swaps/Forwards...........................................................          4,861
Futures..................................................................            137
                                                                                  ------
    Total................................................................      $   9,931
                                                                                  ------
                                                                                  ------

                                                                               12/31/96
                                                                            NOTIONAL AMOUNT
                                                                           -----------------
Liability................................................................      $   2,511
Anticipatory.............................................................            132
Asset....................................................................          2,112
Portfolio................................................................          5,176
                                                                                  ------
    Total................................................................      $   9,931
                                                                                  ------
                                                                                  ------



(H) FAIR VALUE OF FINANCIAL INSTRUMENTS



                                                                                  AS OF DECEMBER 31,    AS OF DECEMBER 31,
                                                                                         1996                  1995
                                                                                 --------------------  --------------------
                                                                                 CARRYING     FAIR     CARRYING     FAIR
                                                                                  AMOUNT      VALUE     AMOUNT      VALUE
                                                                                 ---------  ---------  ---------  ---------
ASSETS
  Fixed maturities.............................................................  $  13,624  $  13,624  $  14,400  $  14,400
  Equity securities............................................................        119        119         63         63
  Policy loans.................................................................      3,836      3,836      3,381      3,381
  Mortgage loans...............................................................          2          2        265        265
  Investments in partnerships and trust........................................         48         48         94         97
  Other........................................................................          6         56         62         62
LIABILITIES
  Other policy benefits........................................................  $  11,707  $  11,469  $  12,727  $  12,767



    The following methods and assumptions were used to estimate the fair value of each class of financial instrument: fair value for fixed maturities and equity securities approximate those quotations published by applicable stock exchanges or received from other reliable sources; policy and mortgage loan carrying amounts approximate fair value; investments in partnerships and trusts are based on external market valuations from partnership and trust managements; fair value of derivative instruments, including swaps, caps, floors, futures, and forward commitments, is determined by using a pricing model which is validated through quarterly comparison to dealer quoted market prices; and other policy benefits payable for investment type contracts are determined by estimating future cash flows discounted at the year end market rate.



---------------------------------------------------

 4. INCOME TAX


    Hartford Life and The Hartford have entered into a tax sharing agreement under which each member, including the Company, in the consolidated U.S. federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by Hartford Life for the Company, subject to certain adjustments, generally will be determined as though the Company were to file separate federal, state and local income tax returns.



    As long as The Hartford continues to beneficially own, directly or indirectly, at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of Hartford Life, the Company will be included for federal income tax purposes in the consolidated group of which The Hartford is the common parent. It is the current intention of The Hartford and its subsidiaries to continue to file a consolidated federal income tax return. The Company will continue to remit to (receive from) The Hartford a current income tax provision (benefit) computed in accordance with such tax sharing agreement. The Company's effective tax rate was 35%, 32% and 32% in 1996, 1995 and 1994, respectively.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


    Income tax expense was as follows:



                                        FOR THE YEARS ENDED DECEMBER
                                                     31,
                                       -------------------------------
                                         1996       1995       1994
                                       ---------  ---------  ---------
 Current.............................  $     122  $     211  $     185
  Deferred...........................       (102)      (149)      (120)
                                       ---------  ---------  ---------
    Total............................  $      20  $      62  $      65
                                       ---------  ---------  ---------
                                       ---------  ---------  ---------



    A reconciliation of the tax provision at the U.S. federal statutory rate to the provision for income taxes was as follows:



                                        FOR THE YEARS ENDED DECEMBER
                                                     31,
                                       -------------------------------
                                         1996       1995       1994
                                       ---------  ---------  ---------
 Tax provision at U.S. statutory
  rate...............................  $      20  $      67  $      71
  Tax-exempt income..................         --         (3)        (3)
  Foreign tax credit.................         --         (4)        (1)
  Other..............................         --          2         (2)
                                       ---------  ---------  ---------
    Total............................  $      20  $      62  $      65
                                       ---------  ---------  ---------
                                       ---------  ---------  ---------



    Income taxes paid were $189, $162 and $244 in 1996, 1995 and 1994, respectively. The current tax refund due from The Hartford to the Company was $72 and $8 as of December 31, 1996 and 1995, respectively.



    Deferred tax assets (liabilities) included the following:



                                                       AS OF
                                                    DECEMBER 31,
                                                --------------------
                                                  1996       1995
                                                ---------  ---------
Tax return deferred acquisition costs.........  $     514  $     410
Financial statement deferred acquisition costs
 and reserves.................................       (242)       138
Employee benefits.............................          8          8
Unrealized (gain) loss on investments.........        (16)        32
Investments and other.........................        210       (168)
                                                ---------  ---------
    Total.....................................  $     474  $     420
                                                ---------  ---------
                                                ---------  ---------



    Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In such circumstances, the deferred income was accumulated in a "Policyholders' Surplus Account" and will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided on this deferred income. The balance for tax return purposes of the Policyholders' Surplus Account as of December 31, 1996 was $37.



---------------------------------------------------

 5. REINSURANCE


    The Company cedes insurance to non-affiliated insurers in order to limit its maximum loss. Such transfer does not relieve the Company of its primary liability. The Company also assumes insurance from other insurers.



    Life insurance net retained premiums were comprised of the following:



                                         YEAR ENDED DECEMBER 31,
                                     -------------------------------
                                       1996       1995       1994
                                     ---------  ---------  ---------
Gross premiums.....................  $   1,834  $   1,545  $   1,316
Insurance assumed..................        173        591        299
Insurance ceded....................       (302)      (649)      (515)
                                     ---------  ---------  ---------
    Total..........................  $   1,705  $   1,487  $   1,100
                                     ---------  ---------  ---------
                                     ---------  ---------  ---------



    Life reinsurance recoveries, which reduced death and other benefits, for the years ended December 31, 1996, 1995 and 1994 approximated $140, $220 and $164, respectively.



    In December 1994, the Company ceded to a third party $1.0 billion in individual fixed and variable annuities on a modified coinsurance basis. In December 1995, the Company ceded approximately $1.2 billion in individual variable annuities on a modified coinsurance basis to a third party. These transactions did not have a material impact on consolidated net income.



    In May 1994, the Company assumed the life insurance policies and the individual annuities of Pacific Standard with reserves and account values of approximately $434 million. The Company received cash and investment grade assets to support the life insurance and individual annuity contract obligations assumed.



---------------------------------------------------

 6.PENSION PLANS AND OTHER POSTRETIREMENT
   BENEFITS


    The Company's employees are included in Hartford Fire's noncontributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Company's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for Federal income tax purposes. Generally, pension costs are funded through the purchase of the Company's group pension contracts. The cost to the Company was approximately $5, $2 and $2 in 1996, 1995 and 1994, respectively.



    The Company also provides, through Hartford Fire, certain health care and life insurance benefits for eligible retired employees. A substantial portion of the Company's employees may become eligible for these benefits upon retirement. The Company's contribution for health care benefits will depend on the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap which limits average Company contributions. The Company has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis.

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


Postretirement health care and life insurance benefits expense, allocated by The Hartford, was immaterial for 1996, 1995 and 1994, respectively.



    The assumed rate of future increases in the per capita cost of health care (the health care trend rate) was 9.3% for 1996, decreasing ratably to 6.0% in the year 2001. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of the covered employees.



---------------------------------------------------

 7. BUSINESS SEGMENT INFORMATION


    The Company sells financial products such as fixed and variable annuities, retirement plan services, and life insurance on both an individual and a group basis. The Company divides its core businesses into three segments: Investment Products, Individual Life Insurance and Employee Benefits. In addition, the Company also maintains a corporate operation and also classifies certain of its business as Runoff operations. The Investment Products segment offers individual variable annuities and fixed market value adjusted annuities, deferred compensation and retirement plan services, mutual funds, investment management services and other financial products. The Individual Life Insurance segment sells a variety of individual life insurance products, including variable life, universal life, and interest-sensitive whole life policies. The Employee Benefits segment sells corporate owned life insurance. Through its corporate operation, the Company reports net investment income on assets representing surplus not assigned to any of its business segments and certain other revenues and expenses not specifically allocable to any of its business segments. The Company's Runoff operations are comprised of Closed Book GRC. With the exception of Closed Book GRC, net realized capital gains and losses are recognized in the period of realization but are allocated to the segments utilizing durations of the segment portfolios.


                                          YEAR ENDED DECEMBER 31,
                                      -------------------------------
                                        1996       1995       1994
                                      ---------  ---------  ---------
REVENUES
  Investment Products...............  $   1,013  $     759  $     594
  Individual Life Insurance.........        440        383        375
  Employee Benefits.................      1,366      1,273        919
  Corporate Operations..............         81         52         30
  Runoff Operations.................        (11)       337        481
                                      ---------  ---------  ---------
    Total Revenues..................  $   2,889  $   2,804  $   2,399
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------


                                          YEAR ENDED DECEMBER 31,
                                      -------------------------------
                                        1996       1995       1994
                                      ---------  ---------  ---------
INCOME BEFORE INCOME TAX EXPENSE
  Investment Products...............  $     230  $     172  $     127
  Individual Life Insurance.........         68         56         39
  Employee Benefits.................         43         37         27
  Corporate Operations..............         65         16          8
  Runoff Operations.................       (348)       (90)         2
                                      ---------  ---------  ---------
    Income Before Income Tax
     Expense........................  $      58  $     191  $     203
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

                                          YEAR ENDED DECEMBER 31,
                                      -------------------------------
                                        1996       1995       1994
                                      ---------  ---------  ---------
ASSETS
  Investment Products...............  $  53,743  $  40,624  $  29,115
  Individual Life Insurance.........      3,753      3,173      2,808
  Employee Benefits.................     14,515     13,494      7,847
  Corporate Operations..............      1,891      1,729        822
  Runoff Operations.................      3,667      5,177      7,257
                                      ---------  ---------  ---------
    Total Assets....................  $  77,569  $  64,197  $  47,849
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------



---------------------------------------------------

 8. STATUTORY NET INCOME AND SURPLUS


    A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 1997, without prior approval, is estimated to be $121 million. Statutory net income and surplus as of and for the years ended December 31 were:



                              1996       1995       1994
                            ---------  ---------  ---------
Statutory net income......  $     144  $     112  $      58
Statutory surplus.........  $   1,207  $   1,125  $     941



    The insurance subsidiaries of the Company prepare their statutory financial statements in accordance with accounting practices prescribed by the State of Connecticut Insurance Department. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations, and general administrative rules.



---------------------------------------------------

 9. SEPARATE ACCOUNTS


    The Company maintained separate account assets and liabilities totaling $49.7 billion and $36.3 billion at December 31, 1996 and 1995, respectively, which are reported at fair value. Separate account assets are segregated from other investments, and investment income and gains and losses accrue directly to the policyholder. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts totaling $39.4 billion and $25.9 billion at December 31, 1996 and 1995, respectively, wherein the policyholder assumes the investment risk, and

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


guaranteed separate account assets totaling $10.3 billion at December 31, 1996 and 1995, wherein the Company contractually guarantees either a minimum return or account value to the policyholder. Included in the non-guaranteed category are policy loans totaling $2.0 billion and $1.7 billion at December 31, 1996 and 1995, respectively. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income. Separate account management fees, net of minimum guarantees, were $538, $387 and $256 in 1996, 1995 and 1994, respectively.



    The guaranteed separate accounts include modified guaranteed individual annuity and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.53% at December 31, 1996. The assets that support these liabilities were comprised of $10.2 billion in fixed maturities at December 31, 1996. The portfolios are segregated from other investments and are managed so as to minimize liquidity and interest rate risk. To minimize the risk of disintermediation associated with early withdrawals, individual annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $0.1 billion in carrying value and $2.4 billion in notional amounts at December 31, 1996.



---------------------------------------------------

 10. COMMITMENTS AND CONTINGENCIES


    Under insurance guaranty fund laws existing in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. A large part of the assessments paid by the Company's insurance subsidiaries pursuant to these laws may be used as credits for a portion of the Company's insurance subsidiaries' premium taxes. The Company paid guaranty fund assessments of approximately $11, $10 and $8 in 1996, 1995 and 1994, respectively, of which $5, $6 and $4 were estimated to be creditable against premium taxes.



    The Company is a defendant in various lawsuits arising in the ordinary course of business. In the opinion of management, the resolution of these matters is not expected to have a material adverse effect on the Company's business, financial position, or results of operations.



    The rent paid to Hartford Fire for the space occupied by the Company was $3 in 1996, 1995, and 1994. The Company expects to pay annual rent of $7 in 1997, 1998, and 1999, respectively, $12 in 2000 and 2001, and $96 thereafter, over the remaining term of the sublease, which expires on December 31, 2009. Rental expense is recognized on a level basis over the term of the sublease and amounted to approximately $8 in 1996, 1995 and 1994.



---------------------------------------------------

 11. SUBSEQUENT EVENTS


    On February 10, 1997, Hartford Life filed a registration statement with the Securities and Exchange Commission relating to the U.S. and international offerings of shares of Class A common stock (the "Equity Offerings") representing up to 20% ownership of Hartford Life. After completion of the Equity Offerings, The Hartford would own all of the shares of Class B Common Stock (after reclassification of Hartford Life's common stock into Class B Common Stock prior to March 31, 1997). Hartford Life intends to use the estimated net proceeds of the Equity Offerings to make a capital contribution to its insurance subsidiaries, to reduce its third-party indebtedness and for other general corporate purposes.



    The Hartford has advised the Company that its current intent is to continue to beneficially own at least 80% of Hartford Life, but it is under no contractual obligation to do so, except for a limited period. Provided that The Hartford continues to beneficially own at least 80% of the combined voting power or the value of the outstanding capital stock of Hartford Life, Hartford Life will be included for federal income tax purposes in the controlled group of which The Hartford is the common parent. Each member of a controlled group is jointly and severally liable for pension funding and pension termination liabilities of each other member of the controlled group, as well as certain benefit plan taxes. Accordingly, the Company could be liable for pension funding, pension termination liabilities and certain other pension related excise taxes as well as other taxes of another member of The Hartford controlled group in the event any such liability is incurred, and not discharged, by such other member.



    In connection with the proposed Equity Offerings, Hartford Life plans to enter into formal agreements, including a master intercompany agreement, investment management agreements and a new tax sharing agreement, with The Hartford covering such matters as corporate services, approval of certain corporate activities, registration rights, owned and leased space, allocation of expenses, taxes and liabilities, investment advisory services, use of trademarks and certain other corporate matters. As part of the master intercompany agreement, Hartford Life would agree to remit to The Hartford 30% of any shared liabilities for which The Hartford is responsible in respect of the ITT Spin-off, 30% of any taxes which may be assessed to The

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


Hartford relating to the ITT Spin-off and will indemnify The Hartford for certain other tax liabilities. As of December 31, 1996 there was no known liability associated with the ITT Spin-off. Such agreements are meant to maintain the relationship between Hartford Life and The Hartford in a manner consistent in all material respects with past practice. As a result, management believes these agreements should not have a material impact on the results of operations of the Company.



    In addition, under insurance company holding laws, agreements between Hartford Life's insurance subsidiaries and The Hartford must be fair and reasonable and may be subject to the approval of applicable insurance commissioners. The agreements will be intended to maintain the relationship between Hartford Life and The Hartford in a manner generally consistent with past practices. However, none of these arrangements will result from arm's-length negotiations and, therefore, the prices charged to Hartford Life and its subsidiaries for services provided under these arrangements may be higher or lower than prices that may be charged by third parties.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
  SCHEDULE I -- SUMMARY OF INVESTMENTS (OTHER THAN INVESTMENTS IN AFFILIATES)
                            AS OF DECEMBER 31, 1996
                                 (IN MILLIONS)

                                                                                                               ESTIMATED
                                                                                                                 FAIR
TYPE OF INVESTMENT                                                                                   COST        VALUE
-------------------------------------------------------------------------------------------------  ---------  -----------
Fixed Maturities
Bonds and Notes
  U.S. Government and government agencies and authorities
   (guaranteed sponsored)........................................................................  $     166   $     175
  U.S. Government and government agencies and authorities
   (guaranteed sponsored)--asset-backed..........................................................      1,970       2,003
States, municipalities and political subdivisions................................................        373         368
International governments........................................................................        281         289
Public utilities.................................................................................        877         881
All other corporate including international......................................................      4,656       4,669
All other corporate--asset-backed................................................................      3,601       3,591
Short-term investments...........................................................................      1,655       1,648
                                                                                                   ---------  -----------
Total Fixed Maturities...........................................................................  $  13,579   $  13,624
Equity Securities
Common Stocks--industrial, miscellaneous, and all other..........................................        110         119
Total Fixed Maturities and Equity Securities.....................................................  $  13,689   $  13,743
Other Investments
Policy Loans.....................................................................................      3,836       3,836
Mortgage Loans...................................................................................          2           2
Investments in partnerships and trusts...........................................................         48          48
Futures, options, and miscellaneous..............................................................          6          56
Total Other Investments..........................................................................      3,892       3,942
                                                                                                   ---------  -----------
Total Investments................................................................................  $  17,581   $  17,685
                                                                                                   ---------  -----------
                                                                                                   ---------  -----------

                                                                                                     AMOUNT AT
                                                                                                    WHICH SHOWN
                                                                                                        ON
TYPE OF INVESTMENT                                                                                 BALANCE SHEET
-------------------------------------------------------------------------------------------------  -------------
Fixed Maturities
Bonds and Notes
  U.S. Government and government agencies and authorities
   (guaranteed sponsored)........................................................................   $       175
  U.S. Government and government agencies and authorities
   (guaranteed sponsored)--asset-backed..........................................................         2,003
States, municipalities and political subdivisions................................................           368
International governments........................................................................           289
Public utilities.................................................................................           881
All other corporate including international......................................................         4,669
All other corporate--asset-backed................................................................         3,591
Short-term investments...........................................................................         1,648
                                                                                                   -------------
Total Fixed Maturities...........................................................................   $    13,624
Equity Securities
Common Stocks--industrial, miscellaneous, and all other..........................................           119
Total Fixed Maturities and Equity Securities.....................................................   $    13,743
Other Investments
Policy Loans.....................................................................................         3,836
Mortgage Loans...................................................................................             2
Investments in partnerships and trusts...........................................................            48
Futures, options, and miscellaneous..............................................................             6
Total Other Investments..........................................................................         3,892
                                                                                                   -------------
Total Investments................................................................................   $    17,635
                                                                                                   -------------
                                                                                                   -------------



    Note: The fair values for short-term investments approximate cost.

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION
              FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994
                                 (IN MILLIONS)

                                                                                        FUTURE POLICY
                                                                                      BENEFITS, UNPAID     OTHER POLICY
                                                                                         CLAIMS AND         CLAIMS AND
                                                                   DEFERRED POLICY    CLAIM ADJUSTMENT       BENEFITS
SEGMENT                                                           ACQUISITION COSTS       EXPENSES            PAYABLE
----------------------------------------------------------------  -----------------  -------------------  ---------------
1996
Investment Products.............................................      $   2,030           $   1,554          $   6,599
Individual Life Insurance.......................................            730                 346              2,160
Employee Benefits...............................................             --                 381              9,834
Corporate Operations............................................             --                  --                 --
Runoff Operations...............................................             --                  --              3,541
                                                                         ------              ------            -------
Consolidated Operations.........................................      $   2,760           $   2,281          $  22,134
                                                                         ------              ------            -------
                                                                         ------              ------            -------

1995
Investment Products.............................................      $   1,561           $   1,314          $   6,204
Individual Life Insurance.......................................            615                 706              1,932
Employee Benefits...............................................             12                 325              9,285
Corporate Operations............................................             --                  --                 --
Runoff Operations...............................................             --                  28              5,177
                                                                         ------              ------            -------
Consolidated Operations.........................................      $   2,188           $   2,373          $  22,598
                                                                         ------              ------            -------
                                                                         ------              ------            -------

1994
Investment Products.............................................      $   1,244           $     895          $   4,617
Individual Life Insurance.......................................            565                 582              2,543
Employee Benefits...............................................             --                 369              6,911
Corporate Operations............................................             --                  --                 --
Runoff Operations...............................................             --                  44              7,257
                                                                         ------              ------            -------
Consolidated Operations.........................................      $   1,809           $   1,890          $  21,328
                                                                         ------              ------            -------
                                                                         ------              ------            -------


                                                                                      BENEFITS CLAIMS,    AMORTIZATION OF
                                                                    NET REALIZED          AND CLAIM       DEFERRED POLICY
                                                                  CAPITAL (LOSSES)       ADJUSTMENT         ACQUISITION
SEGMENT                                                                 GAINS             EXPENSES             COSTS
----------------------------------------------------------------  -----------------  -------------------  ---------------
1996
Investment Products.............................................      $      --           $     451          $     175
Individual Life Insurance.......................................             --                 245                 59
Employee Benefits...............................................             --                 546                 --
Corporate Operations............................................              6                  --                 --
Runoff Operations...............................................           (219)                293                 --
                                                                         ------              ------            -------
Consolidated Operations.........................................      $    (213)          $   1,535          $     234
                                                                         ------              ------            -------
                                                                         ------              ------            -------

1995
Investment Products.............................................      $      --           $     349          $     117
Individual Life Insurance.......................................             --                 127                 70
Employee Benefits...............................................             --                 496                 --
Corporate Operations............................................            (11)                 33                 --
Runoff Operations...............................................             --                 417                 12
                                                                         ------              ------            -------
Consolidated Operations.........................................      $     (11)          $   1,422          $     199
                                                                         ------              ------            -------
                                                                         ------              ------            -------

1994
Investment Products.............................................      $      --           $     383          $      90
Individual Life Insurance.......................................             --                 179                 51
Employee Benefits...............................................             --                 376                 --
Corporate Operations............................................              7                  --                 --
Runoff Operations...............................................             --                 467                  4
                                                                         ------              ------            -------
Consolidated Operations.........................................      $       7           $   1,405          $     145
                                                                         ------              ------            -------
                                                                         ------              ------            -------


                                                                   PREMIUMS AND        NET
                                                                       OTHER       INVESTMENT
SEGMENT                                                           CONSIDERATIONS     INCOME
----------------------------------------------------------------  ---------------  -----------
1996
Investment Products.............................................     $     536      $     477
Individual Life Insurance.......................................           287            153
Employee Benefits...............................................           881            485
Corporate Operations............................................            --             75
Runoff Operations...............................................             1            207
                                                                        ------     -----------
Consolidated Operations.........................................     $   1,705      $   1,397
                                                                        ------     -----------
                                                                        ------     -----------
1995
Investment Products.............................................     $     319      $     436
Individual Life Insurance.......................................           246            137
Employee Benefits...............................................           922            351
Corporate Operations............................................            --             67
Runoff Operations...............................................            --            337
                                                                        ------     -----------
Consolidated Operations.........................................     $   1,487      $   1,328
                                                                        ------     -----------
                                                                        ------     -----------
1994
Investment Products.............................................     $     263      $     330
Individual Life Insurance.......................................           268            108
Employee Benefits...............................................           569            350
Corporate Operations............................................            --             23
Runoff Operations...............................................            --            481
                                                                        ------     -----------
Consolidated Operations.........................................     $   1,100      $   1,292
                                                                        ------     -----------
                                                                        ------     -----------

                                                                   DIVIDENDS TO       OTHER
SEGMENT                                                            POLICYHOLDERS    EXPENSES
----------------------------------------------------------------  ---------------  -----------
1996
Investment Products.............................................     $      --      $     156
Individual Life Insurance.......................................            --             68
Employee Benefits...............................................           635            143
Corporate Operations............................................            --             16
Runoff Operations...............................................            --             44
                                                                        ------     -----------
Consolidated Operations.........................................     $     635      $     427
                                                                        ------     -----------
                                                                        ------     -----------
1995
Investment Products.............................................     $      --      $     115
Individual Life Insurance.......................................            --             55
Employee Benefits...............................................           675            138
Corporate Operations............................................            --             11
Runoff Operations...............................................            --             (2)
                                                                        ------     -----------
Consolidated Operations.........................................     $     675      $     317
                                                                        ------     -----------
                                                                        ------     -----------
1994
Investment Products.............................................     $      --      $     (31)
Individual Life Insurance.......................................            --            107
Employee Benefits...............................................           419            100
Corporate Operations............................................            --             43
Runoff Operations...............................................            --              8
                                                                        ------     -----------
Consolidated Operations.........................................     $     419      $     227
                                                                        ------     -----------
                                                                        ------     -----------

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV -- REINSURANCE
                                 (IN MILLIONS)

                                                          GROSS         CEDED TO        ASSUMED FROM       NET
                                                          AMOUNT    OTHER COMPANIES   OTHER COMPANIES     AMOUNT
                                                        ----------  ----------------  ----------------  ----------
Year Ended December 31, 1996
Life Insurance in Force...............................  $  177,094    $    106,146       $   31,957     $  102,905
                                                        ----------        --------          -------     ----------
Insurance Revenues
  Life Insurance and Annuities........................  $    1,801    $        298       $      169     $    1,672
  Accident and Health Insurance.......................          33               4                4             33
                                                        ----------        --------          -------     ----------
Total.................................................  $    1,834    $        302       $      173     $    1,705
                                                        ----------        --------          -------     ----------
                                                        ----------        --------          -------     ----------
For the Year Ended December 31, 1995
Life Insurance in Force...............................  $  182,716    $    112,774       $   26,996     $   96,938
                                                        ----------        --------          -------     ----------
Insurance Revenues
  Life Insurance and Annuities........................  $    1,232    $        325       $      574     $    1,481
  Accident and Health Insurance.......................         313             324               17              6
                                                        ----------        --------          -------     ----------
Total.................................................  $    1,545    $        649       $      591     $    1,487
                                                        ----------        --------          -------     ----------
                                                        ----------        --------          -------     ----------
For the Year Ended December 31, 1994
Life Insurance in Force...............................  $  136,929    $     87,553       $   35,016     $   84,392
                                                        ----------        --------          -------     ----------
Insurance Revenues
  Life Insurance and Annuities........................  $    1,008    $        211       $      294     $    1,091
  Accident and Health Insurance.......................         308             304                5              9
                                                        ----------        --------          -------     ----------
Total.................................................  $    1,316    $        515       $      299     $    1,100
                                                        ----------        --------          -------     ----------
                                                        ----------        --------          -------     ----------

                                                          PERCENTAGE OF
                                                         AMOUNT ASSUMED
                                                             TO NET
                                                        -----------------
Year Ended December 31, 1996
Life Insurance in Force...............................          31.1%
Insurance Revenues
  Life Insurance and Annuities........................          10.1%
  Accident and Health Insurance.......................          12.1%
Total.................................................          10.1%
For the Year Ended December 31, 1995
Life Insurance in Force...............................          27.8%
Insurance Revenues
  Life Insurance and Annuities........................          38.8%
  Accident and Health Insurance.......................         283.3%
Total.................................................          39.7%
For the Year Ended December 31, 1994
Life Insurance in Force...............................          41.5%
Insurance Revenues
  Life Insurance and Annuities........................          26.9%
  Accident and Health Insurance.......................          55.6%
Total.................................................          27.2%

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------

Report of Independent Public Accountants

To Hartford Life Insurance Company Putnam Capital Manager Trust Separate Account Five and to the Owners of Units of Interest therein:

We have audited the accompanying statement of assets and liabilities of Hartford Life Insurance Company Putnam Capital Manager Trust Separate Account Five (the Account) as of December 31, 1996, and the related statement of operations for the year then ended and statements of changes in net assets for the year ended December 31, 1996 and the period from inception, January 10, 1995, to December 31, 1995. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company Putnam Capital Manager Trust Separate Account Five as of December 31, 1996, the results of its operations for the year then ended and the changes in its net assets for the year ended December 31, 1996 and the period from inception, January 10, 1995, to December 31, 1995, in conformity with generally accepted accounting principles.

                                               ARTHUR ANDERSEN LLP

Hartford, Connecticut
February 14, 1997

                                           HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY
Statement of Assets & Liabilities
------------------------------------------------------------------------------------------------------------------------
December 31, 1996       Asia Pacific     Diversified     Global Asset     Global          Growth             High Yield
                        Growth           Income          Allocation       Growth          and Income         Fund
                        Fund             Fund            Fund             Fund            Fund               Sub-Account
                        Sub-Account      Sub-Account     Sub-Account      Sub-Account     Sub-Account
------------------------------------------------------------------------------------------------------------------------
Assets
Investments:
 ........................................................................................................................
Putnam VT Asia Pacific Growth Fund
 Shares 82,583
 Cost $856,545
 ........................................................................................................................
  Market Value:          $909,242        $       --      $       --       $       --      $        --        $       --
 ........................................................................................................................
Putnam VT Diversified Income Fund
 Shares 94,294
 Cost $1,018,843
 ........................................................................................................................
  Market Value:                --         1,062,698              --               --               --                --
 ........................................................................................................................
Putnam VT Global Asset
 Allocation Fund
 Shares 70,478
 Cost $1,107,725
 ........................................................................................................................
  Market Value:                --                --       1,215,746               --               --                --
 ........................................................................................................................
Putnam VT Global Growth Fund
 Shares 364,671
 Cost $5,496,986
 ........................................................................................................................
  Market Value:                --                --              --        6,155,645               --                --
 ........................................................................................................................
Putnam VT Growth and Income Fund
 Shares 564,735
 Cost $11,958,250
 ........................................................................................................................
  Market Value:                --                --              --               --       13,869,884                --
 ........................................................................................................................
Putnam VT High Yield Fund
 Shares 254,551
 Cost $3,088,531
 ........................................................................................................................
  Market Value:                --                --              --               --               --         3,298,982
 ........................................................................................................................
Putnam VT Money Market Fund
 Shares 4,222,628
 Cost $4,222,628
 ........................................................................................................................
  Market Value:                --                --              --               --               --                --
 ........................................................................................................................
Putnam VT New Opportunities Fund
 Shares 454,880
 Cost $7,223,865
 ........................................................................................................................
  Market Value:                --                --              --               --               --                --
 ........................................................................................................................
Putnam VT U.S. Government and
 High Quality Bond Fund
 Shares 97,635
 Cost $1,279,571
 ........................................................................................................................
  Market Value:                --                --              --               --               --                --
 ........................................................................................................................
Putnam VT Utilities Growth and
 Income Fund
 Shares 100,315
 Cost $1,310,238
 ........................................................................................................................
  Market Value:                --                --              --               --               --                --
 ........................................................................................................................
Putnam VT Voyager Fund
 Shares 289,032
 Cost $8,711,600
 ........................................................................................................................
  Market Value:                --                --              --               --               --                --
 ........................................................................................................................
Due from Hartford Life
 Insurance Company             --                --              --               --           14,202                --
------------------------------------------------------------------------------------------------------------------------
Total Assets              909,242         1,062,698       1,215,746        6,155,645       13,884,086         3,298,982
------------------------------------------------------------------------------------------------------------------------
Liabilities
Payable for fund
 shares purchased              --                --              --               --           14,202                --
 ........................................................................................................................
Total Liabilities              --                --              --               --           14,202                --
------------------------------------------------------------------------------------------------------------------------
Net Assets (variable
 annuity contract
 liabilities)            $909,242        $1,062,698      $1,215,746       $6,155,645      $13,869,884        $3,298,982
------------------------------------------------------------------------------------------------------------------------
Units Outstanding          81,465            81,563          84,252          450,022          837,713           247,165
------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value
 at end of period       11.161102         13.029218       14.429914        13.678537        16.556836         13.347317
------------------------------------------------------------------------------------------------------------------------



Statement of Assets & Liabilities (Continued)
-----------------------------------------------------------------------------------------------------
December 31, 1996       Money            New             U.S. Govt.       Utilities       Voyager
                        Market           Opportunities   and High         Growth          Fund
                        Fund             Fund            Quality Bond     and Income      Sub-Account
                        Sub-Account      Sub-Account     Fund             Fund
                                                         Sub-Account      Sub-Account
-----------------------------------------------------------------------------------------------------
Assets
Investments:
 .....................................................................................................
Putnam VT Asia Pacific Growth Fund
 Shares 82,583
 Cost $856,545
 .....................................................................................................
  Market Value:         $       --       $       --      $       --       $       --      $       --
 .....................................................................................................
Putnam VT Diversified Income Fund
 Shares 94,294
 Cost $1,018,843
 .....................................................................................................
  Market Value:                 --               --              --               --              --
 .....................................................................................................
Putnam VT Global Asset
 Allocation Fund
 Shares 70,478
 Cost $1,107,725
 .....................................................................................................
  Market Value:                 --               --              --               --              --
 .....................................................................................................
Putnam VT Global Growth Fund
 Shares 364,671
 Cost $5,496,986
 .....................................................................................................
  Market Value:                 --               --              --               --              --
 .....................................................................................................
Putnam VT Growth and Income Fund
 Shares 564,735
 Cost $11,958,250
 .....................................................................................................
  Market Value:                 --               --              --               --              --
 .....................................................................................................
Putnam VT High Yield Fund
 Shares 254,551
 Cost $3,088,531
 .....................................................................................................
  Market Value:                 --               --              --               --              --
 .....................................................................................................
Putnam VT Money Market Fund
 Shares 4,222,628
 Cost $4,222,628
 .....................................................................................................
  Market Value:          4,222,628               --              --               --              --
 .....................................................................................................
Putnam VT New Opportunities Fund
 Shares 454,880
 Cost $7,223,865
 .....................................................................................................
  Market Value:                 --        7,833,025              --               --              --
 .....................................................................................................
Putnam VT U.S. Government and
 High Quality Bond Fund
 Shares 97,635
 Cost $1,279,571
 .....................................................................................................
  Market Value:                 --               --       1,289,764               --              --
 .....................................................................................................
Putnam VT Utilities Growth and
 Income Fund
 Shares 100,315
 Cost $1,310,238
 .....................................................................................................
  Market Value:                 --               --              --        1,484,659              --
 .....................................................................................................
Putnam VT Voyager Fund
 Shares 289,032
 Cost $8,711,600
 .....................................................................................................
  Market Value:                 --               --              --               --       9,402,223
 .....................................................................................................
Due from Hartford Life
 Insurance Company         330,629               --              --               --              --
-----------------------------------------------------------------------------------------------------
Total Assets             4,553,257        7,833,025       1,289,764        1,484,659       9,402,223
-----------------------------------------------------------------------------------------------------
Liabilities
Payable for fund
 shares purchased          330,313               --              --               --              --
 .....................................................................................................
Total Liabilities          330,313               --              --               --              --
-----------------------------------------------------------------------------------------------------
Net Assets (variable
 annuity contract
 liabilities)           $4,222,944       $7,833,025      $1,289,764       $1,484,659      $9,402,223
-----------------------------------------------------------------------------------------------------
Units Outstanding        3,812,530          488,477         104,473           97,813         587,891
-----------------------------------------------------------------------------------------------------
Accumulation Unit Value
 at end of period         1.107649        16.035615       12.345439        15.178606       15.993147
-----------------------------------------------------------------------------------------------------

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------


PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY
Statement of Operations
-------------------------------------------------------------------------------------------------------------------------
For the year ended                                Asia Paciific       Diversified         Global Asset        Global
December 31, 1996                                 Growth              Income              Allocation          Growth
                                                  Fund                Fund                Fund                Fund
                                                  Sub-Account         Sub-Account         Sub-Account         Sub-Account
-------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends                                        $ 6,265             $45,501             $ 31,236            $ 78,177
 .........................................................................................................................
 Capital gains income                                  --                  --               20,497             113,882
 .........................................................................................................................
Net realized and
 unrealized gain
 (loss) on
 investments:
 .........................................................................................................................
 Net realized gain (loss)
  on security transactions                             40               1,025                  235               2,172
 .........................................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                       45,583              30,289               79,432             532,876
 .........................................................................................................................
 Net gain (loss)
  on investments                                   45,623              31,314               79,667             535,048
-------------------------------------------------------------------------------------------------------------------------
Net increase
 in net assets
 resulting from
 operations                                       $51,888             $76,815             $131,400            $727,107
-------------------------------------------------------------------------------------------------------------------------


Statement of Operations (Continued)
---------------------------------------------------------------------------------------------------------------------------
For the year ended                                Growth              High Yield          Money               New
December 31, 1996                                 and Income          Fund                Market              Opportunities
                                                  Fund                Sub-Account         Fund                Fund
                                                  Sub-Account                             Sub-Account         Sub-Account
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends                                        $  341,685          $163,141            $203,725           $      --
 ...........................................................................................................................
 Capital gains income                                154,926                --                  --                  --
 ...........................................................................................................................
Net realized and
 unrealized gain
 (loss) on
 investments:
 ...........................................................................................................................
 Net realized gain (loss)
  on security transactions                             2,902             1,565                  --               1,419
 ...........................................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                       1,519,519           157,435                  --             325,785
 ...........................................................................................................................
 Net gain (loss)
  on investments                                   1,522,421           159,000                  --             327,204
---------------------------------------------------------------------------------------------------------------------------
Net increase
 in net assets
 resulting from
 operations                                       $2,019,032          $322,141            $203,725            $327,204
---------------------------------------------------------------------------------------------------------------------------


Statement of Operations (Continued)
-----------------------------------------------------------------------------------------------------
For the year ended                                U.S. Govt.          Utilities           Voyager
December 31, 1996                                 and High            Growth              Fund
                                                  Quality Bond        and Income          Sub-Account
                                                  Fund                Fund
                                                  Sub-Account         Sub-Account
-----------------------------------------------------------------------------------------------------
Investment income:
 Dividends                                        $58,449             $35,664             $103,280
 .....................................................................................................
 Capital gains income                                  --                  --              200,850
 .....................................................................................................
Net realized and
 unrealized gain
 (loss) on
 investments:
 .....................................................................................................
 Net realized gain (loss)
  on security transactions                         (1,338)                749                1,457
 .....................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                      (12,239)            144,600              388,867
 .....................................................................................................
 Net gain (loss)
  on investments                                  (13,577)            145,349              390,324
-----------------------------------------------------------------------------------------------------
Net increase
 in net assets
 resulting from
 operations                                       $44,872            $181,013             $694,454
-----------------------------------------------------------------------------------------------------

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------


PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY
Statement of Changes in Net Assets
-------------------------------------------------------------------------------------------------------------------------
For the year ended                                Asia Pacific        Diversified         Global Asset        Global
December 31, 1996                                 Growth              Income              Allocation          Growth
                                                  Fund                Fund                Fund                Fund
                                                  Sub-Account         Sub-Account         Sub-Account         Sub-Account
-------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income                                          $  6,265            $   45,501          $   31,236          $   78,177
 .........................................................................................................................
 Capital gains income                                   --                    --              20,497             113,882
 .........................................................................................................................
 Net realized gain (loss)
  on security transactions                              40                 1,025                 235               2,172
 .........................................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                        45,583                30,289              79,432             532,876
 .........................................................................................................................
 Net increase in net
  assets resulting
  from operations                                   51,888                76,815             131,400             727,107
 .........................................................................................................................
Unit transactions:
 Purchases                                              --                    --                  --                  --
 .........................................................................................................................
 Net transfers                                     663,703               678,615             565,848           2,987,293
 .........................................................................................................................
 Surrenders                                        (12,187)              (13,614)            (14,996)            (92,194)
 .........................................................................................................................
 Loan withdrawals                                  (49,778)               (4,620)            (12,089)            (56,759)
 .........................................................................................................................
 Cost of insurance                                  (4,323)               (6,234)             (5,795)            (31,793)
 .........................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                           597,415               654,147             532,968           2,806,547
 .........................................................................................................................
 Total increase (decrease)
  in net assets                                    649,303               730,962             664,368           3,533,654
 .........................................................................................................................
Net assets:
 Beginning of period                               259,939               331,736             551,378           2,621,991
-------------------------------------------------------------------------------------------------------------------------
 End of period                                    $909,242            $1,062,698          $1,215,746          $6,155,645
-------------------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets (Continued)
---------------------------------------------------------------------------------------------------------------------------
For the year ended                                Growth              High Yield          Money               New
December 31, 1996                                 and Income          Fund                Market              Opportunities
                                                  Fund                Sub-Account         Fund                Fund
                                                  Sub-Account                             Sub-Account         Sub-Account
---------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income                                          $   341,685         $  163,141          $  203,725          $       --
 ...........................................................................................................................
 Capital gains income                                 154,926                 --                  --                  --
 ...........................................................................................................................
 Net realized gain (loss)
  on security transactions                              2,902              1,565                  --               1,419
 ...........................................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                        1,519,519            157,435                  --             325,785
 ...........................................................................................................................
 Net increase in net
  assets resulting
  from operations                                   2,019,032            322,141             203,725             327,204
 ...........................................................................................................................
Unit transactions:
 Purchases                                                 --                 --          24,879,746                  --
 ...........................................................................................................................
 Net transfers                                      7,006,259          1,317,440         (24,660,575)          4,703,270
 ...........................................................................................................................
 Surrenders                                          (298,205)           (83,011)            (89,459)           (170,255)
 ...........................................................................................................................
 Loan withdrawals                                     (46,401)           (35,554)         (1,308,364)            (37,499)
 ...........................................................................................................................
 Cost of insurance                                    (65,790)           (18,659)            (42,734)            (38,655)
 ...........................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                            6,595,863          1,180,216          (1,221,386)          4,456,861
 ...........................................................................................................................
 Total increase (decrease)
  in net assets                                     8,614,895          1,502,357          (1,017,661)          4,784,065
 ...........................................................................................................................
Net assets:
 Beginning of period                                5,254,989          1,796,625           5,240,605           3,048,960
---------------------------------------------------------------------------------------------------------------------------
 End of period                                    $13,869,884         $3,298,982          $4,222,944          $7,833,025
---------------------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets (Continued)
-----------------------------------------------------------------------------------------------------
For the year ended                                U.S. Govt.          Utilities           Voyager
December 31, 1996                                 and High            Growth              Fund
                                                  Quality Bond        and Income          Sub-Account
                                                  Fund                Fund
                                                  Sub-Account         Sub-Account
-----------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income                                          $   58,449          $   35,664          $  103,280
 .....................................................................................................
 Capital gains income                                     --                  --             200,850
 .....................................................................................................
 Net realized gain (loss)
  on security transactions                            (1,338)                749               1,457
 .....................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                         (12,239)            144,600             388,867
 .....................................................................................................
 Net increase in net
  assets resulting
  from operations                                     44,872             181,013             694,454
 .....................................................................................................
Unit transactions:
 Purchases                                                --                  --                  --
 .....................................................................................................
 Net transfers                                       675,522             725,689           5,336,934
 .....................................................................................................
 Surrenders                                          (16,556)            (22,040)           (138,165)
 .....................................................................................................
 Loan withdrawals                                    (19,784)            (29,987)            (66,110)
 .....................................................................................................
 Cost of insurance                                    (7,295)             (8,113)            (45,984)
 .....................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                             631,887             665,549           5,086,675
 .....................................................................................................
 Total increase (decrease)
  in net assets                                      676,759             846,562           5,781,129
 .....................................................................................................
Net assets:
 Beginning of period                                 613,005             638,097           3,621,094
-----------------------------------------------------------------------------------------------------
 End of period                                    $1,289,764          $1,484,659          $9,402,223
-----------------------------------------------------------------------------------------------------

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                            HARTFORD LIFE INSURANCE COMPANY
---------------------------------------------------------------------------



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY
Statement of Changes in Net Assets
-------------------------------------------------------------------------------------------------------------------------
For the period                                    Asia Paciific       Diversified         Global Asset        Global
from inception,                                   Growth              Income              Allocation          Growth
January 10, 1995 to                               Fund                Fund                Fund                Fund
December 31, 1995                                 Sub-Account*        Sub-Account         Sub-Account         Sub-Account
-------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income                                          $     --            $    521            $    192            $       91
 .........................................................................................................................
 Capital gains income                                   --                  --                  --                   170
 .........................................................................................................................
 Net realized gain (loss)
  on security transactions                             349                  31                   7                    89
 .........................................................................................................................
 Net unrealized
  appreciation
  of investments
  during the period                                  7,112              13,566              28,590               125,784
 .........................................................................................................................
 Net increase in net
  assets resulting
  from operations                                    7,461              14,118              28,789               126,134
 .........................................................................................................................
Unit transactions:
 Purchases                                              --                  --                  --                    --
 .........................................................................................................................
 Net transfers                                     264,817             330,819             537,900             2,532,395
 .........................................................................................................................
 Surrenders                                        (11,791)            (12,664)            (14,453)              (24,192)
 .........................................................................................................................
 Loan withdrawals                                       --                  --                  --                (7,875)
 .........................................................................................................................
 Cost of insurance                                    (548)               (537)               (858)               (4,471)
 .........................................................................................................................
 Net increase in
  net assets resulting
  from unit transactions                           252,478             317,618             522,589             2,495,857
 .........................................................................................................................
 Total increase
  in net assets                                    259,939             331,736             551,378             2,621,991
 .........................................................................................................................
Net assets:
 Beginning of period                                    --                  --                  --                    --
-------------------------------------------------------------------------------------------------------------------------
 End of period                                    $259,939            $331,736            $551,378            $2,621,991
-------------------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets (Continued)
---------------------------------------------------------------------------------------------------------------------------
For the period                                    Growth              High Yield          Money               New
from inception,                                   and Income          Fund                Market              Opportunities
January 10, 1995 to                               Fund                Sub-Account         Fund                Fund
December 31, 1995                                 Sub-Account                             Sub-Account         Sub-Account

---------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income                                          $      387          $      916          $   80,712          $        1
 ...........................................................................................................................
 Capital gains income                                    100                  --                  --                  31
 ...........................................................................................................................
 Net realized gain (loss)
  on security transactions                                 6                 119                  --              (2,699)
 ...........................................................................................................................
 Net unrealized
  appreciation
  of investments
  during the period                                  392,116              53,019                  --             283,377
 ...........................................................................................................................
 Net increase in net
  assets resulting
  from operations                                    392,609              54,054              80,712             280,710
 ...........................................................................................................................
Unit transactions:
 Purchases                                                --                  --          24,484,446                  --
 ...........................................................................................................................
 Net transfers                                     4,908,808           1,770,947         (17,605,354)          2,798,809
 ...........................................................................................................................
 Surrenders                                          (28,551)            (17,973)           (147,693)            (15,714)
 ...........................................................................................................................
 Loan withdrawals                                     (9,320)             (7,918)         (1,548,256)             (9,713)
 ...........................................................................................................................
 Cost of insurance                                    (8,557)             (2,485)            (23,250)             (5,129)
 ...........................................................................................................................
 Net increase in
  net assets resulting
  from unit transactions                           4,862,380           1,742,571           5,159,893           2,768,253
 ...........................................................................................................................
 Total increase
  in net assets                                    5,254,989           1,796,625           5,240,605           3,048,963
 ...........................................................................................................................
Net assets:
 Beginning of period                                      --                  --                  --                  --
---------------------------------------------------------------------------------------------------------------------------
 End of period                                    $5,254,989          $1,796,625          $5,240,605          $3,048,963
---------------------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets (Continued)
-----------------------------------------------------------------------------------------------------
For the period                                    U.S. Govt.          Utilities           Voyager
from inception,                                   and High            Growth              Fund
January 10, 1995 to                               Quality Bond        and Income          Sub-Account
December 31, 1995                                 Fund                Fund
                                                  Sub-Account         Sub-Account
-----------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income                                          $    696            $    543            $       30
 .....................................................................................................
 Capital gains income                                   --                  --                   224
 .....................................................................................................
 Net realized gain (loss)
  on security transactions                             133                  72                  (604)
 .....................................................................................................
 Net unrealized
  appreciation
  of investments
  during the period                                 22,432              29,823               301,754
 .....................................................................................................
 Net increase in net
  assets resulting
  from operations                                   23,261              30,438               301,404
 .....................................................................................................
Unit transactions:
 Purchases                                              --                  --                    --
 .....................................................................................................
 Net transfers                                     603,807             621,666             3,345,405
 .....................................................................................................
 Surrenders                                        (13,535)            (13,432)              (19,818)
 .....................................................................................................
 Loan withdrawals                                       --                  --                    --
 .....................................................................................................
 Cost of insurance                                    (528)               (575)               (5,897)
 .....................................................................................................
 Net increase in
  net assets resulting
  from unit transactions                           589,744             607,659             3,319,690
 .....................................................................................................
 Total increase
  in net assets                                    613,005             638,097             3,621,094
 .....................................................................................................
Net assets:
 Beginning of period                                    --                  --                    --
-----------------------------------------------------------------------------------------------------
 End of period                                    $613,005            $638,097            $3,621,094
-----------------------------------------------------------------------------------------------------

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

*From inception, May 1, 1995, to December 31, 1995.

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------


PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY

Notes to Financial Statements
December 31, 1996

1. ORGANIZATION:
Putnam Capital Manager Trust Separate Account Five (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission
(SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in the various mutual funds as directed by the contractholders.

2. SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) Security Transactions -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost.
Dividends and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

B) Security Valuation -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1996.

C) Federal Income Taxes -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

D) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3. ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:
In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms ot the contracts.